UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22733
JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended October 31, 2024:

John Hancock Multifactor ETFs
  John Hancock Multifactor Developed International ETF
  John Hancock Multifactor Emerging Markets ETF
  John Hancock Multifactor Large Cap ETF
  John Hancock Multifactor Mid Cap ETF
  John Hancock Multifactor Small Cap ETF

John Hancock Active Fixed Income ETFs
  John Hancock Corporate Bond ETF
  John Hancock Dynamic Municipal Bond ETF
  John Hancock High Yield ETF
  John Hancock Mortgage-Backed Securities ETF
  John Hancock Preferred Income ETF

John Hancock Active Equity ETFs
  John Hancock Disciplined Value International Select ETF
  John Hancock Fundamental All Cap Core ETF
  John Hancock International High Dividend ETF
  John Hancock U.S. High Dividend ETF

John Hancock Multifactor Developed International ETF
Multifactor Developed International ETF/JHMD
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Multifactor Developed International ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Developed International ETF/JHMD	$20	0.39%
Fund Statistics
Fund net assets	$698,320,630
Total number of portfolio holdings	604
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novo Nordisk A/S, B Shares	1.6%
Shell PLC	1.4%
TotalEnergies SE	1.4%
Novartis AG	1.3%
Vinci SA	1.3%
Toyota Motor Corp.	1.2%
ASML Holding NV	1.1%
Nestle SA	0.9%
Roche Holding AG	0.8%
Deutsche Telekom AG	0.8%

Sector Composition
Financials	20.7%
Industrials	17.9%
Consumer discretionary	10.8%
Health care	10.0%
Consumer staples	8.4%
Materials	7.5%
Information technology	6.2%
Communication services	5.6%
Energy	5.6%
Utilities	4.6%
Real estate	2.0%
Short-term investments and other	0.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
890SA-ETF

10/24
12/24

John Hancock Multifactor Emerging Markets ETF
Multifactor Emerging Markets ETF/JHEM
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Multifactor Emerging Markets ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Emerging Markets ETF/JHEM	$26	0.49%
Fund Statistics
Fund net assets	$667,180,296
Total number of portfolio holdings	960
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.4%
Tencent Holdings, Ltd.	3.7%
Samsung Electronics Company, Ltd.	2.8%
Alibaba Group Holding, Ltd.	2.2%
HDFC Bank, Ltd.	1.3%
ICICI Bank, Ltd.	1.0%
Hon Hai Precision Industry Company, Ltd.	1.0%
China Construction Bank Corp., H Shares	1.0%
Infosys, Ltd.	1.0%
MediaTek, Inc.	0.9%

Sector Composition
Financials	24.5%
Information technology	19.2%
Consumer discretionary	13.2%
Communication services	8.4%
Materials	8.1%
Industrials	6.9%
Energy	5.9%
Consumer staples	5.7%
Utilities	3.5%
Health care	3.3%
Real estate	1.1%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
990SA-ETF

10/24
12/24

John Hancock Multifactor Large Cap ETF
Multifactor Large Cap ETF/JHML
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Multifactor Large Cap ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Large Cap ETF/JHML	$15	0.29%
Fund Statistics
Fund net assets	$947,217,215
Total number of portfolio holdings	774
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	3.9%
Microsoft Corp.	3.6%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	1.9%
Meta Platforms, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.1%
JPMorgan Chase & Co.	1.0%
Broadcom, Inc.	1.0%
Eli Lilly & Company	1.0%

Sector Composition
Information technology	23.6%
Financials	15.6%
Industrials	12.5%
Health care	11.0%
Consumer discretionary	9.8%
Communication services	7.2%
Consumer staples	5.8%
Utilities	4.0%
Energy	3.9%
Materials	3.6%
Real estate	2.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
850SA-ETF

10/24
12/24

John Hancock Multifactor Mid Cap ETF
Multifactor Mid Cap ETF/JHMM
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Multifactor Mid Cap ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Mid Cap ETF/JHMM	$22	0.41%
Fund Statistics
Fund net assets	$3,987,303,254
Total number of portfolio holdings	667
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
United Rentals, Inc.	0.7%
Ameriprise Financial, Inc.	0.5%
Vistra Corp.	0.5%
AMETEK, Inc.	0.4%
Fair Isaac Corp.	0.4%
The Hartford Financial Services Group, Inc.	0.4%
Entergy Corp.	0.4%
Fastenal Company	0.4%
Targa Resources Corp.	0.4%
PulteGroup, Inc.	0.4%

Sector Composition
Industrials	20.5%
Financials	16.0%
Information technology	13.9%
Consumer discretionary	11.0%
Health care	10.1%
Materials	6.0%
Real estate	5.6%
Utilities	5.4%
Consumer staples	4.3%
Energy	4.3%
Communication services	2.8%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
840SA-ETF

10/24
12/24

John Hancock Multifactor Small Cap ETF
Multifactor Small Cap ETF/JHSC
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Multifactor Small Cap ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Small Cap ETF/JHSC	$22	0.42%
Fund Statistics
Fund net assets	$499,408,161
Total number of portfolio holdings	247
Portfolio turnover rate	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Exelixis, Inc.	0.8%
REVOLUTION Medicines, Inc.	0.8%
Viking Therapeutics, Inc.	0.8%
Trex Company, Inc.	0.7%
Voya Financial, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Frontier Communications Parent, Inc.	0.7%
Comerica, Inc.	0.6%
Lumen Technologies, Inc.	0.6%
Jazz Pharmaceuticals PLC	0.6%

Sector Composition
Industrials	21.5%
Financials	20.2%
Information technology	12.6%
Consumer discretionary	12.3%
Health care	11.4%
Materials	5.2%
Energy	5.1%
Real estate	4.5%
Communication services	2.7%
Utilities	2.3%
Consumer staples	2.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
950SA-ETF

10/24
12/24

John Hancock Corporate Bond ETF
Corporate Bond ETF/JHCB
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Corporate Bond ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Bond ETF/JHCB	$15	0.29%
Fund Statistics
Fund net assets	$53,238,257
Total number of portfolio holdings	85
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Financials	42.3%
Energy	10.2%
Information technology	10.0%
Health care	8.1%
Industrials	6.8%
Utilities	6.4%
Consumer discretionary	4.9%
Communication services	4.9%
Real estate	3.4%
Materials	1.2%
Short-term investments and other	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
815SA-ETF

10/24
12/24

John Hancock Dynamic Municipal Bond ETF
Dynamic Municipal Bond ETF/JHMU
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Dynamic Municipal Bond ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Municipal Bond ETF/JHMU	$20	0.39%
Fund Statistics
Fund net assets	$23,741,923
Total number of portfolio holdings	106
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	12.1%
Revenue bonds	87.3%
Other revenue	18.6%
Health care	15.8%
Airport	13.9%
Development	13.1%
Education	12.6%
Water and sewer	4.1%
Housing	3.4%
Utilities	3.1%
Transportation	1.1%
Tobacco	0.9%
Facilities	0.7%
Short-term investments	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
944SA-ETF

10/24
12/24

John Hancock High Yield ETF
High Yield ETF/JHHY
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock High Yield ETF (the fund) for the period of May 1, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield ETF/JHHY	$27	0.52%
Fund Statistics
Fund net assets	$35,487,941
Total number of portfolio holdings	547
Portfolio turnover rate	132%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	15.1%
Communication services	15.1%
Industrials	13.5%
Energy	11.9%
Financials	10.6%
Materials	9.8%
Health care	7.6%
Information technology	4.8%
Consumer staples	3.5%
Utilities	3.4%
Real estate	2.8%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
8950SA-ETF

10/24
12/24

John Hancock Mortgage-Backed Securities ETF
Mortgage-Backed Securities ETF/JHMB
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Mortgage-Backed Securities ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities ETF/JHMB	$20	0.39%
Fund Statistics
Fund net assets	$57,913,153
Total number of portfolio holdings	272
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	59.6%
Collateralized mortgage obligations – Commercial and residential	17.4%
Asset backed securities	14.1%
Collateralized mortgage obligations – U.S. Government Agency	7.2%
U.S. Government	0.8%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
845SA-ETF

10/24
12/24

John Hancock Preferred Income ETF
Preferred Income ETF/JHPI
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Preferred Income ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Income ETF/JHPI	$28	0.54%
Fund Statistics
Fund net assets	$44,109,181
Total number of portfolio holdings	142
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Financials	59.8%
Utilities	23.9%
Energy	6.0%
Communication services	3.8%
Consumer discretionary	2.1%
Real estate	1.4%
Industrials	1.3%
Information technology	0.4%
Short-term investments and other	1.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
885SA-ETF

10/24
12/24

John Hancock Disciplined Value International Select ETF
Disciplined Value International Select ETF/JDVI
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Select ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Select ETF/JDVI	$35	0.69%
Fund Statistics
Fund net assets	$27,454,887
Total number of portfolio holdings	41
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Sandoz Group AG	4.8%
Novartis AG	4.3%
Prosus NV	4.2%
BNP Paribas SA	4.0%
Asahi Group Holdings, Ltd.	3.9%
Sony Group Corp.	3.2%
SSE PLC	2.9%
SK Hynix, Inc.	2.9%
BAE Systems PLC	2.9%
AXA SA	2.9%

Sector Composition
Financials	25.5%
Industrials	15.8%
Health care	11.7%
Materials	11.6%
Consumer discretionary	10.3%
Information technology	7.3%
Energy	7.2%
Consumer staples	5.4%
Utilities	2.9%
Other assets and liabilities, net	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
930SA-ETF

10/24
12/24

John Hancock Fundamental All Cap Core ETF
Fundamental All Cap Core ETF/JHAC
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core ETF/JHAC	$39	0.72%
Fund Statistics
Fund net assets	$4,079,310
Total number of portfolio holdings	46
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.3%
NVIDIA Corp.	6.9%
Alphabet, Inc., Class A	5.8%
IShares Russell 3000 ETF	4.8%
Lennar Corp., A Shares	4.4%
KKR & Company, Inc.	4.3%
Morgan Stanley	4.2%
Apple, Inc.	4.2%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.5%

Sector Composition
Information technology	27.2%
Financials	21.3%
Consumer discretionary	18.9%
Communication services	9.3%
Industrials	6.8%
Health care	5.1%
Energy	5.1%
Real estate	3.1%
Consumer staples	1.4%
Materials	1.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
977SA-ETF

10/24
12/24

John Hancock International High Dividend ETF
International High Dividend ETF/JHID
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock International High Dividend ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International High Dividend ETF/JHID	$23	0.46%
Fund Statistics
Fund net assets	$7,734,339
Total number of portfolio holdings	92
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Fortescue, Ltd.	2.3%
Mizuho Financial Group, Inc.	2.1%
Banco BPM SpA	2.1%
Poste Italiane SpA	2.0%
ABB, Ltd.	2.0%
Imperial Brands PLC	2.0%
ABN AMRO Bank NV	2.0%
NN Group NV	1.9%
Volkswagen AG	1.9%
Klepierre SA	1.9%

Sector Composition
Financials	22.4%
Industrials	15.4%
Energy	9.5%
Consumer staples	9.2%
Consumer discretionary	9.2%
Materials	7.9%
Health care	7.1%
Utilities	5.6%
Real estate	5.2%
Information technology	3.9%
Communication services	3.2%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
955SA-ETF

10/24
12/24

John Hancock U.S. High Dividend ETF
U.S. High Dividend ETF/JHDV
NYSE Arca, Inc.
Semiannual SHAREHOLDER REPORT | October 31, 2024
This semiannual shareholder report contains important information about the John Hancock U.S. High Dividend ETF (the fund) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Dividend ETF/JHDV	$18	0.34%
Fund Statistics
Fund net assets	$9,023,346
Total number of portfolio holdings	84
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	5.7%
Apple, Inc.	5.6%
Philip Morris International, Inc.	2.3%
Altria Group, Inc.	2.2%
Bristol-Myers Squibb Company	2.1%
United Parcel Service, Inc., Class B	2.1%
Franklin Resources, Inc.	2.0%
ONEOK, Inc.	2.0%
CME Group, Inc.	2.0%

Sector Composition
Information technology	33.7%
Financials	13.4%
Industrials	9.9%
Consumer staples	7.6%
Health care	6.5%
Real estate	6.5%
Energy	5.8%
Consumer discretionary	5.0%
Communication services	4.3%
Materials	3.1%
Utilities	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-6020.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock ETFs are distributed by Foreside Fund Services, LLC in the United States, and are subadvised by Boston Partners, Dimensional Fund Advisors LP, Marathon Asset Management, or our affiliate Manulife Investment Management (US) LLC. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC, Boston Partners, Dimensional Fund Advisors LP, or Marathon Asset Management. John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
966SA-ETF

10/24
12/24

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended October 31, 2024 for the following funds:

John Hancock Multifactor ETFs

  John Hancock Multifactor Developed International ETF

  John Hancock Multifactor Emerging Markets ETF

  John Hancock Multifactor Large Cap ETF

  John Hancock Multifactor Mid Cap ETF

  John Hancock Multifactor Small Cap ETF

John Hancock Active Fixed Income ETFs

  John Hancock Corporate Bond ETF

  John Hancock Dynamic Municipal Bond ETF

  John Hancock High Yield ETF

  John Hancock Mortgage-Backed Securities ETF

  John Hancock Preferred Income ETF

John Hancock Active Equity ETFs

  John Hancock Disciplined Value International Select ETF

  John Hancock Fundamental All Cap Core ETF

  John Hancock International High Dividend ETF

  John Hancock U.S. High Dividend ETF

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multifactor ETFs
October 31, 2024

John Hancock
Multifactor ETFs

2	Funds’ investments
41	Financial statements
47	Financial highlights
50	Notes to financial statements
59	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MULTIFACTOR ETFS |

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 10-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.9%		$690,402,119
(Cost $610,991,522)
Australia - 7.4%		51,488,248
ANZ Group Holdings, Ltd.	88,061	1,796,730
APA Group	116,675	532,662
Aristocrat Leisure, Ltd.	21,868	881,184
ASX, Ltd.	7,566	322,221
BHP Group, Ltd.	133,598	3,731,284
BlueScope Steel, Ltd.	58,693	780,796
Brambles, Ltd.	123,136	1,480,808
carsales.com, Ltd.	19,483	482,124
Cochlear, Ltd.	6,163	1,143,292
Coles Group, Ltd.	100,733	1,160,590
Commonwealth Bank of Australia	41,032	3,836,542
Computershare, Ltd.	49,429	854,079
CSL, Ltd.	9,152	1,720,138
Endeavour Group, Ltd.	114,783	352,608
Fortescue, Ltd.	115,646	1,452,091
Goodman Group	32,047	769,102
Insurance Australia Group, Ltd.	309,186	1,518,876
Macquarie Group, Ltd.	9,653	1,463,771
Medibank Private, Ltd.	281,546	662,041
Mirvac Group	126,840	177,792
National Australia Bank, Ltd.	82,314	2,091,927
Northern Star Resources, Ltd.	105,054	1,220,008
Origin Energy, Ltd.	155,583	981,363
Pilbara Minerals, Ltd. (A)(B)	229,363	428,163
Pro Medicus, Ltd.	3,390	432,610
Qantas Airways, Ltd. (A)	45,418	240,370
QBE Insurance Group, Ltd.	239,198	2,696,371
Ramsay Health Care, Ltd.	16,646	437,979
REA Group, Ltd.	1,929	286,712
Reece, Ltd.	26,182	391,173
Rio Tinto, Ltd.	23,894	1,867,269
Santos, Ltd.	535,504	2,378,119
Scentre Group	177,724	408,596
SEEK, Ltd.	13,419	219,209
Seven Group Holdings, Ltd.	15,328	418,862
Sonic Healthcare, Ltd.	54,445	960,363
South32, Ltd.	134,474	324,136
Stockland	96,928	328,867
Suncorp Group, Ltd.	111,884	1,313,249
Telstra Group, Ltd.	202,228	505,995
The GPT Group	67,187	208,595
The Lottery Corp., Ltd.	195,402	638,661
TPG Telecom, Ltd. (B)	38,558	114,155
Transurban Group	47,598	396,256
Treasury Wine Estates, Ltd.	72,799	540,252
Vicinity, Ltd.	141,478	202,016
Wesfarmers, Ltd.	30,415	1,340,340
Westpac Banking Corp.	110,259	2,319,694
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
WiseTech Global, Ltd.	3,592	$278,284
Woodside Energy Group, Ltd.	99,481	1,549,506
Woolworths Group, Ltd.	43,336	850,417
Austria - 0.2%		1,675,891
ANDRITZ AG	2,539	152,570
BAWAG Group AG (A)(C)	5,870	452,466
Erste Group Bank AG	9,089	510,543
EVN AG	1,366	37,891
IMMOFINANZ AG (A)	529	8,580
OMV AG	5,701	235,812
Raiffeisen Bank International AG	5,907	105,749
Telekom Austria AG	2,736	22,664
Verbund AG	1,290	105,317
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,395	44,299
Belgium - 1.0%		7,297,308
Ackermans & van Haaren NV	2,891	585,979
Ageas SA/NV	22,117	1,149,662
Anheuser-Busch InBev SA/NV	40,979	2,445,998
D’ieteren Group	740	159,471
Elia Group SA/NV	1,535	145,566
KBC Group NV	17,647	1,277,487
Lotus Bakeries NV	27	352,337
Syensqo SA	9,660	744,919
UCB SA	1,642	315,170
Warehouses De Pauw CVA	5,096	120,719
Chile - 0.1%		469,465
Antofagasta PLC	21,083	469,465
Denmark - 3.0%		21,196,293
AP Moller - Maersk A/S, Series A	169	256,577
AP Moller - Maersk A/S, Series B	296	465,331
Coloplast A/S, B Shares	16,873	2,100,421
Danske Bank A/S	60,309	1,775,046
DSV A/S	6,690	1,451,458
Novo Nordisk A/S, B Shares	100,156	11,125,127
Novonesis A/S, B Shares	28,014	1,752,213
Orsted A/S (A)(C)	11,335	661,131
Vestas Wind Systems A/S (A)	85,621	1,608,989
Finland - 1.3%		9,085,968
Elisa OYJ	12,875	611,666
Fortum OYJ	55,768	819,168
Kesko OYJ, A Shares	10,661	222,223
Kesko OYJ, B Shares	24,238	517,465
Kone OYJ, Class B	13,255	723,256
Metso Corp.	63,520	600,370
Neste OYJ	15,876	253,021
Nokia OYJ	182,049	854,800
Nordea Bank ABP	174,978	2,044,972
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	2

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland (continued)
Sampo OYJ, A Shares	11,360	$501,953
Stora Enso OYJ, R Shares	75,927	842,436
UPM-Kymmene OYJ	16,445	480,795
Wartsila OYJ ABP	32,291	613,843
France - 11.2%		78,192,874
Air Liquide SA	8,875	1,586,523
Airbus SE	18,449	2,807,287
AXA SA	68,867	2,580,904
BNP Paribas SA	78,608	5,355,135
Capgemini SE	17,044	2,945,808
Cie de Saint-Gobain SA	43,724	3,938,975
Credit Agricole SA	135,940	2,078,711
Danone SA	57,551	4,104,953
Dassault Systemes SE	27,591	942,358
Engie SA	146,120	2,445,362
EssilorLuxottica SA	7,957	1,860,737
Hermes International SCA	891	2,006,210
Kering SA	4,893	1,215,671
Legrand SA	16,927	1,903,837
L’Oreal SA	6,112	2,284,269
LVMH Moet Hennessy Louis Vuitton SE	7,289	4,825,533
Orange SA (B)	398,961	4,372,468
Pernod Ricard SA	16,126	2,000,197
Safran SA	13,192	2,976,090
Sanofi	29,989	3,161,665
Schneider Electric SE	8,616	2,218,760
Thales SA	12,630	2,031,398
TotalEnergies SE	152,072	9,476,568
Vinci SA	81,379	9,073,455
Germany - 8.5%		59,682,879
adidas AG	6,072	1,446,300
Allianz SE	12,023	3,777,472
BASF SE	46,497	2,253,656
Bayer AG	60,386	1,625,512
Bayerische Motoren Werke AG	18,166	1,426,289
Beiersdorf AG	5,581	751,318
Daimler Truck Holding AG	79,110	3,264,519
Deutsche Bank AG	189,357	3,211,911
Deutsche Boerse AG	14,533	3,371,706
Deutsche Telekom AG	182,335	5,507,025
DHL Group	46,648	1,870,261
E.ON SE	306,526	4,131,464
Fresenius SE & Company KGaA (A)	53,991	1,964,786
Hannover Rueck SE	3,548	930,231
Hapag-Lloyd AG (C)	3,271	574,578
Heidelberg Materials AG	11,121	1,221,840
Henkel AG & Company KGaA	8,665	674,493
Infineon Technologies AG	31,812	1,002,428
Mercedes-Benz Group AG	57,632	3,485,048
Merck KGaA	1,932	318,816
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	7,285	$3,718,794
Rheinmetall AG	3,004	1,543,244
RWE AG	32,568	1,052,591
SAP SE	13,885	3,237,950
Siemens AG	14,076	2,726,240
Siemens Energy AG (A)	26,282	1,070,846
Siemens Healthineers AG (C)	6,132	319,346
Talanx AG	10,629	818,719
Volkswagen AG	2,386	237,018
Vonovia SE	65,616	2,148,478
Hong Kong - 1.6%		11,209,964
AIA Group, Ltd.	397,724	3,143,669
BOC Hong Kong Holdings, Ltd.	126,295	412,623
Budweiser Brewing Company APAC, Ltd. (C)	27,600	28,791
CK Asset Holdings, Ltd.	149,969	614,390
CK Hutchison Holdings, Ltd.	103,273	543,304
CK Infrastructure Holdings, Ltd.	23,429	165,748
CLP Holdings, Ltd.	63,571	540,089
Galaxy Entertainment Group, Ltd.	29,641	131,727
Hang Seng Bank, Ltd.	25,689	314,240
Henderson Land Development Company, Ltd.	124,398	400,824
HKT Trust & HKT, Ltd.	171,000	212,474
Hong Kong & China Gas Company, Ltd.	579,065	449,136
Hong Kong Exchanges & Clearing, Ltd.	16,500	659,626
Link REIT	87,736	409,090
MTR Corp., Ltd.	50,913	185,331
Power Assets Holdings, Ltd.	127,073	845,857
Prudential PLC	36,384	301,525
Sun Hung Kai Properties, Ltd.	53,162	575,425
Swire Pacific, Ltd., Class A	32,000	268,985
Swire Pacific, Ltd., Class B	57,500	77,511
Swire Properties, Ltd.	98,001	199,673
Techtronic Industries Company, Ltd.	50,577	729,926
Ireland - 0.8%		5,655,374
AIB Group PLC	90,542	481,065
Bank of Ireland Group PLC	68,423	628,587
Experian PLC	35,368	1,717,434
Flutter Entertainment PLC (A)	5,025	1,171,914
James Hardie Industries PLC, CHESS Depositary Interest (A)	27,896	892,764
Kerry Group PLC, Class A	2,410	239,402
Kingspan Group PLC	5,987	524,208
Israel - 0.5%		3,556,437
Azrieli Group, Ltd.	789	60,426
Bank Hapoalim BM	64,401	672,433
Bank Leumi Le-Israel BM	89,101	907,230
CyberArk Software, Ltd. (A)	412	113,926
Elbit Systems, Ltd.	390	89,147
ICL Group, Ltd.	26,336	108,768
3	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Israel (continued)
Israel Discount Bank, Ltd., Class A	45,935	$270,509
Mizrahi Tefahot Bank, Ltd.	9,483	391,904
Nice, Ltd. (A)	857	151,222
Teva Pharmaceutical Industries, Ltd. (A)	36,466	668,707
Wix.com, Ltd. (A)	731	122,165
Italy - 2.8%		19,367,476
Banco BPM SpA	100,439	675,622
Davide Campari-Milano NV (B)	31,256	209,639
Enel SpA	223,321	1,689,866
Eni SpA	154,649	2,352,541
Ferrari NV	4,084	1,949,983
FinecoBank SpA	52,334	834,349
Generali	16,143	447,780
Infrastrutture Wireless Italiane SpA (C)	16,736	188,054
Intesa Sanpaolo SpA	486,980	2,081,452
Leonardo SpA	22,869	545,465
Mediobanca Banca di Credito Finanziario SpA	77,376	1,274,330
Moncler SpA	16,257	899,061
Nexi SpA (A)(C)	9,818	61,843
Poste Italiane SpA (C)	35,751	502,241
PRADA SpA	45,700	350,051
Prysmian SpA	13,425	944,742
Recordati Industria Chimica e Farmaceutica SpA	7,160	404,987
Snam SpA	92,429	443,327
Terna - Rete Elettrica Nazionale (B)	104,354	902,257
UniCredit SpA	59,095	2,609,886
Japan - 23.6%		164,532,276
Advantest Corp.	27,600	1,657,540
Aeon Company, Ltd.	23,500	576,990
AGC, Inc.	24,900	768,618
Aisin Corp.	58,200	612,280
Ajinomoto Company, Inc.	16,000	620,148
ANA Holdings, Inc.	22,700	448,561
Asahi Group Holdings, Ltd.	36,900	445,610
Asahi Kasei Corp.	108,600	755,370
Asics Corp.	54,500	971,036
Astellas Pharma, Inc.	26,300	310,006
Bandai Namco Holdings, Inc.	34,903	738,273
Bridgestone Corp.	36,700	1,321,995
Canon, Inc.	14,200	466,482
Capcom Company, Ltd.	28,700	576,920
Central Japan Railway Company	27,620	578,057
Chubu Electric Power Company, Inc.	61,500	708,567
Chugai Pharmaceutical Company, Ltd.	16,400	790,258
Concordia Financial Group, Ltd.	95,800	481,940
Dai Nippon Printing Company, Ltd.	49,648	870,246
Daifuku Company, Ltd.	20,100	386,759
Dai-ichi Life Holdings, Inc.	32,900	834,568
Daiichi Sankyo Company, Ltd.	25,300	827,305
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Daikin Industries, Ltd.	7,147	$875,047
Daito Trust Construction Company, Ltd.	5,286	585,772
Daiwa House Industry Company, Ltd.	37,100	1,113,304
Daiwa Securities Group, Inc.	119,900	800,514
Denso Corp.	51,600	751,007
Dentsu Group, Inc. (B)	23,700	736,555
Disco Corp.	3,294	961,656
East Japan Railway Company	55,700	1,122,593
Ebara Corp.	20,200	311,703
Eisai Company, Ltd.	3,572	121,423
ENEOS Holdings, Inc.	448,200	2,284,474
FANUC Corp.	12,250	331,090
Fast Retailing Company, Ltd.	5,257	1,709,021
Fuji Electric Company, Ltd.	15,593	813,815
FUJIFILM Holdings Corp.	37,300	900,881
Fujikura, Ltd.	12,300	462,850
Fujitsu, Ltd.	43,500	846,155
Hankyu Hanshin Holdings, Inc.	25,600	698,801
Hikari Tsushin, Inc.	1,541	314,624
Hitachi Construction Machinery Company, Ltd.	16,800	370,025
Hitachi, Ltd.	144,100	3,712,118
Honda Motor Company, Ltd.	167,162	1,709,206
Hoya Corp.	13,000	1,768,751
Hulic Company, Ltd.	86,000	802,271
Ibiden Company, Ltd.	9,100	296,851
Idemitsu Kosan Company, Ltd.	172,095	1,182,888
Inpex Corp. (B)	83,600	1,105,062
Isuzu Motors, Ltd.	109,300	1,432,578
ITOCHU Corp.	21,100	1,060,091
Japan Airlines Company, Ltd.	23,500	378,823
Japan Exchange Group, Inc.	85,400	1,017,568
Japan Post Bank Company, Ltd.	31,500	283,722
Japan Post Holdings Company, Ltd.	51,500	479,247
Japan Post Insurance Company, Ltd.	15,500	258,054
Japan Real Estate Investment Corp.	46	167,300
Japan Tobacco, Inc.	48,800	1,371,494
JFE Holdings, Inc.	74,600	906,023
Kajima Corp.	47,100	820,482
Kao Corp.	9,400	418,395
Kawasaki Kisen Kaisha, Ltd.	33,200	463,263
KDDI Corp.	50,300	1,577,767
Keisei Electric Railway Company, Ltd.	7,900	207,036
Keyence Corp.	2,970	1,360,555
Kikkoman Corp.	18,400	218,940
Kirin Holdings Company, Ltd.	56,700	836,774
Kobe Bussan Company, Ltd. (B)	11,800	288,173
Komatsu, Ltd.	57,300	1,508,815
Konami Group Corp.	8,300	767,747
Kubota Corp.	28,900	374,045
Kyocera Corp.	42,800	441,979
Kyowa Kirin Company, Ltd.	8,700	144,100
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	4

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Lasertec Corp.	2,900	$446,923
LY Corp.	66,000	181,719
M3, Inc.	12,800	133,231
Makita Corp.	19,300	640,229
Marubeni Corp.	57,500	876,892
MatsukiyoCocokara & Company	13,600	186,601
Mazda Motor Corp.	103,300	751,057
MEIJI Holdings Company, Ltd.	28,700	668,866
MINEBEA MITSUMI, Inc.	61,400	1,109,291
Mitsubishi Chemical Group Corp.	237,600	1,295,901
Mitsubishi Corp.	120,800	2,248,668
Mitsubishi Electric Corp.	49,700	778,984
Mitsubishi Estate Company, Ltd.	28,200	423,671
Mitsubishi HC Capital, Inc.	153,100	1,035,743
Mitsubishi Heavy Industries, Ltd.	48,800	702,566
Mitsubishi UFJ Financial Group, Inc.	311,070	3,325,636
Mitsui & Company, Ltd.	90,600	1,880,697
Mitsui Chemicals, Inc.	21,300	492,351
Mitsui Fudosan Company, Ltd.	67,700	589,333
Mitsui O.S.K. Lines, Ltd.	31,400	1,076,660
Mizuho Financial Group, Inc.	63,100	1,330,558
MonotaRO Company, Ltd.	18,900	287,548
MS&AD Insurance Group Holdings, Inc.	43,100	973,057
Murata Manufacturing Company, Ltd.	27,700	492,263
NEC Corp.	9,003	782,240
Nexon Company, Ltd.	10,600	186,461
Nidec Corp.	13,000	262,518
Nintendo Company, Ltd.	17,370	928,795
Nippon Building Fund, Inc.	250	214,180
Nippon Paint Holdings Company, Ltd.	12,400	95,569
Nippon Sanso Holdings Corp.	19,500	688,469
Nippon Steel Corp.	33,900	683,007
Nippon Telegraph & Telephone Corp.	1,534,250	1,487,666
Nippon Yusen KK	38,400	1,295,252
Nissan Motor Company, Ltd.	145,400	392,506
Nissin Foods Holdings Company, Ltd.	8,948	242,020
Nitori Holdings Company, Ltd.	4,501	568,812
Nitto Denko Corp.	90,970	1,527,962
Nomura Holdings, Inc.	100,500	527,291
Nomura Research Institute, Ltd.	15,300	461,235
NTT Data Group Corp.	28,100	450,854
Obayashi Corp.	67,300	835,258
Obic Company, Ltd.	19,000	622,544
Olympus Corp.	17,100	304,281
Omron Corp.	5,200	208,239
Ono Pharmaceutical Company, Ltd.	9,765	122,603
Oracle Corp. Japan	3,000	289,217
Oriental Land Company, Ltd.	24,400	593,481
ORIX Corp.	40,700	873,717
Osaka Gas Company, Ltd.	50,400	1,085,920
Otsuka Corp.	19,700	444,374
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Otsuka Holdings Company, Ltd.	10,800	$657,394
Pan Pacific International Holdings Corp.	31,400	789,097
Panasonic Holdings Corp.	78,304	636,405
Rakuten Group, Inc. (A)	44,800	271,373
Recruit Holdings Company, Ltd.	34,600	2,165,382
Renesas Electronics Corp.	36,400	504,211
Resona Holdings, Inc.	172,800	1,157,105
Ricoh Company, Ltd.	48,500	532,521
SBI Holdings, Inc.	29,300	653,804
SCREEN Holdings Company, Ltd.	3,900	256,800
SCSK Corp.	10,000	188,216
Secom Company, Ltd.	13,622	488,362
Seiko Epson Corp.	36,400	671,127
Sekisui Chemical Company, Ltd.	49,100	699,472
Sekisui House, Ltd.	48,000	1,170,970
Seven & i Holdings Company, Ltd.	123,300	1,779,988
SG Holdings Company, Ltd.	24,400	245,081
Shimadzu Corp.	15,200	454,229
Shimano, Inc.	2,386	356,588
Shin-Etsu Chemical Company, Ltd.	48,290	1,824,447
Shionogi & Company, Ltd.	23,013	330,710
Shiseido Company, Ltd.	6,477	142,870
SMC Corp.	845	367,235
SoftBank Corp.	722,000	913,846
SoftBank Group Corp.	36,536	2,278,148
Sompo Holdings, Inc.	50,700	1,106,363
Sony Group Corp.	153,000	2,735,569
Subaru Corp.	89,500	1,634,297
Sumitomo Corp.	37,000	788,216
Sumitomo Electric Industries, Ltd.	64,500	1,008,838
Sumitomo Forestry Company, Ltd.	16,400	640,604
Sumitomo Metal Mining Company, Ltd.	32,400	912,709
Sumitomo Mitsui Financial Group, Inc.	117,100	2,516,122
Sumitomo Mitsui Trust Group, Inc.	50,150	1,112,140
Sumitomo Realty & Development Company, Ltd.	24,900	751,945
Suntory Beverage & Food, Ltd.	10,500	356,032
Suzuki Motor Corp.	104,800	1,061,244
Sysmex Corp.	33,944	635,872
T&D Holdings, Inc.	49,000	794,069
Taisei Corp.	20,561	872,248
Takeda Pharmaceutical Company, Ltd.	54,847	1,535,320
TDK Corp.	72,000	870,901
Terumo Corp.	20,300	392,407
The Chiba Bank, Ltd.	67,300	499,255
The Kansai Electric Power Company, Inc.	134,100	2,161,270
TIS, Inc.	16,500	414,436
Toho Company, Ltd.	5,000	191,269
Tokio Marine Holdings, Inc.	63,100	2,306,521
Tokyo Century Corp.	26,400	271,149
5	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Tokyo Electric Power Company Holdings, Inc. (A)	190,100	$777,248
Tokyo Electron, Ltd.	11,971	1,838,972
Tokyo Gas Company, Ltd.	73,900	1,828,519
Tokyu Corp.	43,400	537,639
TOPPAN Holdings, Inc.	27,800	823,825
Toray Industries, Inc.	174,800	959,578
TOTO, Ltd.	9,000	253,471
Toyo Suisan Kaisha, Ltd.	1,800	106,730
Toyota Industries Corp.	5,500	389,414
Toyota Motor Corp.	474,640	8,358,587
Toyota Tsusho Corp.	41,700	723,539
Trend Micro, Inc.	11,200	593,436
Unicharm Corp.	13,500	435,244
USS Company, Ltd.	39,100	329,331
West Japan Railway Company	61,662	1,097,833
Yakult Honsha Company, Ltd.	9,800	213,467
Yamaha Motor Company, Ltd.	169,800	1,509,333
Yaskawa Electric Corp.	21,000	614,180
Zensho Holdings Company, Ltd.	6,100	307,953
ZOZO, Inc.	12,500	407,927
Luxembourg - 0.2%		1,603,088
ArcelorMittal SA	60,374	1,486,562
Tenaris SA	7,087	116,526
Macau - 0.0%		87,699
Sands China, Ltd. (A)	34,400	87,699
Netherlands - 4.0%		27,882,516
Adyen NV (A)(C)	657	1,003,146
Argenx SE (A)	622	365,729
ASM International NV	4,096	2,277,663
ASML Holding NV	10,806	7,287,630
Ferrovial SE	16,638	666,165
Heineken Holding NV	12,153	841,112
Heineken NV	6,985	572,537
ING Groep NV	122,857	2,090,594
Koninklijke Ahold Delhaize NV	72,150	2,374,172
Koninklijke Philips NV (A)	61,447	1,609,044
Prosus NV (A)	39,742	1,671,688
Stellantis NV	159,538	2,181,658
Universal Music Group NV	27,218	681,996
Wolters Kluwer NV	25,361	4,259,382
New Zealand - 0.3%		1,776,852
Auckland International Airport, Ltd.	35,165	152,778
Fisher & Paykel Healthcare Corp., Ltd.	14,428	309,040
Infratil, Ltd.	24,707	185,275
Mainfreight, Ltd.	1,724	73,516
Mercury NZ, Ltd.	14,878	58,529
Meridian Energy, Ltd.	37,571	133,156
Xero, Ltd. (A)	8,829	864,558
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway - 0.5%		$3,344,864
Aker BP ASA	24,521	521,525
DNB Bank ASA	31,433	647,445
Equinor ASA	35,473	849,166
Gjensidige Forsikring ASA	2,335	42,020
Kongsberg Gruppen ASA	1,762	182,903
Mowi ASA	6,920	118,602
Norsk Hydro ASA	40,249	247,032
Orkla ASA	10,688	98,543
Salmar ASA	867	43,859
Schibsted ASA, A Shares	1,316	44,191
Schibsted ASA, B Shares	1,543	47,897
Telenor ASA	21,340	261,372
Var Energi ASA	17,033	53,352
Yara International ASA	6,234	186,957
Portugal - 0.1%		848,213
EDP SA	90,915	356,511
Galp Energia SGPS SA	17,003	289,257
Jeronimo Martins SGPS SA	10,435	202,445
Singapore - 1.7%		11,726,698
CapitaLand Ascendas REIT	115,192	234,233
CapitaLand Integrated Commercial Trust	205,068	313,128
CapitaLand Investment, Ltd.	60,900	129,359
DBS Group Holdings, Ltd.	71,813	2,098,640
Genting Singapore, Ltd.	446,800	282,015
Grab Holdings, Ltd., Class A (A)	41,763	170,393
Jardine Cycle & Carriage, Ltd. (B)	17,500	367,753
Keppel, Ltd.	145,000	701,489
Mapletree Pan Asia Commercial Trust (B)	96,000	95,064
Oversea-Chinese Banking Corp., Ltd.	145,168	1,666,870
Sea, Ltd., ADR (A)	4,979	468,275
Sembcorp Industries, Ltd.	50,400	192,015
Singapore Airlines, Ltd. (B)	257,800	1,258,892
Singapore Exchange, Ltd.	96,200	825,361
Singapore Technologies Engineering, Ltd.	134,800	462,614
Singapore Telecommunications, Ltd.	124,800	295,279
United Overseas Bank, Ltd.	82,324	2,001,315
Wilmar International, Ltd.	67,800	164,003
Spain - 3.2%		22,055,120
Aena SME SA (C)	4,484	988,215
Amadeus IT Group SA	33,340	2,410,625
Banco Bilbao Vizcaya Argentaria SA	380,574	3,780,508
Banco Santander SA	547,862	2,671,781
CaixaBank SA (B)	131,832	800,060
Cellnex Telecom SA (A)(C)	17,646	645,604
EDP Renovaveis SA	2,044	27,472
Endesa SA	15,045	323,487
Iberdrola SA	115,600	1,712,463
Industria de Diseno Textil SA (B)	41,788	2,372,702
Naturgy Energy Group SA (B)	10,038	249,123
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	6

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain (continued)
Repsol SA	154,077	$1,915,284
Telefonica SA (B)	887,755	4,157,796
Sweden - 3.0%		20,598,723
AAK AB	8,353	238,098
AddTech AB, B Shares	12,155	335,567
Alfa Laval AB	5,708	250,671
Assa Abloy AB, B Shares	14,887	463,164
Atlas Copco AB, A Shares	93,588	1,534,136
Atlas Copco AB, B Shares	52,706	761,278
Axfood AB	6,469	143,829
Beijer Ref AB (B)	17,636	263,467
Boliden AB	26,558	821,060
Castellum AB (A)	30,499	378,670
Epiroc AB, A Shares	22,862	443,136
Epiroc AB, B Shares	13,096	223,855
EQT AB	5,061	146,153
Essity AB, B Shares	16,470	463,005
Evolution AB (C)	4,628	434,684
Fastighets AB Balder, B Shares (A)	49,641	382,373
Getinge AB, B Shares	11,723	205,590
Hennes & Mauritz AB, B Shares (B)	24,325	359,758
Hexagon AB, B Shares	45,075	419,490
Holmen AB, B Shares	7,997	314,049
Indutrade AB	9,591	258,687
Lifco AB, B Shares	7,169	212,389
Nibe Industrier AB, B Shares (B)	19,071	91,683
Saab AB, B Shares	4,863	99,577
Sagax AB, B Shares	16,516	393,295
Sandvik AB	50,383	984,112
Skandinaviska Enskilda Banken AB, A Shares	46,589	655,073
Skandinaviska Enskilda Banken AB, C Shares	475	6,774
Skanska AB, B Shares	43,493	878,798
SKF AB, B Shares	44,501	837,197
Svenska Cellulosa AB SCA, B Shares	37,617	495,171
Svenska Handelsbanken AB, A Shares	53,453	553,511
Svenska Handelsbanken AB, B Shares	2,371	31,798
Swedbank AB, A Shares	34,446	695,999
Swedish Orphan Biovitrum AB (A)	7,416	230,796
Tele2 AB, B Shares	65,229	680,634
Telefonaktiebolaget LM Ericsson, B Shares	132,512	1,101,950
Telia Company AB (B)	128,444	371,646
Trelleborg AB, B Shares	21,686	716,648
Volvo AB, A Shares	18,084	471,534
Volvo AB, B Shares	85,134	2,201,539
Volvo Car AB, B Shares (A)(B)	22,347	47,879
Switzerland - 9.6%		67,304,372
ABB, Ltd.	24,252	1,343,438
Alcon, Inc.	43,743	4,025,752
Chocoladefabriken Lindt & Spruengli AG	10	1,161,096
Cie Financiere Richemont SA, A Shares	15,691	2,274,623
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Coca-Cola HBC AG (A)	15,362	$535,229
DSM-Firmenich AG	12,333	1,460,775
Givaudan SA	431	2,042,104
Glencore PLC (A)	434,496	2,269,631
Holcim, Ltd. (A)	46,805	4,605,261
Kuehne + Nagel International AG	5,354	1,334,940
Lonza Group AG	4,319	2,660,228
Nestle SA	67,592	6,376,958
Novartis AG	85,665	9,292,676
Partners Group Holding AG	2,236	3,084,940
Roche Holding AG	18,112	5,611,431
Roche Holding AG, Bearer Shares	1,207	409,266
Schindler Holding AG	1,685	479,369
Schindler Holding AG, Participation Certificates	3,473	1,009,728
Sika AG	8,718	2,424,747
STMicroelectronics NV	82,707	2,247,017
Straumann Holding AG	6,210	818,712
Swiss Re AG	30,299	3,877,165
Swisscom AG	3,301	2,008,010
UBS Group AG	98,879	3,034,866
Zurich Insurance Group AG	4,937	2,916,410
United Arab Emirates - 0.0%		0
NMC Health PLC (A)(D)	5,181	0
United Kingdom - 14.2%		99,131,843
3i Group PLC	36,979	1,508,033
Admiral Group PLC	29,752	980,746
Anglo American PLC	74,382	2,295,100
Ashtead Group PLC	37,697	2,805,162
Associated British Foods PLC	30,129	860,312
AstraZeneca PLC	35,808	5,083,354
Auto Trader Group PLC (C)	82,930	894,746
Aviva PLC	245,224	1,428,498
BAE Systems PLC	46,534	747,830
Barclays PLC	569,647	1,739,370
Barratt Redrow PLC	68,081	390,726
BP PLC	985,280	4,771,119
British American Tobacco PLC	75,276	2,608,182
BT Group PLC (B)	1,164,430	2,069,670
Bunzl PLC	20,059	879,915
Centrica PLC	697,923	1,052,515
Coca-Cola Europacific Partners PLC	18,917	1,431,446
Compass Group PLC	42,450	1,372,582
Diageo PLC	70,834	2,184,714
GSK PLC	107,134	1,917,985
Haleon PLC	234,553	1,122,983
Halma PLC	22,724	723,074
HSBC Holdings PLC	560,020	5,124,165
Imperial Brands PLC	83,919	2,521,399
Informa PLC	128,150	1,332,217
InterContinental Hotels Group PLC	7,267	799,932
7	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Intertek Group PLC	14,830	$886,196
JD Sports Fashion PLC	222,558	354,803
Legal & General Group PLC	527,075	1,471,143
Lloyds Banking Group PLC	2,344,036	1,609,267
London Stock Exchange Group PLC	10,866	1,468,932
Melrose Industries PLC	82,674	504,876
Mondi PLC	52,045	839,741
National Grid PLC	166,602	2,090,940
NatWest Group PLC	526,971	2,491,167
Next PLC	15,734	1,980,361
Pearson PLC	55,278	809,821
Reckitt Benckiser Group PLC	10,763	648,146
RELX PLC	63,075	2,886,887
Rentokil Initial PLC	151,553	755,021
Rio Tinto PLC	36,194	2,334,085
Rolls-Royce Holdings PLC (A)	155,932	1,073,337
Segro PLC	43,743	441,582
Severn Trent PLC	17,636	582,261
Shell PLC	300,665	9,967,186
Smith & Nephew PLC	34,178	422,272
SSE PLC	89,448	2,025,128
Standard Chartered PLC	258,482	2,992,184
Tesco PLC	635,983	2,798,002
The Sage Group PLC	75,308	938,570
Unilever PLC	72,149	4,387,469
United Utilities Group PLC	40,672	534,665
Vodafone Group PLC	1,663,733	1,540,492
Wise PLC, Class A (A)	15,770	143,139
WPP PLC	144,170	1,508,395
United States - 0.1%		631,678
Carnival PLC (A)	5,784	115,782
CRH PLC	5,427	515,896

PREFERRED SECURITIES - 0.4%		$2,811,662
(Cost $3,350,729)
Germany - 0.4%		2,811,662
Bayerische Motoren Werke AG	3,880	284,542
Dr. Ing. h.c. F. Porsche AG (C)	1,729	121,335
Henkel AG & Company KGaA	15,151	1,308,986
Volkswagen AG	11,359	1,096,799

SHORT-TERM INVESTMENTS - 0.4%		$2,679,093
(Cost $2,679,008)
Short-term funds - 0.4%		2,679,093
John Hancock Collateral Trust, 4.6622% (E)(F)	158,741	1,587,900
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.8111% (E)	1,091,193	1,091,193
Total investments (Multifactor Developed International ETF) (Cost $617,021,259) - 99.7%		$695,892,874
Other assets and liabilities, net - 0.3%		2,427,756
Total net assets - 100.0%		$698,320,630

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-24.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 10-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 10-31-24:
Financials	20.7%
Industrials	17.9%
Consumer discretionary	10.8%
Health care	10.0%
Consumer staples	8.4%
Materials	7.5%
Information technology	6.2%
Communication services	5.6%
Energy	5.6%
Utilities	4.6%
Real estate	2.0%
Short-term investments and other	0.7%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 10-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.6%		$664,796,600
(Cost $535,226,838)
Brazil - 3.2%		21,271,808
Ambev SA	278,100	607,244
B3 SA - Brasil Bolsa Balcao	385,800	707,786
Banco Bradesco SA	165,805	364,907
Banco BTG Pactual SA	71,748	403,065
Banco do Brasil SA	189,800	863,301
BB Seguridade Participacoes SA	102,500	606,811
BRF SA (A)	31,100	140,920
Caixa Seguridade Participacoes S/A	37,000	92,041
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	8

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
CCR SA	95,000	$201,036
Centrais Eletricas Brasileiras SA	65,337	428,563
Cia de Saneamento Basico do Estado de Sao Paulo	30,900	491,518
Cia Energetica de Minas Gerais	42,179	105,725
Cia Paranaense de Energia	25,300	38,067
Cosan SA	72,700	148,446
CPFL Energia SA	30,300	171,528
Embraer SA (A)	15,900	133,160
Energisa SA	21,902	163,260
Engie Brasil Energia SA	42,825	306,794
Equatorial Energia SA	89,803	498,289
Hapvida Participacoes e Investimentos SA (A)(B)	416,807	253,450
JBS SA	114,800	714,135
Klabin SA	101,810	366,877
Localiza Rent a Car SA	80,011	580,792
Neoenergia SA	11,300	37,284
Petroleo Brasileiro SA	533,700	3,601,178
PRIO SA	73,600	521,033
Raia Drogasil SA	169,972	714,683
Rede D’Or Sao Luiz SA (B)	52,036	263,922
Rumo SA	105,390	362,299
Suzano SA	85,665	884,508
Telefonica Brasil SA	60,700	551,975
TIM SA	133,400	382,081
Ultrapar Participacoes SA	55,100	198,841
Vale SA	381,500	4,089,983
Vibra Energia SA	74,800	288,281
WEG SA	105,700	988,025
Chile - 0.4%		2,602,673
Banco de Chile	3,529,978	411,218
Banco de Credito e Inversiones SA	8,016	235,120
Banco Santander Chile	3,831,436	190,251
Cencosud SA	253,074	524,874
Cia Sud Americana de Vapores SA	1,456,710	78,636
Empresas CMPC SA	157,162	250,268
Empresas COPEC SA	36,360	229,559
Enel Americas SA	2,116,122	198,201
Enel Chile SA	4,001,664	212,355
Falabella SA (A)	75,831	272,191
China - 22.5%		150,067,111
360 Security Technology, Inc., Class A	26,100	35,469
Agricultural Bank of China, Ltd., H Shares	3,559,000	1,748,737
Aier Eye Hospital Group Company, Ltd., A Shares	78,343	159,534
Alibaba Group Holding, Ltd.	1,237,900	15,054,981
Aluminum Corp. of China, Ltd., H Shares	754,000	480,076
Anhui Conch Cement Company, Ltd., H Shares	206,000	598,837
Anhui Gujing Distillery Company, Ltd., A Shares	2,671	70,723
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	3,300	$18,991
Anhui Yingjia Distillery Company, Ltd., Class A	1,800	15,223
ANTA Sports Products, Ltd.	155,400	1,658,061
Avary Holding Shenzhen Company, Ltd., A Shares	6,500	34,283
Bank of Beijing Company, Ltd., Class A	162,500	129,029
Bank of Chengdu Company, Ltd., Class A	22,600	48,912
Bank of China, Ltd., H Shares	7,832,000	3,717,339
Bank of Communications Company, Ltd., H Shares	2,453,000	1,858,429
Bank of Hangzhou Company, Ltd., A Shares	36,000	70,020
Bank of Jiangsu Company, Ltd., Class A	111,500	138,050
Bank of Nanjing Company, Ltd., Class A	74,300	107,028
Bank of Ningbo Company, Ltd., A Shares	66,015	236,946
Bank of Shanghai Company, Ltd., A Shares	116,700	127,104
Baoshan Iron & Steel Company, Ltd., A Shares	225,200	206,349
Beijing Kingsoft Office Software, Inc., Class A	1,215	43,973
Beijing Tong Ren Tang Company, Ltd., Class A	2,700	15,026
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,960	19,662
Beijing-Shanghai High Speed Railway Company, Ltd., A Shares	129,400	98,746
Bilibili, Inc., Class Z (A)	5,600	122,885
BOE Technology Group Company, Ltd., A Shares	407,300	267,311
BYD Company, Ltd., H Shares	93,500	3,384,300
BYD Electronic International Company, Ltd.	57,000	245,614
Cambricon Technologies Corp. Ltd., Class A (A)	814	51,890
Chaozhou Three-Circle Group Company, Ltd., Class A	4,500	23,507
China CITIC Bank Corp., Ltd., H Shares	1,554,000	969,451
China Coal Energy Company, Ltd., H Shares	338,000	421,717
China Construction Bank Corp., H Shares	8,531,000	6,616,836
China Eastern Airlines Corp., Ltd., H Shares (A)(C)	134,000	38,781
China Energy Engineering Corp., Ltd., H Shares	680,000	91,840
China Everbright Bank Company, Ltd., H Shares	525,000	177,602
China Galaxy Securities Company, Ltd., H Shares	369,500	330,793
China Hongqiao Group, Ltd.	347,000	559,706
China International Capital Corp., Ltd., H Shares (B)	247,600	449,695
China Life Insurance Company, Ltd., H Shares	864,000	1,833,711
China Longyuan Power Group Corp., Ltd., H Shares	638,000	567,064
China Mengniu Dairy Company, Ltd.	333,000	745,292
China Merchants Bank Company, Ltd., H Shares	388,000	1,896,481
China Merchants Energy Shipping Company, Ltd., A Shares	32,200	30,410
China Merchants Expressway Network & Technology Holdings Company, Ltd., A Shares	23,600	38,539
China Merchants Securities Company, Ltd., H Shares (B)(C)	103,940	177,280
9	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	46,200	$73,303
China Minsheng Banking Corp., Ltd., H Shares	1,016,500	377,866
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	20,800	62,730
China Pacific Insurance Group Company, Ltd., H Shares	399,800	1,391,051
China Petroleum & Chemical Corp., H Shares	2,786,000	1,569,598
China Railway Signal & Communication Corp., Ltd., H Shares (B)	123,000	50,786
China Resources Microelectronics, Ltd., Class A	6,368	45,104
China Resources Mixc Lifestyle Services, Ltd. (B)	32,800	135,218
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	3,090	19,541
China Shenhua Energy Company, Ltd., H Shares	452,000	1,956,395
China Southern Airlines Company, Ltd., H Shares (A)	208,000	90,698
China Tourism Group Duty Free Corp., Ltd., H Shares (B)(C)	11,200	76,425
China Tower Corp., Ltd., H Shares (B)	8,820,000	1,191,217
China Vanke Company, Ltd., H Shares (A)(C)	313,972	299,256
China Zheshang Bank Company, Ltd., H Shares	126,700	35,202
Chongqing Rural Commercial Bank, H Shares	83,000	45,053
Chongqing Zhifei Biological Products Company, Ltd., A Shares	14,950	59,626
CITIC Securities Company, Ltd., H Shares	168,250	466,375
CITIC, Ltd.	718,000	843,196
CMOC Group, Ltd., H Shares	597,000	495,299
Contemporary Amperex Technology Company, Ltd., A Shares	18,460	638,141
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	110,000	105,269
COSCO SHIPPING Holdings Company, Ltd., H Shares	565,699	839,700
CSC Financial Company, Ltd., H Shares (B)(C)	133,500	160,041
CSPC Pharmaceutical Group, Ltd.	1,681,840	1,243,900
Daqin Railway Company, Ltd., Class A	63,900	58,461
East Money Information Company, Ltd., A Shares	63,006	205,337
ENN Energy Holdings, Ltd.	130,900	921,001
ENN Natural Gas Company, Ltd., Class A	15,100	38,919
Eve Energy Company, Ltd., A Shares	9,800	66,865
Everbright Securities Company, Ltd., H Shares (B)	26,600	26,106
Flat Glass Group Company, Ltd., H Shares (C)	39,000	79,461
Focus Media Information Technology Company, Ltd., A Shares	27,700	28,028
Foshan Haitian Flavouring & Food Company, Ltd., Class A	20,864	128,339
Founder Securities Company, Ltd., A Shares	17,800	21,713
Foxconn Industrial Internet Company, Ltd., Class A	67,100	228,676
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	106,400	754,780
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Ganfeng Lithium Group Company, Ltd., H Shares (B)(C)	37,200	$102,398
GD Power Development Company, Ltd., Class A	175,000	119,033
GF Securities Company, Ltd., H Shares	163,200	233,431
GigaDevice Semiconductor, Inc., Class A (A)	2,000	25,344
GoerTek, Inc., A Shares	33,700	111,060
Great Wall Motor Company, Ltd., H Shares	178,500	283,785
Gree Electric Appliances, Inc. of Zhuhai, A Shares	61,600	376,578
Guangdong Haid Group Company, Ltd., A Shares	9,300	57,324
Guangzhou Automobile Group Company, Ltd., H Shares (C)	264,000	92,704
Guosen Securities Company, Ltd., Class A	36,900	59,947
Guotai Junan Securities Company, Ltd., H Shares (B)(C)	101,400	148,949
H World Group, Ltd.	155,300	575,304
Haidilao International Holding, Ltd. (B)	67,000	135,131
Haier Smart Home Company, Ltd., H Shares	376,000	1,366,279
Haitong Securities Company, Ltd., H Shares	415,600	346,939
Hangzhou First Applied Material Company, Ltd., Class A	13,007	34,073
Hansoh Pharmaceutical Group Company, Ltd. (B)	106,000	247,330
Henan Shuanghui Investment & Development Company, Ltd., A Shares	16,200	56,644
Hengli Petrochemical Company, Ltd., A Shares	75,600	145,980
Hithink RoyalFlush Information Network Company, Ltd., Class A	2,300	66,272
Huadian Power International Corp., Ltd., H Shares (C)	166,000	82,633
Huadong Medicine Company, Ltd., Class A	9,000	41,752
Huaneng Power International, Inc., H Shares	394,000	211,332
Huatai Securities Company, Ltd., H Shares (B)	219,000	372,399
Huaxia Bank Company, Ltd., Class A	100,809	100,162
Huayu Automotive Systems Company, Ltd., Class A	18,100	38,410
Huizhou Desay Sv Automotive Company, Ltd., Class A	3,000	51,381
Iflytek Company, Ltd., A Shares	12,000	77,491
Imeik Technology Development Company, Ltd., Class A	1,820	54,419
Industrial & Commercial Bank of China, Ltd., H Shares	6,416,000	3,845,771
Industrial Bank Company, Ltd., A Shares	148,300	380,981
Industrial Securities Company, Ltd., Class A	22,200	20,404
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	297,700	71,542
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	43,800	171,799
Innovent Biologics, Inc. (A)(B)	32,500	141,297
JCET Group Company, Ltd., Class A	9,800	54,980
JD Health International, Inc. (A)(B)	71,300	254,957
JD Logistics, Inc. (A)(B)	151,800	308,505
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	10

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
JD.com, Inc., Class A	224,150	$4,483,346
Jiangsu Eastern Shenghong Company, Ltd., Class A	39,200	43,576
Jiangsu Expressway Company, Ltd., H Shares	88,000	88,629
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,100	44,278
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	25,151	164,713
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	8,400	51,847
Jiangsu Yanghe Distillery Company, Ltd., A Shares	9,790	110,604
Jiangxi Copper Company, Ltd., H Shares	80,000	134,801
KE Holdings, Inc., ADR	66,887	1,466,832
Kuaishou Technology (A)(B)	118,900	701,985
Kweichow Moutai Company, Ltd., A Shares	6,192	1,329,475
Lenovo Group, Ltd.	1,460,000	1,934,297
Lens Technology Company, Ltd., A Shares	26,900	85,248
Li Auto, Inc., Class A (A)	93,400	1,290,281
Li Ning Company, Ltd.	267,500	545,708
Longfor Group Holdings, Ltd. (B)	278,500	452,082
Luxshare Precision Industry Company, Ltd., A Shares	57,100	338,797
Luzhou Laojiao Company, Ltd., A Shares	10,000	190,439
Mango Excellent Media Company, Ltd., A Shares	6,000	21,148
Maxscend Microelectronics Company, Ltd., Class A	1,200	16,136
Meituan, Class B (A)(B)	169,870	3,987,610
Metallurgical Corp. of China, Ltd., H Shares	278,000	59,717
Midea Group Company, Ltd., A Shares	22,500	225,833
Montage Technology Company, Ltd., Class A	2,303	22,141
Muyuan Foods Company, Ltd., A Shares (A)	26,960	165,345
NARI Technology Company, Ltd., A Shares	44,552	162,539
NAURA Technology Group Company, Ltd., Class A	2,200	121,312
NetEase, Inc.	139,600	2,222,999
New China Life Insurance Company, Ltd., H Shares	136,500	461,766
Ningbo Tuopu Group Company, Ltd., Class A	6,525	39,917
Ningxia Baofeng Energy Group Company, Ltd., Class A	66,300	148,241
NIO, Inc., Class A (A)	137,000	733,954
Nongfu Spring Company, Ltd., H Shares (B)(C)	140,400	521,913
Orient Securities Company, Ltd., H Shares (B)(C)	93,200	62,338
PetroChina Company, Ltd., H Shares	2,832,000	2,127,351
PICC Property & Casualty Company, Ltd., H Shares	1,170,000	1,778,838
Ping An Bank Company, Ltd., A Shares	134,300	214,785
Ping An Insurance Group Company of China, Ltd., H Shares	624,000	3,864,684
Poly Developments and Holdings Group Company, Ltd., A Shares	118,100	179,250
Pop Mart International Group, Ltd. (B)	16,400	148,719
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Postal Savings Bank of China Company, Ltd., H Shares (B)	877,000	$504,243
Qingdao Port International Company, Ltd., H Shares (B)	42,000	29,389
Rongsheng Petrochemical Company, Ltd., A Shares	106,550	141,205
SAIC Motor Corp., Ltd., Class A	43,600	78,859
Sailun Group Company, Ltd., Class A	15,000	30,588
Sanan Optoelectronics Company, Ltd., A Shares	12,400	23,961
Sany Heavy Industry Company, Ltd., A Shares	68,600	175,943
Satellite Chemical Company, Ltd., Class A	26,400	70,159
SDIC Power Holdings Company, Ltd., Class A	52,300	111,793
Seres Group Company, Ltd., A Shares (A)	3,500	57,402
SF Holding Company, Ltd., A Shares	32,800	205,863
Shaanxi Coal Industry Company, Ltd., A Shares	116,800	405,110
Shandong Gold Mining Company, Ltd., H Shares (B)	66,220	131,513
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	20,700	66,676
Shanghai Baosight Software Company, Ltd., Class A	15,264	57,661
Shanghai Electric Group Company, Ltd., H Shares (A)	86,000	27,765
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	55,500	105,654
Shanghai International Airport Company, Ltd., A Shares	18,300	89,910
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	42,300	65,291
Shanghai Pudong Development Bank Company, Ltd., Class A	216,000	298,699
Shanghai RAAS Blood Products Company, Ltd., Class A	20,000	20,687
Shanghai Rural Commercial Bank Company, Ltd., A Shares	39,000	42,477
Shanjin International Gold Company, Ltd., Class A	9,000	22,843
Shanxi Coking Coal Energy Group Company, Ltd., Class A	22,300	25,792
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	5,800	11,901
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	8,745	246,902
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	176,800	56,626
Shenzhen Inovance Technology Company, Ltd., A Shares	17,650	137,442
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	8,700	325,960
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	3,900	37,544
Shenzhen Transsion Holdings Company, Ltd., Class A	4,851	65,106
Shenzhou International Group Holdings, Ltd.	133,000	1,026,446
Sichuan Chuantou Energy Company, Ltd., Class A	24,900	58,579
11	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	4,600	$20,726
Sichuan Road and Bridge Group Company, Ltd., Class A	49,240	52,938
Silergy Corp.	28,000	442,197
Sinopharm Group Company, Ltd., H Shares	110,400	274,637
Sinotruk Hong Kong, Ltd.	30,000	81,035
Smoore International Holdings, Ltd. (B)	74,000	96,707
Spring Airlines Company, Ltd., A Shares	2,600	20,071
Sungrow Power Supply Company, Ltd., A Shares	15,140	192,813
Sunny Optical Technology Group Company, Ltd.	106,400	693,193
TBEA Company, Ltd., Class A	51,930	103,048
TCL Technology Group Corp., A Shares	130,920	97,514
Tencent Holdings, Ltd.	479,000	24,928,398
Tencent Music Entertainment Group, ADR	67,137	747,235
The People’s Insurance Company Group of China, Ltd., H Shares	971,000	490,846
Tianqi Lithium Corp., H Shares (C)	12,800	42,889
Tingyi Cayman Islands Holding Corp.	82,000	119,819
Tongwei Company, Ltd., A Shares	39,300	169,833
Trina Solar Company, Ltd., Class A	5,955	20,947
Trip.com Group, Ltd. (A)	60,650	3,908,424
Tsingtao Brewery Company, Ltd., H Shares	48,000	309,632
Unigroup Guoxin Microelectronics Company, Ltd., Class A	5,519	51,951
Unisplendour Corp., Ltd., Class A	8,800	32,464
Vipshop Holdings, Ltd., ADR	27,238	393,317
Wanhua Chemical Group Company, Ltd., A Shares	27,700	292,935
Weichai Power Company, Ltd., H Shares	315,000	477,297
Wens Foodstuffs Group Company, Ltd., Class A	36,400	95,353
Will Semiconductor Company, Ltd., A Shares	6,815	102,766
Wuliangye Yibin Company, Ltd., A Shares	23,100	476,664
WuXi AppTec Company, Ltd., H Shares (B)(C)	41,680	277,173
WuXi Biologics Cayman, Inc. (A)(B)	234,500	492,865
XCMG Construction Machinery Company, Ltd., Class A	62,400	68,138
XPeng, Inc., Class A (A)	109,900	638,247
Yankuang Energy Group Company, Ltd., H Shares (C)	546,399	711,252
YTO Express Group Company, Ltd., Class A	16,400	37,798
Yum China Holdings, Inc.	66,950	3,012,337
Yunnan Baiyao Group Company, Ltd., A Shares	12,740	102,161
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	5,600	184,433
Zhejiang China Commodities City Group Company, Ltd., Class A	16,700	25,018
Zhejiang Dahua Technology Company, Ltd., Class A	8,600	19,869
Zhejiang Huayou Cobalt Company, Ltd., A Shares	13,960	60,955
Zhejiang Juhua Company, Ltd., Class A	9,200	27,048
Zhejiang NHU Company, Ltd., A Shares	15,800	50,271
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	7,000	$21,524
Zhongji Innolight Company, Ltd., Class A	2,760	55,474
Zhongjin Gold Corp., Ltd., Class A	11,600	23,247
Zijin Mining Group Company, Ltd., H Shares	974,000	2,077,192
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (C)	110,400	75,262
ZTO Express Cayman, Inc.	19,300	446,106
Hong Kong - 0.9%		6,091,493
China Merchants Port Holdings Company, Ltd.	60,000	98,786
China Resources Beer Holdings Company, Ltd.	243,500	903,603
China Resources Gas Group, Ltd.	37,800	146,106
China Resources Land, Ltd.	452,500	1,504,569
China Resources Power Holdings Company, Ltd. (C)	322,000	774,516
Geely Automobile Holdings, Ltd.	829,000	1,456,593
Kunlun Energy Company, Ltd.	272,000	258,901
Orient Overseas International, Ltd.	22,000	299,110
Sino Biopharmaceutical, Ltd.	427,000	193,881
The Wharf Holdings, Ltd.	67,000	189,597
Want Want China Holdings, Ltd.	427,000	265,831
India - 24.3%		162,235,444
3M India, Ltd.	152	65,311
ABB India, Ltd.	4,303	380,724
ACC, Ltd.	5,308	146,284
Adani Energy Solutions, Ltd. (A)	25,050	291,057
Adani Enterprises, Ltd.	9,216	323,210
Adani Green Energy, Ltd. (A)	12,179	231,584
Adani Ports & Special Economic Zone, Ltd.	27,513	450,227
Adani Power, Ltd. (A)	35,251	247,531
Adani Total Gas, Ltd.	17,663	150,790
Aditya Birla Capital, Ltd. (A)	65,626	158,379
AIA Engineering, Ltd.	797	36,786
Alkem Laboratories, Ltd.	3,271	224,896
Ambuja Cements, Ltd.	58,003	400,776
APL Apollo Tubes, Ltd.	13,207	238,000
Apollo Hospitals Enterprise, Ltd.	11,840	986,704
Ashok Leyland, Ltd.	156,963	389,485
Asian Paints, Ltd.	48,516	1,688,442
Astral, Ltd.	13,711	288,369
AU Small Finance Bank, Ltd. (B)	31,359	229,171
Aurobindo Pharma, Ltd.	25,215	418,320
Avenue Supermarts, Ltd. (A)(B)	9,401	439,493
Axis Bank, Ltd.	222,142	3,083,021
Bajaj Auto, Ltd.	6,489	758,357
Bajaj Finance, Ltd.	19,872	1,630,042
Bajaj Finserv, Ltd.	26,319	547,124
Bajaj Holdings & Investment, Ltd.	4,412	541,227
Balkrishna Industries, Ltd.	9,278	315,459
Bank of Baroda	115,453	346,347
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	12

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Bank of India	74,000	$95,661
Berger Paints India, Ltd.	40,780	261,403
Bharat Dynamics, Ltd.	2,125	27,420
Bharat Electronics, Ltd.	411,461	1,395,330
Bharat Forge, Ltd.	21,911	367,688
Bharat Heavy Electricals, Ltd.	110,028	312,735
Bharat Petroleum Corp., Ltd.	359,554	1,333,261
Bharti Airtel, Ltd.	243,228	4,686,014
Biocon, Ltd.	18,065	67,857
Bosch, Ltd.	771	321,049
Britannia Industries, Ltd.	14,426	983,050
Canara Bank	207,084	253,713
CG Power & Industrial Solutions, Ltd.	60,247	503,585
Cholamandalam Investment and Finance Company, Ltd.	60,687	916,589
Cipla, Ltd.	99,666	1,840,744
Coal India, Ltd.	385,026	2,072,200
Cochin Shipyard, Ltd. (B)	1,657	29,559
Coforge, Ltd.	3,105	280,677
Colgate-Palmolive India, Ltd.	15,731	574,341
Container Corp. of India, Ltd.	29,589	296,994
Coromandel International, Ltd.	9,707	192,452
Cummins India, Ltd.	10,018	416,476
Dabur India, Ltd.	55,048	354,335
Dalmia Bharat, Ltd.	6,519	142,496
Divi’s Laboratories, Ltd.	12,134	847,787
Dixon Technologies India, Ltd.	2,131	357,337
DLF, Ltd.	40,940	399,096
Dr. Reddy’s Laboratories, Ltd.	122,825	1,860,935
Eicher Motors, Ltd.	14,745	860,988
Escorts Kubota, Ltd.	2,320	104,072
Exide Industries, Ltd.	19,990	107,930
Federal Bank, Ltd.	158,838	385,902
Fortis Healthcare, Ltd.	22,448	168,654
FSN E-Commerce Ventures, Ltd. (A)	44,590	96,566
GAIL India, Ltd.	424,051	1,008,559
GE T&D India, Ltd.	2,837	60,218
GlaxoSmithKline Pharmaceuticals, Ltd.	2,779	89,564
Glenmark Pharmaceuticals, Ltd.	11,874	239,891
GMR Airports Infrastructure, Ltd. (A)	207,559	195,646
Godrej Consumer Products, Ltd.	35,586	543,463
Godrej Properties, Ltd. (A)	8,101	277,801
Grasim Industries, Ltd.	47,185	1,517,069
Gujarat Gas, Ltd.	21,833	135,278
Havells India, Ltd.	36,086	704,243
HCL Technologies, Ltd.	113,127	2,384,666
HDFC Asset Management Company, Ltd. (B)	10,153	519,186
HDFC Bank, Ltd.	418,860	8,639,093
HDFC Life Insurance Company, Ltd. (B)	64,063	548,548
Hero MotoCorp, Ltd.	22,151	1,311,667
Hindalco Industries, Ltd.	238,063	1,936,808
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Hindustan Aeronautics, Ltd.	13,959	$706,199
Hindustan Petroleum Corp., Ltd.	136,866	621,776
Hindustan Unilever, Ltd.	87,196	2,620,352
Hitachi Energy India, Ltd.	253	41,522
Honeywell Automation India, Ltd.	54	29,413
ICICI Bank, Ltd.	442,962	6,820,939
ICICI Lombard General Insurance Company, Ltd. (B)	22,233	507,344
ICICI Prudential Life Insurance Company, Ltd. (B)	27,495	242,623
IDFC First Bank, Ltd. (A)	263,006	206,592
Indian Bank	23,524	164,961
Indian Oil Corp., Ltd.	766,399	1,302,362
Indian Railway Catering & Tourism Corp., Ltd.	27,279	266,833
Indian Renewable Energy Development Agency, Ltd. (A)	11,031	27,510
Indus Towers, Ltd. (A)	216,809	878,207
IndusInd Bank, Ltd.	54,872	688,459
Info Edge India, Ltd.	7,275	642,831
Infosys, Ltd.	306,327	6,422,443
InterGlobe Aviation, Ltd. (A)(B)	11,787	567,656
IRB Infrastructure Developers, Ltd.	52,447	32,428
ITC, Ltd.	338,878	1,971,738
Jindal Stainless, Ltd.	50,026	399,976
Jindal Steel & Power, Ltd.	62,308	680,980
Jio Financial Services, Ltd. (A)	145,093	555,619
JSW Energy, Ltd.	46,437	375,423
JSW Steel, Ltd.	118,844	1,361,983
Jubilant Foodworks, Ltd.	17,199	117,406
Kalyan Jewellers India, Ltd.	10,035	78,264
Kotak Mahindra Bank, Ltd.	82,238	1,697,842
KPIT Technologies, Ltd.	11,088	183,490
L&T Finance, Ltd.	54,875	95,600
L&T Technology Services, Ltd. (B)	3,213	188,945
Larsen & Toubro, Ltd.	62,519	2,692,065
Linde India, Ltd.	1,222	111,248
LTIMindtree, Ltd. (B)	9,353	633,366
Lupin, Ltd.	19,001	495,994
Macrotech Developers, Ltd. (B)	12,260	176,421
Mahindra & Mahindra Financial Services, Ltd.	29,994	96,239
Mahindra & Mahindra, Ltd.	93,393	3,055,817
Marico, Ltd.	75,972	580,951
Maruti Suzuki India, Ltd.	7,904	1,044,406
Max Healthcare Institute, Ltd.	47,358	571,656
Motilal Oswal Financial Services, Ltd.	11,318	127,049
Mphasis, Ltd.	10,183	349,197
MRF, Ltd.	329	478,204
Muthoot Finance, Ltd.	23,790	542,365
Nestle India, Ltd.	39,662	1,067,653
NHPC, Ltd.	270,721	265,421
Nippon Life India Asset Management, Ltd. (B)	7,024	59,142
13	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
NMDC, Ltd.	213,996	$564,217
NTPC, Ltd.	786,204	3,817,593
Oberoi Realty, Ltd.	11,618	273,572
Oil & Natural Gas Corp., Ltd.	641,444	2,036,784
Oil India, Ltd.	63,227	353,633
Oracle Financial Services Software, Ltd.	1,918	249,084
Page Industries, Ltd.	621	317,198
Patanjali Foods, Ltd.	3,240	68,895
PB Fintech, Ltd. (A)	15,091	303,664
Persistent Systems, Ltd.	9,668	617,657
Petronet LNG, Ltd.	163,954	651,439
PI Industries, Ltd.	6,880	367,212
Pidilite Industries, Ltd.	18,765	702,531
Polycab India, Ltd.	4,657	358,830
Power Finance Corp., Ltd.	195,209	1,056,762
Power Grid Corp. of India, Ltd.	790,132	3,014,457
Prestige Estates Projects, Ltd.	9,609	187,412
Procter & Gamble Hygiene & Health Care, Ltd.	1,415	275,883
Punjab National Bank	256,972	299,646
Rail Vikas Nigam, Ltd.	21,249	119,024
REC, Ltd.	192,114	1,194,112
Reliance Industries, Ltd.	273,535	4,333,034
Reliance Industries, Ltd., Bonus Shares (A)	273,535	4,333,034
Samvardhana Motherson International, Ltd.	423,269	911,863
SBI Cards & Payment Services, Ltd.	25,483	208,625
SBI Life Insurance Company, Ltd. (B)	41,619	800,864
Schaeffler India, Ltd.	3,838	158,155
Shree Cement, Ltd.	978	291,413
Shriram Finance, Ltd.	29,343	1,095,727
Siemens, Ltd.	5,693	473,592
Solar Industries India, Ltd.	2,370	287,068
Sona Blw Precision Forgings, Ltd. (B)	35,482	289,325
SRF, Ltd.	13,943	371,498
State Bank of India	215,887	2,108,131
Steel Authority of India, Ltd.	190,865	262,897
Sun Pharmaceutical Industries, Ltd.	68,683	1,517,726
Sundaram Finance, Ltd.	4,716	267,818
Supreme Industries, Ltd.	5,747	293,005
Suzlon Energy, Ltd. (A)	725,238	577,870
Tata Communications, Ltd.	12,751	269,005
Tata Consultancy Services, Ltd.	89,347	4,223,691
Tata Consumer Products, Ltd.	58,541	697,873
Tata Elxsi, Ltd.	3,533	294,774
Tata Motors, Ltd.	210,637	2,092,311
Tata Steel, Ltd.	1,227,430	2,165,214
Tech Mahindra, Ltd.	60,062	1,150,115
The Indian Hotels Company, Ltd.	50,586	406,860
The Phoenix Mills, Ltd.	7,346	133,141
The Tata Power Company, Ltd.	182,472	954,717
Thermax, Ltd.	1,467	86,168
Titan Company, Ltd.	39,013	1,520,410
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Torrent Pharmaceuticals, Ltd.	12,280	$466,599
Torrent Power, Ltd.	14,694	318,646
Trent, Ltd.	18,799	1,596,276
Tube Investments of India, Ltd.	10,465	555,321
TVS Motor Company, Ltd.	20,931	619,818
UltraTech Cement, Ltd.	8,009	1,055,046
Union Bank of India, Ltd.	137,041	190,683
United Breweries, Ltd.	6,616	151,072
United Spirits, Ltd.	31,311	540,008
UNO Minda, Ltd.	15,709	183,560
UPL, Ltd.	85,937	566,194
Varun Beverages, Ltd.	123,686	882,565
Vedanta, Ltd.	334,820	1,846,788
Vodafone Idea, Ltd. (A)	694,813	67,014
Voltas, Ltd.	8,661	170,148
Wipro, Ltd.	158,319	1,041,386
Yes Bank, Ltd. (A)	1,276,457	309,375
Zomato, Ltd. (A)	290,272	833,676
Zydus Lifesciences, Ltd.	46,664	557,118
Indonesia - 2.0%		13,326,732
Adaro Energy Indonesia Tbk PT	2,360,200	544,372
Adaro Minerals Indonesia Tbk PT (A)	427,000	38,089
Astra International Tbk PT	2,472,300	803,360
Bank Central Asia Tbk PT	4,542,200	2,966,394
Bank Mandiri Persero Tbk PT	5,669,200	2,420,111
Bank Negara Indonesia Persero Tbk PT	2,531,400	846,757
Bank Rakyat Indonesia Persero Tbk PT	5,508,350	1,684,618
Barito Pacific Tbk PT	2,339,355	148,306
Charoen Pokphand Indonesia Tbk PT	695,500	232,646
Dayamitra Telekomunikasi PT	2,119,700	85,085
Indah Kiat Pulp & Paper Tbk PT	286,400	147,351
Indofood CBP Sukses Makmur Tbk PT	207,800	163,182
Indofood Sukses Makmur Tbk PT	714,900	346,176
Indosat Tbk PT	1,039,200	165,530
Kalbe Farma Tbk PT	1,912,200	196,763
Mayora Indah Tbk PT	638,000	105,690
Merdeka Copper Gold Tbk PT (A)	985,789	151,998
Sarana Menara Nusantara Tbk PT	3,046,400	155,280
Sumber Alfaria Trijaya Tbk PT	1,988,800	420,696
Telkom Indonesia Persero Tbk PT	5,940,200	1,067,306
United Tractors Tbk PT	328,700	574,885
Vale Indonesia Tbk PT (A)	255,300	62,137
Ireland - 0.7%		4,469,307
PDD Holdings, Inc., ADR (A)	37,062	4,469,307
Malaysia - 1.9%		13,073,168
AMMB Holdings BHD	93,400	108,778
Axiata Group BHD	502,295	259,234
CELCOMDIGI BHD	389,300	303,154
CIMB Group Holdings BHD	822,324	1,500,427
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	14

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
Dialog Group BHD	356,600	$168,569
Gamuda BHD	65,400	127,544
Genting BHD	365,000	329,242
Genting Malaysia BHD	490,300	251,924
Hong Leong Bank BHD	67,000	313,656
Hong Leong Financial Group BHD	43,000	183,234
IHH Healthcare BHD	191,500	317,053
IOI Corp. BHD	283,100	243,728
KLCCP Stapled Group	10,700	19,548
Kuala Lumpur Kepong BHD	57,338	280,209
Malayan Banking BHD	619,722	1,485,974
Malaysia Airports Holdings BHD	45,700	105,823
Maxis BHD	227,000	187,655
MISC BHD	150,100	257,765
Mr. DIY Group M BHD (B)	234,500	117,277
Nestle Malaysia BHD	6,100	139,273
Petronas Chemicals Group BHD	183,100	226,628
Petronas Dagangan BHD	55,200	226,649
Petronas Gas BHD	72,900	287,671
PPB Group BHD	96,200	306,680
Press Metal Aluminium Holdings BHD	386,400	419,137
Public Bank BHD	1,143,500	1,154,206
QL Resources BHD	103,000	112,902
RHB Bank BHD	247,716	362,608
SD Guthrie BHD	309,238	324,845
Sime Darby BHD	637,100	337,536
Sunway BHD	92,900	92,709
Telekom Malaysia BHD	194,470	288,219
Tenaga Nasional BHD	564,100	1,808,624
Westports Holdings BHD	161,900	155,652
YTL Corp. BHD	213,500	97,023
YTL Power International BHD	242,200	172,012
Mexico - 2.1%		14,084,748
America Movil SAB de CV (A)	2,185,988	1,727,101
Arca Continental SAB de CV	43,064	366,869
Cemex SAB de CV	2,102,788	1,100,931
Coca-Cola Femsa SAB de CV	32,400	267,758
El Puerto de Liverpool SAB de CV, Series C1	20,771	109,070
Fomento Economico Mexicano SAB de CV	158,948	1,537,835
Gruma SAB de CV, Class B	20,175	346,387
Grupo Aeroportuario del Pacifico SAB de CV, Series B	43,828	762,440
Grupo Aeroportuario del Sureste SAB de CV, Series B	20,749	552,672
Grupo Bimbo SAB de CV, Series A (C)	158,500	490,230
Grupo Carso SAB de CV, Series A1 (C)	48,504	291,929
Grupo Comercial Chedraui SA de CV (C)	15,218	96,248
Grupo Elektra SAB de CV (C)(D)	4,451	146,945
Grupo Financiero Banorte SAB de CV, Series O	246,504	1,718,122
Grupo Financiero Inbursa SAB de CV, Series O (A)(C)	300,740	667,644
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Grupo Mexico SAB de CV, Series B	368,808	$1,932,579
Industrias Penoles SAB de CV (A)	13,900	218,663
Kimberly-Clark de Mexico SAB de CV, Class A	161,800	232,816
Vista Energy SAB de CV (A)	665	33,190
Wal-Mart de Mexico SAB de CV	538,640	1,485,319
Netherlands - 0.1%		466,067
NEPI Rockcastle NV (A)	59,551	466,067
Philippines - 1.0%		6,632,084
Aboitiz Equity Ventures, Inc.	375,880	225,748
Aboitiz Power Corp.	250,900	161,913
ACEN Corp.	302,700	25,889
Ayala Corp.	27,940	331,760
Ayala Land, Inc.	653,100	367,516
Bank of the Philippine Islands	439,361	1,082,714
BDO Unibank, Inc.	307,536	808,665
Emperador, Inc.	51,100	16,391
Globe Telecom, Inc.	5,564	205,478
International Container Terminal Services, Inc.	95,550	651,141
JG Summit Holdings, Inc.	360,043	150,560
Jollibee Foods Corp.	52,050	237,544
Manila Electric Company	46,640	393,282
Metropolitan Bank & Trust Company	383,262	501,255
PLDT, Inc.	14,595	359,161
SM Investments Corp.	29,755	481,835
SM Prime Holdings, Inc.	738,900	389,731
Universal Robina Corp.	143,640	241,501
Poland - 1.0%		6,461,357
Alior Bank SA	6,973	152,048
Allegro.eu SA (A)(B)	26,132	228,970
Bank Handlowy w Warszawie SA	3,074	68,870
Bank Polska Kasa Opieki SA	29,181	1,020,702
Budimex SA	832	103,995
CD Projekt SA	2,805	112,495
Dino Polska SA (A)(B)	5,458	451,679
ING Bank Slaski SA	2,375	147,245
KGHM Polska Miedz SA	16,217	604,668
LPP SA	143	517,671
mBank SA (A)	919	128,809
ORLEN SA	80,115	1,041,163
PGE Polska Grupa Energetyczna SA (A)	125,725	216,181
Powszechna Kasa Oszczednosci Bank Polski SA	66,076	919,874
Powszechny Zaklad Ubezpieczen SA	51,386	508,963
Santander Bank Polska SA	2,131	238,024
Russia - 0.0%		0
Gazprom PJSC, ADR (A)(D)	4,562	0
LUKOIL PJSC, ADR (A)(D)	472	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	780	0
Novatek PJSC, GDR (A)(D)	50	0
Sberbank of Russia PJSC, ADR (A)(D)	263,203	0
15	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia - 3.6%		$23,948,581
ACWA Power Company	5,075	621,859
Al Rajhi Bank	157,041	3,679,636
Al Rajhi Company for Co-operative Insurance (A)	1,473	70,283
Alinma Bank	150,999	1,129,769
Almarai Company JSC	28,439	417,230
Arabian Internet & Communications Services Company	2,061	140,045
Astra Industrial Group	1,464	69,386
Bank AlBilad	43,654	427,741
Bank Al-Jazira (A)	52,544	230,003
Banque Saudi Fransi	67,881	563,913
Bupa Arabia for Cooperative Insurance Company	2,933	157,283
Dallah Healthcare Company	1,137	48,317
Dar Al Arkan Real Estate Development Company (A)	45,115	200,127
Dr Sulaiman Al Habib Medical Services Group Company	9,464	721,196
Elm Company	2,541	691,862
Etihad Etisalat Company	80,734	1,113,513
Jarir Marketing Company	71,194	250,981
Mouwasat Medical Services Company	10,444	261,677
Nahdi Medical Company	2,178	71,562
Power & Water Utility Company for Jubail & Yanbu	10,690	167,365
Riyad Bank	150,770	1,033,716
Riyadh Cables Group Company	2,172	59,104
SABIC Agri-Nutrients Company	26,631	806,936
Sahara International Petrochemical Company	61,450	430,315
SAL Saudi Logistics Services	1,029	75,565
Saudi Arabian Mining Company (A)	76,732	1,152,298
Saudi Aramco Base Oil Company	4,383	136,775
Saudi Awwal Bank	41,152	370,354
Saudi Basic Industries Corp.	73,132	1,415,634
Saudi Electricity Company	117,464	512,930
Saudi Industrial Investment Group	30,228	143,586
Saudi Kayan Petrochemical Company (A)	126,744	262,552
Saudi Research & Media Group (A)	3,044	242,502
Saudi Tadawul Group Holding Company	2,724	173,201
Saudi Telecom Company	220,807	2,478,104
The Company for Cooperative Insurance	6,420	240,000
The Saudi Investment Bank	65,344	229,314
The Saudi National Bank	266,596	2,353,132
The Savola Group (A)	55,360	380,299
Yanbu National Petrochemical Company	39,493	418,516
Singapore - 0.0%		76,914
BOC Aviation, Ltd. (B)	9,900	76,914
South Africa - 3.5%		23,103,470
Absa Group, Ltd.	94,488	901,217
Anglo American Platinum, Ltd.	4,212	164,144
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Aspen Pharmacare Holdings, Ltd.	47,538	$479,924
Bid Corp., Ltd.	37,323	880,616
Capitec Bank Holdings, Ltd.	10,230	1,834,671
Clicks Group, Ltd.	31,648	673,666
Discovery, Ltd.	81,798	833,016
Exxaro Resources, Ltd.	29,203	273,613
FirstRand, Ltd. (C)	560,017	2,442,156
Gold Fields, Ltd.	101,024	1,658,039
Harmony Gold Mining Company, Ltd.	39,472	421,422
Impala Platinum Holdings, Ltd. (A)	134,893	880,162
Investec, Ltd.	23,961	186,348
Kumba Iron Ore, Ltd.	6,121	114,942
Mr. Price Group, Ltd.	11,273	163,127
MTN Group, Ltd.	108,551	537,413
Naspers, Ltd., N Shares	13,405	3,142,115
Nedbank Group, Ltd.	77,688	1,305,185
Old Mutual, Ltd.	267,991	184,471
OUTsurance Group, Ltd.	56,041	190,343
Pepkor Holdings, Ltd. (B)	134,679	174,062
Sanlam, Ltd.	153,781	763,077
Sasol, Ltd.	67,219	373,278
Shoprite Holdings, Ltd.	56,011	960,361
Standard Bank Group, Ltd.	151,662	2,072,142
The Bidvest Group, Ltd.	38,179	612,527
Vodacom Group, Ltd.	76,761	477,585
Woolworths Holdings, Ltd.	109,678	403,848
South Korea - 11.3%		75,613,163
Alteogen, Inc. (A)	1,387	378,410
AMOREPACIFIC Corp.	2,431	205,402
Celltrion, Inc.	10,142	1,341,243
CJ CheilJedang Corp.	1,736	345,313
CosmoAM&T Company, Ltd. (A)	1,943	145,725
Coway Company, Ltd.	9,207	420,320
DB Insurance Company, Ltd.	8,708	689,699
Doosan Bobcat, Inc.	6,348	172,500
Doosan Enerbility Company, Ltd. (A)	34,170	496,455
Ecopro BM Company, Ltd. (A)	4,211	520,272
Ecopro Company, Ltd. (A)	6,930	396,717
Ecopro Materials Company, Ltd. (A)	283	23,071
Enchem Company, Ltd. (A)	412	52,187
GS Holdings Corp.	12,511	373,517
Hana Financial Group, Inc.	47,477	2,060,777
Hanjin Kal Corp.	681	41,748
Hankook Tire & Technology Company, Ltd.	14,334	366,660
Hanmi Pharm Company, Ltd.	687	159,553
Hanmi Semiconductor Company, Ltd.	2,751	183,400
Hanwha Aerospace Company, Ltd.	2,813	750,133
Hanwha Industrial Solutions Company, Ltd. (A)	2,733	83,772
Hanwha Ocean Company, Ltd. (A)	5,815	112,718
HD Hyundai Company, Ltd.	7,026	406,286
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	16

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
HD Hyundai Electric Company, Ltd.	1,514	$359,301
HD Hyundai Heavy Industries Company, Ltd. (A)	1,038	137,347
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	4,412	586,348
HLB, Inc. (A)	6,868	328,470
HMM Company, Ltd.	34,713	430,642
HYBE Company, Ltd.	1,048	140,872
Hyundai Autoever Corp.	281	27,509
Hyundai Engineering & Construction Company, Ltd.	12,740	257,570
Hyundai Glovis Company, Ltd.	9,085	803,825
Hyundai Mobis Company, Ltd.	7,297	1,319,276
Hyundai Motor Company	18,805	2,929,764
Hyundai Rotem Company, Ltd.	3,138	141,892
Hyundai Steel Company	10,821	198,777
Industrial Bank of Korea	55,094	562,917
Kakao Corp.	19,922	533,419
KakaoBank Corp.	14,703	230,667
Kangwon Land, Inc.	9,834	127,272
KB Financial Group, Inc.	39,381	2,576,887
Kia Corp.	35,398	2,357,302
Korea Aerospace Industries, Ltd.	5,880	249,261
Korea Electric Power Corp. (A)	44,626	747,000
Korea Gas Corp. (A)	1,834	52,096
Korea Investment Holdings Company, Ltd.	7,005	391,366
Korea Zinc Company, Ltd.	1,304	943,038
Korean Air Lines Company, Ltd.	34,020	589,187
Krafton, Inc. (A)	2,278	546,390
KT&G Corp.	9,289	738,408
Kumho Petrochemical Company, Ltd.	2,718	280,860
L&F Company, Ltd. (A)	1,436	122,892
LG Chem, Ltd.	3,147	714,916
LG Corp.	17,602	965,559
LG Display Company, Ltd. (A)	49,654	382,840
LG Electronics, Inc.	22,396	1,452,494
LG Energy Solution, Ltd. (A)	1,846	545,105
LG H&H Company, Ltd.	887	213,073
LG Innotek Company, Ltd.	1,777	228,692
LG Uplus Corp.	63,796	462,752
Lotte Chemical Corp.	3,045	210,502
LS Electric Company, Ltd.	639	67,743
Macquarie Korea Infrastructure Fund	35,418	305,929
Meritz Financial Group, Inc.	10,656	793,023
Mirae Asset Securities Company, Ltd.	41,951	275,417
NAVER Corp.	8,541	1,052,152
NCSoft Corp.	1,477	232,788
Netmarble Corp. (A)(B)	2,966	124,658
NH Investment & Securities Company, Ltd.	3,297	31,943
Orion Corp.	2,751	198,949
Posco DX Company, Ltd.	1,922	38,022
POSCO Future M Company, Ltd.	2,137	347,650
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
POSCO Holdings, Inc.	7,233	$1,758,458
Posco International Corp.	4,762	180,473
Samsung Biologics Company, Ltd. (A)(B)	1,224	888,730
Samsung C&T Corp.	9,075	769,402
Samsung Card Company, Ltd.	3,987	116,721
Samsung E&A Company, Ltd. (A)	14,423	186,663
Samsung Electro-Mechanics Company, Ltd.	7,054	605,213
Samsung Electronics Company, Ltd.	442,549	18,984,711
Samsung Fire & Marine Insurance Company, Ltd.	6,448	1,572,284
Samsung Heavy Industries Company, Ltd. (A)	66,569	462,606
Samsung Life Insurance Company, Ltd.	12,427	914,015
Samsung SDI Company, Ltd.	3,325	787,880
Samsung SDS Company, Ltd.	3,717	385,437
Shinhan Financial Group Company, Ltd.	52,292	1,943,898
SK Biopharmaceuticals Company, Ltd. (A)	1,910	163,180
SK Bioscience Company, Ltd. (A)	1,337	52,414
SK Hynix, Inc.	34,439	4,649,265
SK Innovation Company, Ltd. (A)	6,270	533,404
SK Telecom Company, Ltd.	20,593	846,104
SK, Inc.	4,551	488,738
SKC Company, Ltd. (A)	1,026	112,786
S-Oil Corp.	7,616	316,230
Woori Financial Group, Inc.	125,752	1,406,053
Yuhan Corp.	4,058	407,858
Taiwan - 18.5%		123,332,883
Accton Technology Corp.	71,000	1,223,221
Acer, Inc.	251,000	316,884
Advantech Company, Ltd.	51,981	519,161
Airtac International Group	14,743	411,368
Alchip Technologies, Ltd.	5,000	318,352
ASE Technology Holding Company, Ltd.	394,000	1,930,649
Asia Cement Corp.	437,000	636,269
Asia Vital Components Company, Ltd.	25,000	497,815
ASMedia Technology, Inc.	4,000	203,496
ASPEED Technology, Inc.	3,000	393,258
Asustek Computer, Inc.	112,000	2,009,988
AUO Corp. (A)	1,189,600	616,335
Catcher Technology Company, Ltd.	117,000	861,798
Cathay Financial Holding Company, Ltd.	1,095,513	2,355,832
Chailease Holding Company, Ltd.	204,226	965,675
Chang Hwa Commercial Bank, Ltd.	1,133,994	626,457
Cheng Shin Rubber Industry Company, Ltd.	351,000	507,767
Chicony Electronics Company, Ltd.	45,000	229,635
China Airlines, Ltd.	563,000	397,122
China Steel Corp.	1,459,000	1,024,579
Chroma ATE, Inc.	28,000	363,109
Chunghwa Telecom Company, Ltd.	352,000	1,340,325
Compal Electronics, Inc.	702,000	785,478
CTBC Financial Holding Company, Ltd.	2,219,000	2,486,333
17	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Delta Electronics, Inc.	137,000	$1,727,466
E Ink Holdings, Inc.	79,000	754,494
E.Sun Financial Holding Company, Ltd.	1,870,184	1,599,346
Eclat Textile Company, Ltd.	24,000	406,742
Elite Material Company, Ltd.	23,000	301,139
eMemory Technology, Inc.	7,266	723,425
Eva Airways Corp.	512,000	596,854
Evergreen Marine Corp. Taiwan, Ltd.	173,000	1,109,597
Far Eastern New Century Corp.	656,000	759,601
Far EasTone Telecommunications Company, Ltd.	243,000	675,000
Feng TAY Enterprise Company, Ltd.	98,601	435,457
First Financial Holding Company, Ltd.	1,946,003	1,649,001
Formosa Chemicals & Fibre Corp.	481,000	580,983
Formosa Petrochemical Corp.	197,000	295,746
Formosa Plastics Corp.	493,000	727,806
Fortune Electric Company, Ltd.	14,800	253,134
Fubon Financial Holding Company, Ltd.	946,171	2,681,408
Giant Manufacturing Company, Ltd.	18,797	106,774
Gigabyte Technology Company, Ltd.	34,000	277,497
Global Unichip Corp.	8,000	308,365
Globalwafers Company, Ltd.	41,000	542,572
Gold Circuit Electronics, Ltd.	25,000	147,082
Hon Hai Precision Industry Company, Ltd.	1,027,800	6,784,635
Hotai Motor Company, Ltd.	34,820	705,311
Hua Nan Financial Holdings Company, Ltd.	1,763,908	1,401,107
Innolux Corp. (A)	1,158,055	563,847
International Games System Company, Ltd.	18,000	581,461
Inventec Corp.	497,000	704,238
Jentech Precision Industrial Company, Ltd.	3,000	138,109
KGI Financial Holding Company, Ltd.	3,036,159	1,587,255
King Slide Works Company, Ltd.	4,000	156,055
King Yuan Electronics Company, Ltd.	94,000	368,196
Largan Precision Company, Ltd.	12,000	855,805
Lien Hwa Industrial Holdings Corp.	73,120	136,472
Lite-On Technology Corp.	368,000	1,177,278
Lotes Company, Ltd.	9,000	470,506
MediaTek, Inc.	143,537	5,779,111
Mega Financial Holding Company, Ltd.	1,346,288	1,651,346
Micro-Star International Company, Ltd.	118,000	655,556
momo.com, Inc.	10,302	120,737
Nan Ya Plastics Corp.	653,000	849,878
Nan Ya Printed Circuit Board Corp.	35,000	145,287
Nanya Technology Corp. (A)	198,000	261,404
Nien Made Enterprise Company, Ltd.	18,000	270,225
Novatek Microelectronics Corp.	112,850	1,771,646
Pegatron Corp.	350,000	1,081,461
PharmaEssentia Corp. (A)	14,307	281,764
Phison Electronics Corp.	16,000	235,456
Pou Chen Corp.	418,000	493,146
Powertech Technology, Inc.	59,000	232,943
President Chain Store Corp.	92,000	847,066
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Quanta Computer, Inc.	196,000	$1,856,617
Realtek Semiconductor Corp.	50,000	746,723
Ruentex Development Company, Ltd.	175,250	254,342
Shihlin Electric & Engineering Corp.	13,000	82,974
Shin Kong Financial Holding Company, Ltd. (A)	2,850,696	1,009,844
Sino-American Silicon Products, Inc.	91,000	447,331
SinoPac Financial Holdings Company, Ltd.	2,223,662	1,596,262
Synnex Technology International Corp.	130,000	287,672
Taishin Financial Holding Company, Ltd.	2,245,039	1,198,195
Taiwan Business Bank	722,288	349,421
Taiwan Cooperative Financial Holding Company, Ltd.	1,267,720	997,083
Taiwan High Speed Rail Corp.	375,000	341,175
Taiwan Mobile Company, Ltd.	299,000	1,059,192
Taiwan Semiconductor Manufacturing Company, Ltd.	918,000	29,511,235
Tatung Company, Ltd. (A)	128,000	176,779
TCC Group Holdings Company, Ltd.	960,117	957,420
Teco Electric & Machinery Company, Ltd.	109,000	168,059
The Shanghai Commercial & Savings Bank, Ltd.	540,265	675,331
Tripod Technology Corp.	40,000	240,949
Unimicron Technology Corp.	221,000	1,113,967
Uni-President Enterprises Corp.	516,000	1,444,607
United Microelectronics Corp.	1,320,000	1,983,708
Vanguard International Semiconductor Corp.	172,643	519,977
Voltronic Power Technology Corp.	8,000	531,835
Walsin Lihwa Corp.	294,000	271,610
Wan Hai Lines, Ltd.	148,950	398,409
Winbond Electronics Corp. (A)	345,709	207,706
Wistron Corp.	281,000	973,502
Wiwynn Corp.	20,064	1,192,944
WPG Holdings, Ltd.	115,000	266,323
WT Microelectronics Company, Ltd.	34,000	116,199
Yageo Corp.	67,471	1,175,057
Yang Ming Marine Transport Corp.	302,000	625,868
Yuanta Financial Holding Company, Ltd.	2,208,553	2,236,815
Zhen Ding Technology Holding, Ltd.	94,000	330,056
Thailand - 1.8%		12,332,254
Advanced Info Service PCL, NVDR	118,300	964,069
Airports of Thailand PCL, NVDR	279,100	506,590
Asset World Corp. PCL, NVDR	796,200	87,300
Bangkok Bank PCL, NVDR	62,900	274,005
Bangkok Dusit Medical Services PCL, NVDR	378,400	308,372
Bangkok Expressway & Metro PCL, NVDR	787,800	184,431
Bank of Ayudhya PCL, NVDR	170,200	126,093
Berli Jucker PCL, NVDR	177,700	126,910
Bumrungrad Hospital PCL, NVDR	43,000	346,600
Central Pattana PCL, NVDR	159,100	295,852
Central Retail Corp. PCL, NVDR	359,000	340,436
Charoen Pokphand Foods PCL, NVDR	567,200	416,849
CP ALL PCL, NVDR	275,600	516,571
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	18

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Delta Electronics Thailand PCL, NVDR	349,500	$1,429,278
Global Power Synergy PCL, NVDR	96,086	120,303
Gulf Energy Development PCL, NVDR	344,240	678,381
Home Product Center PCL, NVDR	465,300	131,682
Indorama Ventures PCL, NVDR	302,200	232,840
Intouch Holdings PCL, NVDR	66,700	211,495
Kasikornbank PCL, NVDR	67,600	293,478
Krung Thai Bank PCL, NVDR	385,700	234,312
Krungthai Card PCL, NVDR	123,000	174,048
Minor International PCL, NVDR	364,729	289,124
Muangthai Capital PCL, NVDR	87,000	130,842
PTT Exploration & Production PCL, NVDR	265,900	996,780
PTT Global Chemical PCL, NVDR	217,800	167,812
PTT Oil & Retail Business PCL, NVDR	292,100	133,304
PTT PCL, NVDR	985,900	978,742
SCB X PCL, NVDR	90,400	304,057
SCG Packaging PCL, NVDR	98,700	74,584
Thai Beverage PCL	966,800	387,334
Thai Oil PCL, NVDR	152,361	185,118
The Siam Cement PCL, NVDR	33,400	207,853
TMBThanachart Bank PCL, NVDR	2,957,685	156,014
True Corp. PCL, NVDR (A)	880,100	320,795
Turkey - 0.7%		4,446,826
Akbank TAS	359,947	531,152
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,172	17,733
Arcelik AS (A)	5,463	20,472
Aselsan Elektronik Sanayi Ve Ticaret AS	79,614	141,280
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	11,607	26,402
BIM Birlesik Magazalar AS	28,852	392,516
Coca-Cola Icecek AS	60,016	89,087
Enka Insaat ve Sanayi AS	167,397	229,834
Eregli Demir ve Celik Fabrikalari TAS	128,094	177,814
Ford Otomotiv Sanayi AS	7,523	214,675
KOC Holding AS	140,344	691,687
Koza Altin Isletmeleri AS (A)	33,526	19,672
Oyak Cimento Fabrikalari AS (A)	13,624	22,766
Pegasus Hava Tasimaciligi AS (A)	14,641	98,887
Tofas Turk Otomobil Fabrikasi AS	4,095	22,451
Turk Hava Yollari AO (A)	46,322	368,115
Turk Traktor ve Ziraat Makineleri AS	1,106	23,287
Turkcell Iletisim Hizmetleri AS	136,136	336,467
Turkiye Is Bankasi AS, Class C	1,017,630	349,001
Turkiye Petrol Rafinerileri AS	86,369	364,213
Turkiye Sise ve Cam Fabrikalari AS	65,087	74,292
Yapi ve Kredi Bankasi AS	329,207	235,023
United Kingdom - 0.0%		358,377
Anglogold Ashanti PLC	12,934	358,377
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
United States - 0.1%		$802,140

BeiGene, Ltd. (A)	51,200	802,140

PREFERRED SECURITIES - 1.4%		$9,209,112
(Cost $10,461,537)
Brazil - 1.3%		8,818,793
Banco Bradesco SA	493,247	1,224,437
Centrais Eletricas Brasileiras SA, B Shares	30,560	222,835
Cia Energetica de Minas Gerais	228,227	448,273
Cia Paranaense de Energia, B Shares	168,600	285,721
Gerdau SA	230,396	728,352
Itau Unibanco Holding SA	287,350	1,738,371
Petroleo Brasileiro SA	664,200	4,120,306
Raizen SA	104,400	50,498
Chile - 0.1%		390,319

Sociedad Quimica y Minera de Chile SA, B Shares	10,142	390,319

SHORT-TERM INVESTMENTS - 0.2%		$1,178,734
(Cost $1,178,715)
Short-term funds - 0.2%		1,178,734
John Hancock Collateral Trust, 4.6622% (E)(F)	31,134	311,438

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.8111% (E)	867,296	867,296
Total investments (Multifactor Emerging Markets ETF) (Cost $546,867,090) - 101.2%		$675,184,446
Other assets and liabilities, net - (1.2%)		(8,004,150)
Total net assets - 100.0%		$667,180,296

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 10-31-24.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 10-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of total investments on 10-31-24:
Financials	24.5%
Information technology	19.2%
Consumer discretionary	13.2%
Communication services	8.4%
Materials	8.1%
19	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Industrials	6.9%
Energy	5.9%
Consumer staples	5.7%
Utilities	3.5%
Health care	3.3%
Real estate	1.1%
Short-term investments	0.2%
TOTAL	100.0%
MULTIFACTOR LARGE CAP ETF

As of 10-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$946,179,757
(Cost $712,015,993)
Communication services – 7.2%		68,335,629
Diversified telecommunication services – 0.6%
AT&T, Inc.	112,789	2,542,264
GCI Liberty, Inc. (A)(B)	3,760	0
Verizon Communications, Inc.	81,112	3,417,249
Entertainment – 1.1%
Electronic Arts, Inc.	8,787	1,325,519
Endeavor Group Holdings, Inc., Class A (C)	3,676	108,405
Live Nation Entertainment, Inc. (B)	4,512	528,536
Netflix, Inc. (B)	4,289	3,242,613
ROBLOX Corp., Class A (B)	3,015	155,936
Roku, Inc. (B)	2,777	177,950
Spotify Technology SA (B)	1,626	626,173
Take-Two Interactive Software, Inc. (B)	5,251	849,192
The Walt Disney Company	22,803	2,193,649
TKO Group Holdings, Inc. (B)	743	86,760
Warner Brothers Discovery, Inc. (B)	63,889	519,418
Warner Music Group Corp., Class A	3,571	114,129
Interactive media and services – 4.3%
Alphabet, Inc., Class A	105,807	18,104,636
Alphabet, Inc., Class C	27,553	4,758,128
Match Group, Inc. (B)	6,924	249,472
Meta Platforms, Inc., Class A	30,563	17,346,948
Pinterest, Inc., Class A (B)	11,037	350,866
Snap, Inc., Class A (B)	18,855	229,277
Media – 1.0%
Charter Communications, Inc., Class A (B)	1,853	607,061
Comcast Corp., Class A	82,298	3,593,954
Fox Corp., Class A	12,225	513,450
Fox Corp., Class B	4,490	174,930
Liberty Broadband Corp., Series A (B)	512	41,078
Liberty Broadband Corp., Series C (B)	6,458	521,936
News Corp., Class A	13,822	376,650
News Corp., Class B (C)	4,373	126,992
Omnicom Group, Inc.	11,242	1,135,442
Paramount Global, Class A	239	5,232
Paramount Global, Class B	15,930	174,274
Sirius XM Holdings, Inc.	2,776	74,008
The Interpublic Group of Companies, Inc.	22,225	653,415
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
The New York Times Company, Class A	2,125	$118,660
The Trade Desk, Inc., Class A (B)	9,637	1,158,464
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	9,558	2,132,963
Consumer discretionary – 9.8%		92,650,299
Automobile components – 0.2%
Aptiv PLC (B)	8,594	488,397
Autoliv, Inc.	3,889	361,210
BorgWarner, Inc.	9,682	325,606
Gentex Corp.	10,071	305,252
Automobiles – 0.8%
Ford Motor Company	77,905	801,642
General Motors Company	26,615	1,350,977
Rivian Automotive, Inc., Class A (B)(C)	6,367	64,307
Tesla, Inc. (B)	21,726	5,428,241
Broadline retail – 2.6%
Amazon.com, Inc. (B)	125,469	23,387,422
Coupang, Inc. (B)	5,060	130,497
eBay, Inc.	25,825	1,485,196
Distributors – 0.2%
Genuine Parts Company	7,363	844,536
LKQ Corp.	10,788	396,891
Pool Corp.	1,416	512,082
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (B)	394	52,587
Duolingo, Inc. (B)	333	97,559
H&R Block, Inc.	956	57,102
Service Corp. International	8,303	677,940
Hotels, restaurants and leisure – 2.2%
Airbnb, Inc., Class A (B)	2,060	277,667
Aramark	11,000	416,130
Booking Holdings, Inc.	484	2,263,305
Carnival Corp. (B)	29,967	659,274
Cava Group, Inc. (B)	244	32,589
Chipotle Mexican Grill, Inc. (B)	32,152	1,793,117
Churchill Downs, Inc.	2,286	320,269
Darden Restaurants, Inc.	6,233	997,405
Domino’s Pizza, Inc.	1,203	497,717
DoorDash, Inc., Class A (B)	4,759	745,735
DraftKings, Inc., Class A (B)	8,431	297,783
Expedia Group, Inc. (B)	5,392	842,824
Hilton Worldwide Holdings, Inc.	5,251	1,233,197
Hyatt Hotels Corp., Class A	1,601	232,865
Las Vegas Sands Corp.	7,987	414,126
Light & Wonder, Inc. (B)	2,388	223,947
Marriott International, Inc., Class A	4,836	1,257,457
McDonald’s Corp.	9,725	2,840,770
Royal Caribbean Cruises, Ltd.	11,113	2,293,168
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	20

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Starbucks Corp.	16,007	$1,563,884
Texas Roadhouse, Inc.	2,034	388,738
Wingstop, Inc.	330	94,938
Wynn Resorts, Ltd.	3,089	296,606
Yum! Brands, Inc.	8,085	1,060,429
Household durables – 0.9%
D.R. Horton, Inc.	9,575	1,618,175
Garmin, Ltd.	5,722	1,134,959
Lennar Corp., A Shares	6,434	1,095,710
Lennar Corp., B Shares	404	64,769
Mohawk Industries, Inc. (B)	360	48,337
NVR, Inc. (B)	191	1,748,187
PulteGroup, Inc.	11,329	1,467,445
SharkNinja, Inc.	791	72,938
Tempur Sealy International, Inc.	4,108	196,814
Toll Brothers, Inc.	2,608	381,916
TopBuild Corp. (B)	858	303,200
Leisure products – 0.0%
Hasbro, Inc.	6,414	420,951
Specialty retail – 2.3%
AutoZone, Inc. (B)	370	1,113,330
Best Buy Company, Inc.	14,285	1,291,793
Burlington Stores, Inc. (B)	2,377	588,949
CarMax, Inc. (B)	7,716	558,484
Carvana Company (B)	1,888	466,921
Chewy, Inc., Class A (B)	1,330	35,870
Dick’s Sporting Goods, Inc.	3,181	622,681
Floor & Decor Holdings, Inc., Class A (B)	3,804	392,002
GameStop Corp., Class A (B)	2,656	58,910
Lithia Motors, Inc.	1,112	369,595
Lowe’s Companies, Inc.	8,163	2,137,318
Murphy USA, Inc.	336	164,119
O’Reilly Automotive, Inc. (B)	1,247	1,437,966
Penske Automotive Group, Inc.	670	100,882
Ross Stores, Inc.	9,729	1,359,336
The Gap, Inc.	2,732	56,744
The Home Depot, Inc.	12,561	4,945,894
The TJX Companies, Inc.	20,025	2,263,426
Tractor Supply Company	6,000	1,593,060
Ulta Beauty, Inc. (B)	2,679	988,497
Williams-Sonoma, Inc.	7,608	1,020,461
Textiles, apparel and luxury goods – 0.5%
Birkenstock Holding PLC (B)	318	14,628
Crocs, Inc. (B)	739	79,679
Deckers Outdoor Corp. (B)	7,099	1,142,158
Lululemon Athletica, Inc. (B)	3,175	945,833
NIKE, Inc., Class B	18,918	1,459,145
Ralph Lauren Corp.	1,377	272,550
Skechers USA, Inc., Class A (B)	3,506	215,479
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Tapestry, Inc.	12,430	$589,804
Consumer staples – 5.8%		54,791,602
Beverages – 1.1%
Brown-Forman Corp., Class A	2,081	90,690
Brown-Forman Corp., Class B	8,514	374,871
Celsius Holdings, Inc. (B)	2,290	68,883
Coca-Cola Consolidated, Inc.	107	120,296
Constellation Brands, Inc., Class A	4,944	1,148,689
Keurig Dr. Pepper, Inc.	14,194	467,692
Molson Coors Beverage Company, Class B	7,272	396,106
Monster Beverage Corp. (B)	16,015	843,670
PepsiCo, Inc.	19,917	3,307,815
The Coca-Cola Company	53,557	3,497,808
Consumer staples distribution and retail – 2.1%
Albertsons Companies, Inc., Class A	11,468	207,571
BJ’s Wholesale Club Holdings, Inc. (B)	4,529	383,742
Casey’s General Stores, Inc.	1,108	436,574
Costco Wholesale Corp.	5,280	4,615,670
Dollar General Corp.	6,780	542,671
Dollar Tree, Inc. (B)	9,957	643,620
Maplebear, Inc. (B)	1,242	54,772
Performance Food Group Company (B)	4,795	389,594
Sprouts Farmers Market, Inc. (B)	647	83,094
Sysco Corp.	16,352	1,225,582
Target Corp.	12,303	1,845,942
The Kroger Company	42,809	2,387,458
U.S. Foods Holding Corp. (B)	9,035	557,008
Walgreens Boots Alliance, Inc.	20,060	189,768
Walmart, Inc.	75,194	6,162,148
Food products – 1.1%
Archer-Daniels-Midland Company	14,867	820,807
Bunge Global SA	6,446	541,593
Campbell Soup Company	9,501	443,222
Conagra Brands, Inc.	18,523	536,056
General Mills, Inc.	18,335	1,247,147
Hormel Foods Corp.	9,849	300,887
Ingredion, Inc.	1,038	137,805
Kellanova	11,277	909,490
Lamb Weston Holdings, Inc.	5,521	428,926
McCormick & Company, Inc.	10,326	807,906
Mondelez International, Inc., Class A	23,931	1,638,795
Pilgrim’s Pride Corp. (B)	830	40,205
The Hershey Company	3,656	649,232
The J.M. Smucker Company	4,087	463,915
The Kraft Heinz Company	20,052	670,940
Tyson Foods, Inc., Class A	10,796	632,538
Household products – 1.0%
Church & Dwight Company, Inc.	9,032	902,387
21	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Household products (continued)
Colgate-Palmolive Company	14,518	$1,360,482
Kimberly-Clark Corp.	7,423	996,018
The Clorox Company	5,538	878,050
The Procter & Gamble Company	34,314	5,667,987
Personal care products – 0.1%
Coty, Inc., Class A (B)	7,544	56,127
e.l.f. Beauty, Inc. (B)	723	76,096
Kenvue, Inc.	29,612	679,003
The Estee Lauder Companies, Inc., Class A	3,165	218,195
Tobacco – 0.4%
Altria Group, Inc.	25,670	1,397,988
Philip Morris International, Inc.	16,941	2,248,071
Energy – 3.9%		36,742,075
Energy equipment and services – 0.3%
Baker Hughes Company	27,267	1,038,327
Halliburton Company	26,613	738,245
Schlumberger, Ltd.	17,651	707,276
TechnipFMC PLC	7,468	199,321
Oil, gas and consumable fuels – 3.6%
Antero Resources Corp. (B)	4,725	122,283
APA Corp.	7,374	174,026
Cheniere Energy, Inc.	7,086	1,356,119
Chevron Corp.	24,917	3,708,148
ConocoPhillips	22,336	2,446,685
Coterra Energy, Inc.	29,875	714,610
Devon Energy Corp.	13,795	533,591
Diamondback Energy, Inc.	8,289	1,465,247
EOG Resources, Inc.	15,295	1,865,378
EQT Corp.	11,089	405,192
Expand Energy Corp.	4,552	385,645
Exxon Mobil Corp.	59,250	6,919,215
Hess Corp.	7,743	1,041,279
HF Sinclair Corp.	4,589	177,181
Kinder Morgan, Inc.	65,981	1,617,194
Marathon Oil Corp.	29,762	824,407
Marathon Petroleum Corp.	9,293	1,351,853
Occidental Petroleum Corp.	17,501	876,975
ONEOK, Inc.	11,780	1,141,246
Ovintiv, Inc.	8,945	350,644
Permian Resources Corp.	4,067	55,433
Phillips 66	9,049	1,102,349
Range Resources Corp.	4,168	125,165
Targa Resources Corp.	6,969	1,163,544
Texas Pacific Land Corp.	532	620,312
The Williams Companies, Inc.	26,036	1,363,505
Valero Energy Corp.	16,582	2,151,680
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials – 15.6%		$147,947,712
Banks – 3.6%
Bank of America Corp.	100,066	4,184,760
Citigroup, Inc.	34,334	2,203,213
Citizens Financial Group, Inc.	19,740	831,449
Commerce Bancshares, Inc.	875	54,688
East West Bancorp, Inc.	6,220	606,388
Fifth Third Bancorp	34,849	1,522,204
First Citizens BancShares, Inc., Class A	484	937,677
First Horizon Corp.	16,978	294,229
Huntington Bancshares, Inc.	59,326	924,892
JPMorgan Chase & Co.	44,371	9,846,812
KeyCorp	45,374	782,702
M&T Bank Corp.	6,755	1,315,063
Regions Financial Corp.	52,624	1,256,135
The PNC Financial Services Group, Inc.	8,559	1,611,403
Truist Financial Corp.	36,685	1,579,289
U.S. Bancorp	32,355	1,563,070
Webster Financial Corp.	5,514	285,625
Wells Fargo & Company	66,458	4,314,453
Western Alliance Bancorp	1,048	87,204
Capital markets – 3.9%
Ameriprise Financial, Inc.	5,465	2,788,790
Ares Management Corp., Class A	4,711	789,940
BlackRock, Inc.	1,643	1,611,832
Cboe Global Markets, Inc.	2,399	512,354
CME Group, Inc.	5,083	1,145,505
Coinbase Global, Inc., Class A (B)	2,496	447,408
Evercore, Inc., Class A	279	73,703
FactSet Research Systems, Inc.	1,456	661,111
Franklin Resources, Inc.	12,759	265,004
Hamilton Lane, Inc., Class A	143	25,689
Houlihan Lokey, Inc.	1,059	182,963
Interactive Brokers Group, Inc., Class A	1,969	300,430
Intercontinental Exchange, Inc.	10,241	1,596,265
Jefferies Financial Group, Inc.	4,935	315,741
KKR & Company, Inc.	9,836	1,359,729
LPL Financial Holdings, Inc.	3,133	884,070
MarketAxess Holdings, Inc.	1,311	379,430
Moody’s Corp.	3,666	1,664,511
Morgan Stanley	25,421	2,955,191
Morningstar, Inc.	868	284,747
MSCI, Inc.	1,894	1,081,853
Nasdaq, Inc.	14,296	1,056,760
Northern Trust Corp.	9,166	921,366
Raymond James Financial, Inc.	8,302	1,230,522
Robinhood Markets, Inc., Class A (B)	14,433	339,031
S&P Global, Inc.	4,605	2,212,058
SEI Investments Company	6,171	461,344
State Street Corp.	13,456	1,248,717
Stifel Financial Corp.	2,572	266,511
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	22

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
T. Rowe Price Group, Inc.	8,792	$965,889
The Bank of New York Mellon Corp.	28,547	2,151,302
The Blackstone Group, Inc.	7,810	1,310,128
The Carlyle Group, Inc.	5,433	271,813
The Charles Schwab Corp.	22,013	1,559,181
The Goldman Sachs Group, Inc.	5,826	3,016,645
Tradeweb Markets, Inc., Class A	2,524	320,548
Consumer finance – 0.9%
Ally Financial, Inc.	21,408	750,350
American Express Company	10,562	2,852,585
Capital One Financial Corp.	12,189	1,984,247
Discover Financial Services	14,009	2,079,356
SoFi Technologies, Inc. (B)(C)	6,903	77,107
Synchrony Financial	25,739	1,419,248
Financial services – 3.5%
Affirm Holdings, Inc. (B)	2,499	109,581
Apollo Global Management, Inc.	9,796	1,403,375
Berkshire Hathaway, Inc., Class B (B)	21,920	9,884,166
Block, Inc. (B)	9,118	659,414
Corebridge Financial, Inc.	7,377	234,367
Corpay, Inc. (B)	3,275	1,079,833
Equitable Holdings, Inc.	17,170	778,488
Fidelity National Information Services, Inc.	13,472	1,208,843
Fiserv, Inc. (B)	10,986	2,174,129
Global Payments, Inc.	8,462	877,594
Jack Henry & Associates, Inc.	2,996	545,062
Mastercard, Inc., Class A	12,053	6,021,558
PayPal Holdings, Inc. (B)	15,069	1,194,972
Rocket Companies, Inc., Class A (B)	2,521	40,588
Toast, Inc., Class A (B)	5,235	157,207
Visa, Inc., Class A	22,512	6,525,103
WEX, Inc. (B)	1,598	275,815
Insurance – 3.7%
Aflac, Inc.	14,446	1,513,796
American Financial Group, Inc.	3,309	426,629
American International Group, Inc.	25,060	1,901,553
Aon PLC, Class A	4,147	1,521,410
Arch Capital Group, Ltd. (B)	15,040	1,482,342
Arthur J. Gallagher & Company	6,304	1,772,685
Assurant, Inc.	1,857	355,987
Brown & Brown, Inc.	9,029	944,795
Chubb, Ltd.	6,297	1,778,525
Cincinnati Financial Corp.	6,455	909,058
CNA Financial Corp.	1,174	56,246
Erie Indemnity Company, Class A	913	409,791
Everest Group, Ltd.	1,757	624,807
Fidelity National Financial, Inc.	13,159	791,777
Globe Life, Inc.	4,656	491,674
Kinsale Capital Group, Inc.	461	197,359
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Loews Corp.	11,672	$921,621
Markel Group, Inc. (B)	527	812,639
Marsh & McLennan Companies, Inc.	8,141	1,776,692
MetLife, Inc.	13,586	1,065,414
Old Republic International Corp.	9,908	346,086
Primerica, Inc.	954	264,077
Principal Financial Group, Inc.	13,308	1,096,579
Prudential Financial, Inc.	16,547	2,026,677
Reinsurance Group of America, Inc.	2,884	608,755
RenaissanceRe Holdings, Ltd.	1,450	380,480
The Allstate Corp.	9,004	1,679,426
The Hartford Financial Services Group, Inc.	19,693	2,174,895
The Progressive Corp.	7,666	1,861,535
The Travelers Companies, Inc.	7,905	1,944,156
Unum Group	6,402	410,880
W.R. Berkley Corp.	14,454	826,335
Willis Towers Watson PLC	4,569	1,380,706
Health care – 11.0%		104,302,332
Biotechnology – 1.9%
AbbVie, Inc.	22,410	4,568,727
Alnylam Pharmaceuticals, Inc. (B)	2,471	658,744
Amgen, Inc.	9,448	3,024,872
Biogen, Inc. (B)	5,062	880,788
BioMarin Pharmaceutical, Inc. (B)	6,018	396,526
Exact Sciences Corp. (B)	3,882	267,586
Gilead Sciences, Inc.	25,719	2,284,362
Halozyme Therapeutics, Inc. (B)	1,045	52,846
Incyte Corp. (B)	5,095	377,641
Insmed, Inc. (B)	633	42,588
Moderna, Inc. (B)	5,684	308,982
Natera, Inc. (B)	1,118	135,233
Neurocrine Biosciences, Inc. (B)	2,654	319,197
Regeneron Pharmaceuticals, Inc. (B)	1,749	1,466,012
Roivant Sciences, Ltd. (B)	2,929	33,830
Sarepta Therapeutics, Inc. (B)	1,534	193,284
Summit Therapeutics, Inc. (B)(C)	662	12,307
United Therapeutics Corp. (B)	1,544	577,410
Vaxcyte, Inc. (B)	1,221	129,853
Vertex Pharmaceuticals, Inc. (B)	4,325	2,058,614
Health care equipment and supplies – 2.3%
Abbott Laboratories	25,238	2,861,232
ABIOMED, Inc. (A)(B)	1,170	18,158
Align Technology, Inc. (B)	1,302	266,949
Baxter International, Inc.	15,267	545,032
Becton, Dickinson and Company	5,464	1,276,336
Boston Scientific Corp. (B)	23,592	1,982,200
DexCom, Inc. (B)	10,008	705,364
Edwards Lifesciences Corp. (B)	11,433	766,125
GE HealthCare Technologies, Inc.	13,955	1,218,969
23	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Globus Medical, Inc., Class A (B)	767	$56,405
Hologic, Inc. (B)	11,402	922,080
IDEXX Laboratories, Inc. (B)	2,272	924,522
Insulet Corp. (B)	1,570	363,502
Intuitive Surgical, Inc. (B)	4,167	2,099,501
Medtronic PLC	17,416	1,554,378
Penumbra, Inc. (B)	351	80,333
ResMed, Inc.	5,443	1,319,764
Solventum Corp. (B)	3,266	237,046
STERIS PLC	3,585	795,332
Stryker Corp.	4,679	1,667,034
Teleflex, Inc.	1,627	327,125
The Cooper Companies, Inc. (B)	7,266	760,605
Zimmer Biomet Holdings, Inc.	7,518	803,825
Health care providers and services – 2.6%
Cardinal Health, Inc.	10,513	1,140,871
Cencora, Inc.	6,441	1,469,063
Centene Corp. (B)	17,673	1,100,321
Chemed Corp.	415	224,200
CVS Health Corp.	24,396	1,377,398
DaVita, Inc. (B)	2,732	381,961
Elevance Health, Inc.	4,571	1,854,729
Encompass Health Corp.	2,089	207,772
HCA Healthcare, Inc.	2,693	966,087
Henry Schein, Inc. (B)	6,876	482,901
Humana, Inc.	3,499	902,147
Labcorp Holdings, Inc.	4,643	1,059,858
McKesson Corp.	2,762	1,382,630
Molina Healthcare, Inc. (B)	2,593	832,923
Quest Diagnostics, Inc.	7,367	1,140,633
Tenet Healthcare Corp. (B)	2,471	383,054
The Cigna Corp.	5,882	1,851,712
The Ensign Group, Inc.	415	64,321
UnitedHealth Group, Inc.	12,234	6,906,093
Universal Health Services, Inc., Class B	3,785	773,313
Health care technology – 0.1%
Veeva Systems, Inc., Class A (B)	2,928	611,454
Life sciences tools and services – 1.4%
Agilent Technologies, Inc.	9,950	1,296,585
Avantor, Inc. (B)	22,201	496,636
Bio-Rad Laboratories, Inc., Class A (B)	748	267,926
Bio-Techne Corp.	4,362	321,698
Bruker Corp.	3,842	217,496
Charles River Laboratories International, Inc. (B)	1,906	340,373
Danaher Corp.	8,959	2,200,868
ICON PLC (B)	609	135,265
Illumina, Inc. (B)	2,617	377,214
IQVIA Holdings, Inc. (B)	6,677	1,374,260
Medpace Holdings, Inc. (B)	539	169,365
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Mettler-Toledo International, Inc. (B)	914	$1,180,660
Repligen Corp. (B)	1,231	165,286
Revvity, Inc.	4,850	575,162
Thermo Fisher Scientific, Inc.	5,750	3,141,340
Waters Corp. (B)	2,610	843,317
West Pharmaceutical Services, Inc.	2,446	753,197
Pharmaceuticals – 2.7%
Bristol-Myers Squibb Company	36,005	2,007,999
Catalent, Inc. (B)	5,954	348,904
Eli Lilly & Company	11,116	9,223,390
Johnson & Johnson	37,042	5,921,534
Merck & Company, Inc.	35,912	3,674,516
Pfizer, Inc.	93,807	2,654,738
Royalty Pharma PLC, Class A	9,153	247,131
Viatris, Inc.	40,291	467,376
Zoetis, Inc.	8,085	1,445,436
Industrials – 12.5%		118,711,289
Aerospace and defense – 1.9%
Axon Enterprise, Inc. (B)	1,271	538,269
BWX Technologies, Inc.	1,347	163,997
Curtiss-Wright Corp.	862	297,356
General Dynamics Corp.	4,911	1,432,097
General Electric Company	13,015	2,235,717
HEICO Corp.	1,121	274,589
HEICO Corp., Class A	2,067	396,885
Howmet Aerospace, Inc.	15,583	1,553,937
Huntington Ingalls Industries, Inc.	1,869	345,690
L3Harris Technologies, Inc.	5,637	1,394,988
Lockheed Martin Corp.	3,720	2,031,306
Northrop Grumman Corp.	2,527	1,286,294
RTX Corp.	24,098	2,915,617
Textron, Inc.	10,393	835,805
The Boeing Company (B)	6,553	978,428
TransDigm Group, Inc.	1,155	1,504,157
Woodward, Inc.	1,190	195,267
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	5,945	612,573
Expeditors International of Washington, Inc.	7,299	868,581
FedEx Corp.	5,670	1,552,730
United Parcel Service, Inc., Class B	9,667	1,295,958
Building products – 1.3%
A.O. Smith Corp.	5,151	386,840
Advanced Drainage Systems, Inc.	2,275	340,977
Allegion PLC	4,998	697,871
Builders FirstSource, Inc. (B)	6,790	1,163,806
Carlisle Companies, Inc.	2,623	1,107,509
Carrier Global Corp.	25,069	1,823,018
Fortune Brands Innovations, Inc.	6,162	513,479
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	24

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Johnson Controls International PLC	22,699	$1,714,909
Lennox International, Inc.	1,319	794,790
Masco Corp.	9,385	749,955
Owens Corning	5,406	955,727
Simpson Manufacturing Company, Inc.	416	74,793
Trane Technologies PLC	5,579	2,065,123
Commercial services and supplies – 0.9%
Cintas Corp.	8,515	1,752,472
Clean Harbors, Inc. (B)	1,467	339,258
Copart, Inc. (B)	19,105	983,334
Republic Services, Inc.	6,412	1,269,576
Rollins, Inc.	9,350	440,759
Tetra Tech, Inc.	7,523	367,724
Veralto Corp.	4,886	499,300
Waste Management, Inc.	11,164	2,409,749
Construction and engineering – 0.3%
AECOM	4,969	530,689
API Group Corp. (B)	3,369	115,018
Comfort Systems USA, Inc.	480	187,699
EMCOR Group, Inc.	1,254	559,372
Fluor Corp. (B)	1,280	66,918
MasTec, Inc. (B)	536	65,869
Quanta Services, Inc.	5,048	1,522,628
WillScot Holdings Corp. (B)	6,386	211,632
Electrical equipment – 1.1%
Acuity Brands, Inc.	305	91,710
AMETEK, Inc.	9,039	1,657,210
Eaton Corp. PLC	6,860	2,274,639
Emerson Electric Company	13,556	1,467,708
GE Vernova, Inc. (B)	3,434	1,035,900
Generac Holdings, Inc. (B)	358	59,267
Hubbell, Inc.	2,178	930,071
nVent Electric PLC	4,192	312,597
Regal Rexnord Corp.	1,994	332,081
Rockwell Automation, Inc.	4,938	1,317,014
Vertiv Holdings Company, Class A	9,393	1,026,561
Ground transportation – 1.1%
CSX Corp.	49,982	1,681,394
J.B. Hunt Transport Services, Inc.	4,807	868,240
Knight-Swift Transportation Holdings, Inc.	5,693	296,491
Norfolk Southern Corp.	6,666	1,669,366
Old Dominion Freight Line, Inc.	4,831	972,577
Saia, Inc. (B)	537	262,384
Uber Technologies, Inc. (B)	17,158	1,236,234
U-Haul Holding Company (B)(C)	409	29,992
U-Haul Holding Company, Series N	3,911	266,965
Union Pacific Corp.	10,744	2,493,360
XPO, Inc. (B)	2,517	328,544
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Industrial conglomerates – 0.4%
3M Company	10,100	$1,297,547
Honeywell International, Inc.	10,574	2,174,860
Machinery – 2.7%
Allison Transmission Holdings, Inc.	988	105,578
Caterpillar, Inc.	9,771	3,675,850
CNH Industrial NV	9,267	104,068
Crane Company	301	47,341
Cummins, Inc.	6,197	2,038,689
Deere & Company	5,355	2,167,115
Donaldson Company, Inc.	3,210	234,844
Dover Corp.	7,122	1,348,408
Fortive Corp.	12,370	883,589
Graco, Inc.	5,844	475,994
IDEX Corp.	2,866	615,158
Illinois Tool Works, Inc.	6,886	1,798,141
Ingersoll Rand, Inc.	13,488	1,294,848
ITT, Inc.	2,168	303,780
Lincoln Electric Holdings, Inc.	2,299	442,695
Mueller Industries, Inc.	958	78,527
Nordson Corp.	1,856	460,084
Otis Worldwide Corp.	11,460	1,125,372
PACCAR, Inc.	18,708	1,950,870
Parker-Hannifin Corp.	3,306	2,096,235
Pentair PLC	6,567	650,921
RBC Bearings, Inc. (B)	366	102,608
Snap-on, Inc.	2,383	786,700
Stanley Black & Decker, Inc.	6,722	624,743
Symbotic, Inc. (B)(C)	334	9,282
The Toro Company	4,039	325,059
Wabtec Corp.	6,348	1,193,297
Xylem, Inc.	7,729	941,238
Passenger airlines – 0.1%
Delta Air Lines, Inc.	8,182	468,174
Southwest Airlines Company	6,887	210,604
United Airlines Holdings, Inc. (B)	4,400	344,344
Professional services – 1.3%
Amentum Holdings, Inc. (B)	2,973	88,417
Automatic Data Processing, Inc.	6,822	1,973,195
Booz Allen Hamilton Holding Corp.	5,718	1,038,732
Broadridge Financial Solutions, Inc.	4,464	941,279
CACI International, Inc., Class A (B)	561	309,986
Dayforce, Inc. (B)(C)	4,653	330,130
Equifax, Inc.	4,798	1,271,566
FTI Consulting, Inc. (B)	211	41,162
Jacobs Solutions, Inc.	2,973	417,944
KBR, Inc.	3,806	255,040
Leidos Holdings, Inc.	5,687	1,041,631
Parsons Corp. (B)	552	59,704
Paychex, Inc.	9,091	1,266,649
25	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Paycom Software, Inc.	1,498	$313,127
Paylocity Holding Corp. (B)	927	171,096
SS&C Technologies Holdings, Inc.	8,788	614,545
TransUnion	6,840	692,892
UL Solutions, Inc., Class A	310	16,108
Verisk Analytics, Inc.	5,700	1,565,904
Trading companies and distributors – 0.9%
Core & Main, Inc., Class A (B)	4,266	188,898
Fastenal Company	21,945	1,715,660
Ferguson Enterprises, Inc.	5,517	1,085,415
FTAI Aviation, Ltd.	653	87,789
United Rentals, Inc.	4,296	3,491,789
W.W. Grainger, Inc.	1,332	1,477,494
Watsco, Inc.	1,128	533,555
WESCO International, Inc.	1,634	313,679
Information technology – 23.6%		222,995,710
Communications equipment – 0.9%
Arista Networks, Inc. (B)	4,261	1,646,621
Ciena Corp. (B)	2,276	144,549
Cisco Systems, Inc.	67,729	3,709,517
F5, Inc. (B)	2,576	602,475
Juniper Networks, Inc.	15,708	611,041
Motorola Solutions, Inc.	3,565	1,601,933
Ubiquiti, Inc.	190	50,481
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	35,435	2,374,854
CDW Corp.	5,375	1,011,736
Coherent Corp. (B)	2,377	219,730
Corning, Inc.	34,947	1,663,128
Fabrinet (B)	459	110,605
Flex, Ltd. (B)	23,651	819,980
Jabil, Inc.	6,059	745,802
Keysight Technologies, Inc. (B)	7,608	1,133,668
TD SYNNEX Corp.	1,388	160,106
TE Connectivity PLC	11,957	1,762,701
Teledyne Technologies, Inc. (B)	1,586	722,138
Trimble, Inc. (B)	9,147	553,394
Zebra Technologies Corp., Class A (B)	2,034	776,927
IT services – 1.6%
Accenture PLC, Class A	9,628	3,319,927
Akamai Technologies, Inc. (B)	6,983	705,842
Amdocs, Ltd.	6,548	574,554
Cloudflare, Inc., Class A (B)	5,804	509,069
Cognizant Technology Solutions Corp., Class A	19,184	1,430,935
EPAM Systems, Inc. (B)	1,746	329,383
Gartner, Inc. (B)	3,301	1,658,753
Globant SA (B)	1,244	261,103
GoDaddy, Inc., Class A (B)	4,604	767,947
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
IBM Corp.	17,103	$3,535,532
MongoDB, Inc. (B)	1,371	370,718
Okta, Inc. (B)	3,874	278,502
Snowflake, Inc., Class A (B)	2,955	339,293
Twilio, Inc., Class A (B)	4,697	378,813
VeriSign, Inc. (B)	3,464	612,574
Semiconductors and semiconductor equipment – 7.7%
Advanced Micro Devices, Inc. (B)	21,922	3,158,303
Amkor Technology, Inc.	1,843	46,904
Analog Devices, Inc.	9,174	2,046,811
Applied Materials, Inc.	16,989	3,084,863
Broadcom, Inc.	57,673	9,791,145
Enphase Energy, Inc. (B)	3,262	270,876
Entegris, Inc.	5,294	554,335
First Solar, Inc. (B)	3,356	652,675
GLOBALFOUNDRIES, Inc. (B)(C)	1,816	66,284
Intel Corp.	71,183	1,531,858
KLA Corp.	3,106	2,069,310
Lam Research Corp.	26,238	1,950,795
Marvell Technology, Inc.	23,811	1,907,499
Microchip Technology, Inc.	23,546	1,727,570
Micron Technology, Inc.	20,441	2,036,946
MKS Instruments, Inc.	961	95,456
Monolithic Power Systems, Inc.	1,412	1,072,132
NVIDIA Corp.	225,169	29,893,436
NXP Semiconductors NV	5,853	1,372,529
ON Semiconductor Corp. (B)	15,525	1,094,357
Onto Innovation, Inc. (B)	711	141,013
Qorvo, Inc. (B)	4,575	326,015
Qualcomm, Inc.	20,001	3,255,563
Skyworks Solutions, Inc.	7,598	665,433
Teradyne, Inc.	7,366	782,343
Texas Instruments, Inc.	15,674	3,184,330
Universal Display Corp.	922	166,255
Software – 7.5%
Adobe, Inc. (B)	5,247	2,508,486
ANSYS, Inc. (B)	3,150	1,009,292
Appfolio, Inc., Class A (B)	216	44,900
AppLovin Corp., Class A (B)	4,866	824,252
Aspen Technology, Inc. (B)	1,204	282,615
Atlassian Corp., Class A (B)	1,780	335,601
Aurora Innovation, Inc. (B)	8,216	42,682
Autodesk, Inc. (B)	3,845	1,091,211
Bentley Systems, Inc., Class B	4,467	215,577
Cadence Design Systems, Inc. (B)	5,977	1,650,369
Crowdstrike Holdings, Inc., Class A (B)	3,140	932,172
Datadog, Inc., Class A (B)	5,846	733,322
DocuSign, Inc. (B)	3,966	275,161
Dropbox, Inc., Class A (B)	7,756	200,493
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	26

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Dynatrace, Inc. (B)	7,003	$376,761
Elastic NV (B)	480	38,510
Fair Isaac Corp. (B)	885	1,763,902
Fortinet, Inc. (B)	14,324	1,126,726
Gen Digital, Inc.	25,782	750,514
Gitlab, Inc., Class A (B)	1,469	78,959
Guidewire Software, Inc. (B)	1,664	309,937
HubSpot, Inc. (B)	1,197	664,084
Informatica, Inc., Class A (B)	486	13,268
Intuit, Inc.	4,048	2,470,494
Manhattan Associates, Inc. (B)	1,985	522,770
Microsoft Corp.	84,781	34,450,758
Nutanix, Inc., Class A (B)	2,795	173,570
Oracle Corp.	22,916	3,846,221
Palantir Technologies, Inc., Class A (B)	25,049	1,041,036
Palo Alto Networks, Inc. (B)	4,367	1,573,561
Procore Technologies, Inc. (B)	1,769	116,135
PTC, Inc. (B)	3,749	694,802
Roper Technologies, Inc.	2,271	1,221,185
Salesforce, Inc.	11,268	3,283,157
Samsara, Inc., Class A (B)	3,285	156,990
ServiceNow, Inc. (B)	1,957	1,825,861
Synopsys, Inc. (B)	3,542	1,819,207
Tyler Technologies, Inc. (B)	1,499	907,779
UiPath, Inc., Class A (B)	7,556	93,392
Workday, Inc., Class A (B)	3,171	741,538
Zoom Video Communications, Inc., Class A (B)	5,458	407,931
Zscaler, Inc. (B)	1,864	336,993
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	164,172	37,088,098
Dell Technologies, Inc., Class C	5,363	663,028
Hewlett Packard Enterprise Company	47,734	930,336
HP, Inc.	34,945	1,241,246
NetApp, Inc.	11,629	1,340,940
Pure Storage, Inc., Class A (B)	6,462	323,423
Seagate Technology Holdings PLC	8,351	838,190
Super Micro Computer, Inc. (B)	8,936	260,127
Western Digital Corp. (B)	14,068	918,781
Materials – 3.6%		34,383,955
Chemicals – 2.0%
Air Products & Chemicals, Inc.	4,450	1,381,859
Albemarle Corp. (C)	3,815	361,395
Axalta Coating Systems, Ltd. (B)	1,823	69,128
Celanese Corp.	4,941	622,418
CF Industries Holdings, Inc.	9,475	779,129
Corteva, Inc.	21,006	1,279,686
Dow, Inc.	28,775	1,420,910
DuPont de Nemours, Inc.	15,188	1,260,452
Eastman Chemical Company	6,285	660,491
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	5,070	$1,245,851
FMC Corp.	5,141	334,114
International Flavors & Fragrances, Inc.	7,959	791,363
Linde PLC	6,182	2,819,919
LyondellBasell Industries NV, Class A	13,041	1,132,611
PPG Industries, Inc.	9,799	1,220,073
RPM International, Inc.	5,381	683,979
The Mosaic Company	15,920	426,019
The Sherwin-Williams Company	5,754	2,064,363
Westlake Corp.	1,720	226,937
Construction materials – 0.3%
Eagle Materials, Inc.	539	153,863
Martin Marietta Materials, Inc.	2,315	1,371,267
Vulcan Materials Company	4,737	1,297,606
Containers and packaging – 0.6%
Amcor PLC	59,270	659,675
AptarGroup, Inc.	2,487	417,592
Avery Dennison Corp.	3,240	670,777
Ball Corp.	13,893	823,160
Berry Global Group, Inc.	1,264	89,049
Crown Holdings, Inc.	5,747	537,632
Graphic Packaging Holding Company	10,465	295,741
International Paper Company	19,073	1,059,314
Packaging Corp. of America	4,549	1,041,448
Smurfit WestRock PLC	4,490	231,235
Metals and mining – 0.7%
Alcoa Corp.	1,960	78,576
ATI, Inc. (B)	1,024	53,975
Freeport-McMoRan, Inc.	32,708	1,472,514
Newmont Corp.	23,727	1,078,155
Nucor Corp.	11,186	1,586,622
Reliance, Inc.	3,107	889,658
Royal Gold, Inc.	400	58,424
Southern Copper Corp.	2,459	269,383
Steel Dynamics, Inc.	10,237	1,335,929
U.S. Steel Corp.	3,389	131,663
Real estate – 2.9%		27,449,140
Diversified REITs – 0.0%
WP Carey, Inc.	5,119	285,231
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	4,090	456,240
Healthpeak Properties, Inc.	15,209	341,442
Omega Healthcare Investors, Inc.	4,526	192,219
Ventas, Inc.	10,596	693,932
Welltower, Inc.	10,105	1,362,962
Hotel and resort REITs – 0.1%
Host Hotels & Resorts, Inc.	20,079	346,162
27	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Industrial REITs – 0.2%
Americold Realty Trust, Inc.	6,261	$160,782
EastGroup Properties, Inc.	984	168,540
Prologis, Inc.	12,517	1,413,670
Rexford Industrial Realty, Inc.	4,063	174,262
Office REITs – 0.0%
BXP, Inc.	4,134	333,035
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (B)	16,271	2,131,013
CoStar Group, Inc. (B)	11,250	818,888
Jones Lang LaSalle, Inc. (B)	2,359	639,195
Zillow Group, Inc., Class A (B)	844	48,994
Zillow Group, Inc., Class C (B)	4,646	279,178
Residential REITs – 0.5%
American Homes 4 Rent, Class A	8,038	283,259
AvalonBay Communities, Inc.	3,759	833,032
Camden Property Trust	2,762	319,812
Equity LifeStyle Properties, Inc.	4,552	319,186
Equity Residential	9,587	674,637
Essex Property Trust, Inc.	1,746	495,620
Invitation Homes, Inc.	15,421	484,374
Mid-America Apartment Communities, Inc.	3,098	468,851
Sun Communities, Inc.	3,207	425,505
UDR, Inc.	8,403	354,523
Retail REITs – 0.3%
Brixmor Property Group, Inc.	1,448	39,024
Federal Realty Investment Trust	2,176	241,188
Kimco Realty Corp.	14,903	353,499
NNN REIT, Inc.	4,692	203,820
Realty Income Corp.	14,503	861,043
Regency Centers Corp.	4,620	330,053
Simon Property Group, Inc.	6,344	1,072,897
Specialized REITs – 1.1%
American Tower Corp.	5,553	1,185,788
Crown Castle, Inc.	6,894	741,036
CubeSmart	5,495	262,881
Digital Realty Trust, Inc.	6,706	1,195,210
Equinix, Inc.	1,252	1,136,916
Extra Space Storage, Inc.	4,932	805,396
Gaming and Leisure Properties, Inc.	6,540	328,243
Iron Mountain, Inc.	7,772	961,630
Lamar Advertising Company, Class A	2,376	313,632
Public Storage	2,095	689,381
SBA Communications Corp.	2,697	618,881
VICI Properties, Inc.	24,449	776,500
Weyerhaeuser Company	26,559	827,578
Utilities – 4.0%		37,870,014
Electric utilities – 2.3%
Alliant Energy Corp.	10,398	623,880
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
American Electric Power Company, Inc.	16,147	$1,594,516
Constellation Energy Corp.	6,503	1,710,029
Duke Energy Corp.	16,504	1,902,416
Edison International	18,552	1,528,685
Entergy Corp.	11,896	1,841,263
Evergy, Inc.	11,655	704,428
Eversource Energy	14,756	971,683
Exelon Corp.	42,309	1,662,744
FirstEnergy Corp.	22,071	923,230
NextEra Energy, Inc.	20,150	1,596,888
NRG Energy, Inc.	6,611	597,634
OGE Energy Corp.	1,745	69,783
PG&E Corp.	71,162	1,438,896
Pinnacle West Capital Corp.	6,221	546,266
PPL Corp.	36,899	1,201,431
The Southern Company	20,712	1,885,413
Xcel Energy, Inc.	21,816	1,457,527
Gas utilities – 0.1%
Atmos Energy Corp.	5,123	710,970
Independent power and renewable electricity producers – 0.3%
Brookfield Renewable Corp., Class A (C)	3,566	109,048
The AES Corp.	31,539	520,078
Vistra Corp.	15,190	1,898,142
Multi-utilities – 1.2%
Ameren Corp.	11,976	1,043,229
CenterPoint Energy, Inc.	29,589	873,763
CMS Energy Corp.	12,081	840,958
Consolidated Edison, Inc.	16,225	1,649,758
Dominion Energy, Inc.	15,791	940,038
DTE Energy Company	8,942	1,110,775
NiSource, Inc.	20,817	731,926
Public Service Enterprise Group, Inc.	21,977	1,964,964
Sempra	12,136	1,011,778
WEC Energy Group, Inc.	11,570	1,105,282
Water utilities – 0.1%
American Water Works Company, Inc.	5,932	819,269
Essential Utilities, Inc.	7,340	283,324

SHORT-TERM INVESTMENTS – 0.1%		$912,010
(Cost $912,004)
Short-term funds – 0.1%		912,010
John Hancock Collateral Trust, 4.6622% (D)(E)	10,430	104,333

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.8111% (D)	807,677	807,677
Total investments (Multifactor Large Cap ETF) (Cost $712,927,997) 100.0%		$947,091,767
Other assets and liabilities, net 0.0%		125,448
Total net assets 100.0%		$947,217,215

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	28

MULTIFACTOR LARGE CAP ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 10-31-24.
(D)	The rate shown is the annualized seven-day yield as of 10-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 10-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$3,982,754,582
(Cost $3,145,777,221)
Communication services – 2.8%		112,206,187
Diversified telecommunication services – 0.3%
AST SpaceMobile, Inc. (A)(B)	19,967	475,414
Frontier Communications Parent, Inc. (A)	173,701	6,206,337
GCI Liberty, Inc. (A)(C)	32,082	0
Liberty Global, Ltd., Class A (A)	93,188	1,846,054
Liberty Global, Ltd., Class C (A)	101,399	2,090,847
Entertainment – 0.8%
Endeavor Group Holdings, Inc., Class A (B)	83,776	2,470,554
Live Nation Entertainment, Inc. (A)	42,058	4,926,674
ROBLOX Corp., Class A (A)	80,393	4,157,926
Roku, Inc. (A)	48,948	3,136,588
Take-Two Interactive Software, Inc. (A)	72,291	11,690,901
TKO Group Holdings, Inc. (A)	22,205	2,592,878
Warner Brothers Discovery, Inc. (A)	362,342	2,945,840
Warner Music Group Corp., Class A	41,657	1,331,358
Interactive media and services – 0.3%
Match Group, Inc. (A)	103,777	3,739,085
Pinterest, Inc., Class A (A)	141,040	4,483,662
Snap, Inc., Class A (A)	191,068	2,323,387
Media – 1.4%
Fox Corp., Class A	165,783	6,962,886
Fox Corp., Class B	85,661	3,337,353
Liberty Broadband Corp., Series A (A)	8,370	671,525
Liberty Broadband Corp., Series C (A)	54,009	4,365,007
News Corp., Class A	225,148	6,135,283
News Corp., Class B (B)	89,041	2,585,751
Nexstar Media Group, Inc.	35,323	6,214,022
Omnicom Group, Inc.	103,711	10,474,811
Paramount Global, Class A	1,693	37,060
Paramount Global, Class B	173,690	1,900,169
Sirius XM Holdings, Inc.	19,634	523,442
The Interpublic Group of Companies, Inc.	305,243	8,974,144
The New York Times Company, Class A	100,416	5,607,229
Consumer discretionary – 11.0%		438,834,947
Automobile components – 0.6%
Autoliv, Inc.	66,651	6,190,545
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Automobile components (continued)
BorgWarner, Inc.	182,915	$6,151,431
Gentex Corp.	167,999	5,092,050
Lear Corp.	46,606	4,462,991
Modine Manufacturing Company (A)	15,082	1,776,207
Automobiles – 0.1%
Thor Industries, Inc.	24,514	2,551,417
Broadline retail – 0.4%
Dillard’s, Inc., Class A (B)	2,562	951,834
eBay, Inc.	206,117	11,853,789
Etsy, Inc. (A)	43,565	2,240,984
Distributors – 0.5%
Genuine Parts Company	63,755	7,312,699
LKQ Corp.	162,636	5,983,378
Pool Corp.	18,995	6,869,352
Diversified consumer services – 0.6%
ADT, Inc.	343,690	2,474,568
Bright Horizons Family Solutions, Inc. (A)	23,812	3,178,188
Duolingo, Inc. (A)	11,183	3,276,284
H&R Block, Inc.	76,633	4,577,289
Service Corp. International	143,940	11,752,701
Hotels, restaurants and leisure – 2.6%
Aramark	183,668	6,948,160
Carnival Corp. (A)	285,797	6,287,534
Cava Group, Inc. (A)	18,780	2,508,257
Choice Hotels International, Inc.	18,077	2,521,922
Churchill Downs, Inc.	37,675	5,278,268
Darden Restaurants, Inc.	55,832	8,934,237
Domino’s Pizza, Inc.	14,785	6,116,998
DraftKings, Inc., Class A (A)	94,719	3,345,475
Expedia Group, Inc. (A)	46,022	7,193,699
Hyatt Hotels Corp., Class A	19,897	2,894,019
Light & Wonder, Inc. (A)	52,273	4,902,162
Norwegian Cruise Line Holdings, Ltd. (A)	263,103	6,667,030
Planet Fitness, Inc., Class A (A)	37,434	2,939,318
Royal Caribbean Cruises, Ltd.	66,165	13,653,148
Texas Roadhouse, Inc.	37,269	7,122,851
Vail Resorts, Inc.	25,014	4,144,570
Wingstop, Inc.	9,901	2,848,419
Wyndham Hotels & Resorts, Inc.	58,632	5,178,378
Wynn Resorts, Ltd.	42,814	4,111,000
Household durables – 2.1%
Garmin, Ltd.	58,236	11,551,111
Installed Building Products, Inc.	9,844	2,135,164
Mohawk Industries, Inc. (A)	33,514	4,499,925
NVR, Inc. (A)	1,640	15,010,608
PulteGroup, Inc.	129,213	16,736,960
SharkNinja, Inc.	21,508	1,983,253
Taylor Morrison Home Corp. (A)	59,000	4,041,500
Tempur Sealy International, Inc.	88,865	4,257,522
29	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Toll Brothers, Inc.	84,187	$12,328,344
TopBuild Corp. (A)	22,312	7,884,615
Whirlpool Corp.	41,971	4,344,418
Leisure products – 0.3%
Hasbro, Inc.	95,435	6,263,399
Mattel, Inc. (A)	235,963	4,808,926
Specialty retail – 2.8%
Abercrombie & Fitch Company, Class A (A)	25,376	3,344,303
AutoNation, Inc. (A)	39,495	6,140,288
Bath & Body Works, Inc.	99,981	2,837,461
Best Buy Company, Inc.	114,118	10,319,691
Burlington Stores, Inc. (A)	32,680	8,097,124
CarMax, Inc. (A)	90,874	6,577,460
Carvana Company (A)	28,833	7,130,689
Chewy, Inc., Class A (A)	21,149	570,389
Dick’s Sporting Goods, Inc.	35,839	7,015,484
Floor & Decor Holdings, Inc., Class A (A)	55,697	5,739,576
GameStop Corp., Class A (A)	83,515	1,852,363
Lithia Motors, Inc.	21,096	7,011,678
Murphy USA, Inc.	11,018	5,381,742
Penske Automotive Group, Inc.	16,911	2,546,289
The Gap, Inc.	134,458	2,792,693
Tractor Supply Company	51,976	13,800,148
Ulta Beauty, Inc. (A)	22,891	8,446,321
Williams-Sonoma, Inc.	80,147	10,750,117
Textiles, apparel and luxury goods – 1.0%
Birkenstock Holding PLC (A)	11,023	507,058
Crocs, Inc. (A)	41,713	4,497,496
Deckers Outdoor Corp. (A)	72,716	11,699,277
Levi Strauss & Company, Class A	58,269	995,817
PVH Corp.	27,218	2,679,884
Ralph Lauren Corp.	27,252	5,393,988
Skechers USA, Inc., Class A (A)	90,748	5,577,372
Tapestry, Inc.	186,891	8,867,978
VF Corp. (B)	102,625	2,125,364
Consumer staples – 4.3%		172,638,287
Beverages – 0.3%
Brown-Forman Corp., Class A	8,081	352,170
Brown-Forman Corp., Class B	50,041	2,203,305
Celsius Holdings, Inc. (A)	38,959	1,171,887
Coca-Cola Consolidated, Inc.	2,976	3,345,798
Molson Coors Beverage Company, Class B	99,750	5,433,383
Consumer staples distribution and retail – 1.6%
Albertsons Companies, Inc., Class A	204,791	3,706,717
BJ’s Wholesale Club Holdings, Inc. (A)	88,787	7,522,923
Casey’s General Stores, Inc.	26,484	10,435,226
Dollar Tree, Inc. (A)	100,179	6,475,571
Maplebear, Inc. (A)	35,335	1,558,274
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
Performance Food Group Company (A)	102,688	$8,343,400
Sprouts Farmers Market, Inc. (A)	45,549	5,849,858
The Kroger Company	184,457	10,287,167
U.S. Foods Holding Corp. (A)	168,586	10,393,327
Food products – 1.8%
Bunge Global SA	90,793	7,628,428
Campbell Soup Company	119,452	5,572,436
Conagra Brands, Inc.	177,092	5,125,042
Darling Ingredients, Inc. (A)	114,388	4,473,715
Freshpet, Inc. (A)	8,767	1,161,978
Hormel Foods Corp.	86,291	2,636,190
Ingredion, Inc.	52,057	6,911,087
Kellanova	94,979	7,660,056
Lamb Weston Holdings, Inc.	73,428	5,704,621
McCormick & Company, Inc.	79,858	6,248,090
Pilgrim’s Pride Corp. (A)	31,980	1,549,111
Post Holdings, Inc. (A)	44,911	4,904,730
The J.M. Smucker Company	54,055	6,135,783
Tyson Foods, Inc., Class A	104,450	6,119,726
Household products – 0.4%
Church & Dwight Company, Inc.	84,247	8,417,118
Reynolds Consumer Products, Inc.	34,208	921,906
The Clorox Company	44,581	7,068,318
Personal care products – 0.2%
BellRing Brands, Inc. (A)	50,731	3,339,622
Coty, Inc., Class A (A)	234,228	1,742,656
e.l.f. Beauty, Inc. (A)	21,270	2,238,668
Energy – 4.3%		171,224,900
Energy equipment and services – 0.8%
Baker Hughes Company	284,860	10,847,469
ChampionX Corp.	78,254	2,208,328
Halliburton Company	254,436	7,058,055
NOV, Inc.	199,614	3,096,013
TechnipFMC PLC	157,760	4,210,614
Weatherford International PLC	36,391	2,874,889
Oil, gas and consumable fuels – 3.5%
Antero Midstream Corp.	126,272	1,814,529
Antero Resources Corp. (A)	158,950	4,113,626
APA Corp.	159,508	3,764,389
Cheniere Energy, Inc.	69,473	13,295,743
Chord Energy Corp.	26,100	3,265,110
Civitas Resources, Inc.	54,531	2,660,567
Coterra Energy, Inc.	336,121	8,040,014
Diamondback Energy, Inc.	77,173	13,641,871
DT Midstream, Inc.	42,701	3,849,495
EnLink Midstream LLC (A)	98,179	1,456,976
EQT Corp.	165,265	6,038,783
Expand Energy Corp.	182,239	15,439,269
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	30

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
HF Sinclair Corp.	98,013	$3,784,282
Kinetik Holdings, Inc.	9,952	484,364
Marathon Oil Corp.	313,060	8,671,762
Matador Resources Company	70,671	3,682,666
Murphy Oil Corp.	102,158	3,215,934
Ovintiv, Inc.	172,360	6,756,512
Permian Resources Corp.	285,784	3,895,236
Range Resources Corp.	147,632	4,433,389
Targa Resources Corp.	100,864	16,840,253
Texas Pacific Land Corp.	10,107	11,784,762
Financials – 16.0%		636,208,072
Banks – 3.9%
BOK Financial Corp.	16,512	1,754,070
Citizens Financial Group, Inc.	206,560	8,700,307
Comerica, Inc.	102,689	6,542,316
Commerce Bancshares, Inc.	79,409	4,963,063
Cullen/Frost Bankers, Inc.	36,042	4,589,949
East West Bancorp, Inc.	106,394	10,372,351
Fifth Third Bancorp	315,626	13,786,544
First Citizens BancShares, Inc., Class A	6,473	12,540,467
First Horizon Corp.	276,497	4,791,693
Huntington Bancshares, Inc.	614,837	9,585,309
KeyCorp	423,940	7,312,965
M&T Bank Corp.	71,149	13,851,287
Old National Bancorp	104,588	2,014,365
Pinnacle Financial Partners, Inc.	43,003	4,534,666
Popular, Inc.	46,261	4,127,869
Prosperity Bancshares, Inc.	53,050	3,883,260
Regions Financial Corp.	465,767	11,117,858
SouthState Corp.	38,932	3,797,038
Synovus Financial Corp.	29,310	1,461,690
Webster Financial Corp.	113,900	5,900,020
Western Alliance Bancorp	80,044	6,660,461
Wintrust Financial Corp.	41,418	4,799,932
Zions Bancorp NA	120,371	6,266,514
Capital markets – 4.5%
Ameriprise Financial, Inc.	42,476	21,675,503
Ares Management Corp., Class A	43,571	7,305,985
Cboe Global Markets, Inc.	31,404	6,706,952
Evercore, Inc., Class A	15,953	4,214,304
FactSet Research Systems, Inc.	18,278	8,299,309
Franklin Resources, Inc.	147,935	3,072,610
Hamilton Lane, Inc., Class A	15,469	2,778,851
Houlihan Lokey, Inc.	27,721	4,789,357
Interactive Brokers Group, Inc., Class A	48,451	7,392,654
Invesco, Ltd.	287,047	4,977,395
Jefferies Financial Group, Inc.	125,283	8,015,606
LPL Financial Holdings, Inc.	38,036	10,732,998
MarketAxess Holdings, Inc.	19,702	5,702,153
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Morningstar, Inc.	14,333	$4,701,941
Nasdaq, Inc.	154,824	11,444,590
Northern Trust Corp.	80,069	8,048,536
Raymond James Financial, Inc.	84,044	12,457,002
Robinhood Markets, Inc., Class A (A)	228,085	5,357,717
SEI Investments Company	80,814	6,041,655
State Street Corp.	125,421	11,639,069
StepStone Group, Inc., Class A	9,149	550,129
Stifel Financial Corp.	74,012	7,669,123
T. Rowe Price Group, Inc.	73,889	8,117,446
The Carlyle Group, Inc.	89,097	4,457,523
Tradeweb Markets, Inc., Class A	28,422	3,609,594
Consumer finance – 1.1%
Ally Financial, Inc.	279,872	9,809,514
Credit Acceptance Corp. (A)(B)	3,891	1,653,675
Discover Financial Services	75,373	11,187,614
OneMain Holdings, Inc.	40,479	2,010,592
SoFi Technologies, Inc. (A)(B)	336,650	3,760,381
Synchrony Financial	279,135	15,391,504
Financial services – 1.7%
Affirm Holdings, Inc. (A)	68,844	3,018,809
Corebridge Financial, Inc.	113,102	3,593,251
Corpay, Inc. (A)	29,410	9,697,065
Equitable Holdings, Inc.	273,441	12,397,815
Essent Group, Ltd.	57,732	3,464,497
Global Payments, Inc.	50,559	5,243,474
Jack Henry & Associates, Inc.	41,061	7,470,228
Jackson Financial, Inc., Class A	36,880	3,686,156
MGIC Investment Corp.	88,311	2,211,307
Rocket Companies, Inc., Class A (A)(B)	21,890	352,429
Shift4 Payments, Inc., Class A (A)(B)	25,938	2,345,833
Toast, Inc., Class A (A)	124,052	3,725,282
UWM Holdings Corp.	14,968	96,394
Voya Financial, Inc.	65,702	5,275,871
WEX, Inc. (A)	26,760	4,618,776
Insurance – 4.8%
American Financial Group, Inc.	53,758	6,931,019
Arch Capital Group, Ltd. (A)	137,921	13,593,494
Assurant, Inc.	36,122	6,924,587
Axis Capital Holdings, Ltd.	18,649	1,459,471
Brown & Brown, Inc.	89,119	9,325,412
Cincinnati Financial Corp.	58,569	8,248,272
CNA Financial Corp.	15,332	734,556
Erie Indemnity Company, Class A	11,646	5,227,191
Everest Group, Ltd.	18,715	6,655,241
Fidelity National Financial, Inc.	126,075	7,585,933
First American Financial Corp.	76,225	4,889,834
Globe Life, Inc.	66,722	7,045,843
Kinsale Capital Group, Inc.	12,021	5,146,310
31	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Loews Corp.	96,637	$7,630,458
Markel Group, Inc. (A)	5,283	8,146,439
Old Republic International Corp.	191,946	6,704,674
Primerica, Inc.	22,174	6,137,985
Principal Financial Group, Inc.	122,365	10,082,876
Reinsurance Group of America, Inc.	43,389	9,158,550
RenaissanceRe Holdings, Ltd.	35,275	9,256,160
RLI Corp.	22,767	3,550,969
Selective Insurance Group, Inc.	25,624	2,327,172
The Hartford Financial Services Group, Inc.	154,450	17,057,458
Unum Group	120,322	7,722,266
W.R. Berkley Corp.	136,294	7,791,928
Willis Towers Watson PLC	42,197	12,751,511
Health care – 10.1%		403,519,582
Biotechnology – 1.9%
Alnylam Pharmaceuticals, Inc. (A)	32,156	8,572,468
BioMarin Pharmaceutical, Inc. (A)	73,651	4,852,864
Blueprint Medicines Corp. (A)	14,257	1,247,630
Cytokinetics, Inc. (A)	29,004	1,479,204
Exact Sciences Corp. (A)	76,232	5,254,672
Exelixis, Inc. (A)	226,717	7,527,004
Halozyme Therapeutics, Inc. (A)	70,526	3,566,500
Incyte Corp. (A)	70,225	5,205,077
Insmed, Inc. (A)	26,114	1,756,950
Ionis Pharmaceuticals, Inc. (A)	37,675	1,446,343
Natera, Inc. (A)	35,518	4,296,257
Neurocrine Biosciences, Inc. (A)	54,288	6,529,218
REVOLUTION Medicines, Inc. (A)	33,218	1,777,163
Roivant Sciences, Ltd. (A)(B)	124,795	1,441,382
Sarepta Therapeutics, Inc. (A)	31,298	3,943,548
Summit Therapeutics, Inc. (A)	13,892	258,252
United Therapeutics Corp. (A)	32,085	11,998,827
Vaxcyte, Inc. (A)	31,366	3,335,774
Viking Therapeutics, Inc. (A)	26,717	1,938,051
Health care equipment and supplies – 2.4%
ABIOMED, Inc. (A)(C)	18,321	284,342
Align Technology, Inc. (A)	19,679	4,034,785
Baxter International, Inc.	146,488	5,229,622
Glaukos Corp. (A)	9,413	1,244,869
Globus Medical, Inc., Class A (A)	70,407	5,177,731
Hologic, Inc. (A)	132,773	10,737,353
Insulet Corp. (A)	29,817	6,903,530
Lantheus Holdings, Inc. (A)	22,588	2,481,066
Masimo Corp. (A)	29,059	4,184,787
Penumbra, Inc. (A)	14,352	3,284,742
ResMed, Inc.	57,820	14,019,615
Solventum Corp. (A)	50,783	3,685,830
STERIS PLC	43,590	9,670,442
Teleflex, Inc.	28,674	5,765,194
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
The Cooper Companies, Inc. (A)	89,994	$9,420,572
Zimmer Biomet Holdings, Inc.	95,634	10,225,187
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (A)	69,564	2,969,687
Cardinal Health, Inc.	97,191	10,547,167
Cencora, Inc.	56,026	12,778,410
Chemed Corp.	10,015	5,410,504
DaVita, Inc. (A)	39,469	5,518,161
Encompass Health Corp.	83,602	8,315,055
HealthEquity, Inc. (A)	45,061	3,841,450
Henry Schein, Inc. (A)	106,280	7,464,044
Labcorp Holdings, Inc.	54,072	12,343,015
Molina Healthcare, Inc. (A)	30,206	9,702,771
PACS Group, Inc. (A)	6,348	270,933
Quest Diagnostics, Inc.	79,311	12,279,722
R1 RCM, Inc. (A)	99,591	1,420,168
Tenet Healthcare Corp. (A)	58,756	9,108,355
The Ensign Group, Inc.	33,250	5,153,418
Universal Health Services, Inc., Class B	46,652	9,531,470
Health care technology – 0.1%
Doximity, Inc., Class A (A)	32,065	1,338,393
Veeva Systems, Inc., Class A (A)	16,801	3,508,553
Life sciences tools and services – 2.0%
Avantor, Inc. (A)	305,165	6,826,541
Bio-Rad Laboratories, Inc., Class A (A)	12,990	4,652,888
Bio-Techne Corp.	86,010	6,343,238
Bruker Corp.	74,161	4,198,254
Charles River Laboratories International, Inc. (A)	38,993	6,963,370
ICON PLC (A)	16,371	3,636,163
Illumina, Inc. (A)	20,578	2,966,113
Medpace Holdings, Inc. (A)	13,339	4,191,381
Mettler-Toledo International, Inc. (A)	8,379	10,823,573
Repligen Corp. (A)	27,755	3,726,664
Revvity, Inc.	63,621	7,544,814
Waters Corp. (A)	23,365	7,549,465
West Pharmaceutical Services, Inc.	30,049	9,252,989
Pharmaceuticals – 0.8%
Catalent, Inc. (A)	99,345	5,821,617
Elanco Animal Health, Inc. (A)	312,982	3,956,092
Intra-Cellular Therapies, Inc. (A)	29,546	2,504,024
Jazz Pharmaceuticals PLC (A)	45,358	4,990,741
Royalty Pharma PLC, Class A	117,657	3,176,739
Viatris, Inc.	872,137	10,116,789
Industrials – 20.5%		816,713,795
Aerospace and defense – 1.6%
Axon Enterprise, Inc. (A)	18,727	7,930,885
BWX Technologies, Inc.	45,184	5,501,152
Curtiss-Wright Corp.	20,111	6,937,491
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	32

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
HEICO Corp.	13,122	$3,214,234
HEICO Corp., Class A	20,920	4,016,849
Howmet Aerospace, Inc.	158,152	15,770,917
Huntington Ingalls Industries, Inc.	26,231	4,851,686
Leonardo DRS, Inc. (A)	17,934	539,275
Loar Holdings, Inc. (A)	1,511	130,218
Moog, Inc., Class A	8,323	1,569,718
Textron, Inc.	85,410	6,868,672
Woodward, Inc.	35,630	5,846,527
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	67,306	6,935,210
Expeditors International of Washington, Inc.	77,126	9,177,994
GXO Logistics, Inc. (A)	77,542	4,637,787
Building products – 2.6%
A.O. Smith Corp.	79,363	5,960,161
AAON, Inc.	29,593	3,380,112
Advanced Drainage Systems, Inc.	43,035	6,450,086
Allegion PLC	58,177	8,123,255
Builders FirstSource, Inc. (A)	77,501	13,283,671
Carlisle Companies, Inc.	25,209	10,643,996
Fortune Brands Innovations, Inc.	101,658	8,471,161
Lennox International, Inc.	16,510	9,948,431
Masco Corp.	87,224	6,970,070
Owens Corning	83,272	14,721,657
Simpson Manufacturing Company, Inc.	23,474	4,220,390
The AZEK Company, Inc. (A)	43,607	1,918,708
Trex Company, Inc. (A)	63,285	4,483,742
UFP Industries, Inc.	40,128	4,909,260
Zurn Elkay Water Solutions Corp.	39,457	1,424,398
Commercial services and supplies – 0.8%
Casella Waste Systems, Inc., Class A (A)	12,556	1,228,981
Clean Harbors, Inc. (A)	34,507	7,980,089
MSA Safety, Inc.	20,466	3,396,333
Rollins, Inc.	93,034	4,385,623
Tetra Tech, Inc.	135,553	6,625,831
Veralto Corp.	54,870	5,607,165
Construction and engineering – 1.5%
AECOM	84,435	9,017,658
API Group Corp. (A)	126,385	4,314,784
Comfort Systems USA, Inc.	16,484	6,445,903
EMCOR Group, Inc.	25,297	11,284,233
Fluor Corp. (A)	65,403	3,419,269
MasTec, Inc. (A)	37,030	4,550,617
Quanta Services, Inc.	54,395	16,407,164
WillScot Holdings Corp. (A)	128,517	4,259,053
Electrical equipment – 2.2%
Acuity Brands, Inc.	21,185	6,370,118
AMETEK, Inc.	95,587	17,524,921
Generac Holdings, Inc. (A)	33,008	5,464,474
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment (continued)
Hubbell, Inc.	28,601	$12,213,485
NEXTracker, Inc., Class A (A)	84,050	3,346,871
nVent Electric PLC	98,667	7,357,598
Regal Rexnord Corp.	37,564	6,255,909
Rockwell Automation, Inc.	46,220	12,327,336
Sensata Technologies Holding PLC	149,697	5,140,595
Vertiv Holdings Company, Class A	109,065	11,919,714
Ground transportation – 1.0%
J.B. Hunt Transport Services, Inc.	40,637	7,339,855
Knight-Swift Transportation Holdings, Inc.	114,708	5,973,993
Landstar System, Inc.	23,839	4,190,181
Ryder System, Inc.	19,962	2,920,041
Saia, Inc. (A)	14,016	6,848,358
U-Haul Holding Company (A)(B)	7,882	577,987
U-Haul Holding Company, Series N	70,937	4,842,160
XPO, Inc. (A)	57,696	7,531,059
Machinery – 4.8%
AGCO Corp.	57,436	5,734,410
Allison Transmission Holdings, Inc.	60,644	6,480,418
CNH Industrial NV	360,208	4,045,136
Crane Company	25,731	4,046,972
Cummins, Inc.	20,854	6,860,549
Donaldson Company, Inc.	88,041	6,441,080
Dover Corp.	71,308	13,500,744
Esab Corp.	29,556	3,636,570
Flowserve Corp.	58,135	3,060,226
Fortive Corp.	108,294	7,735,440
Graco, Inc.	92,780	7,556,931
IDEX Corp.	30,692	6,587,731
Ingersoll Rand, Inc.	126,523	12,146,208
ITT, Inc.	55,816	7,820,938
Lincoln Electric Holdings, Inc.	32,925	6,340,038
Mueller Industries, Inc.	45,714	3,747,177
Nordson Corp.	28,175	6,984,301
Oshkosh Corp.	51,105	5,224,975
Pentair PLC	99,673	9,879,588
RBC Bearings, Inc. (A)	12,493	3,502,413
Snap-on, Inc.	31,126	10,275,626
SPX Technologies, Inc. (A)	9,986	1,432,891
Stanley Black & Decker, Inc.	75,628	7,028,866
Symbotic, Inc. (A)(B)	3,768	104,713
The Middleby Corp. (A)	37,875	4,912,388
The Timken Company	44,283	3,675,489
The Toro Company	64,613	5,200,054
Wabtec Corp.	76,232	14,330,091
Watts Water Technologies, Inc., Class A	14,713	2,804,151
Xylem, Inc.	76,589	9,327,008
Marine transportation – 0.0%
Kirby Corp. (A)	3,970	455,597
33	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Passenger airlines – 0.3%
American Airlines Group, Inc. (A)(B)	73,318	$982,461
Delta Air Lines, Inc.	87,877	5,028,322
Southwest Airlines Company	51,731	1,581,934
United Airlines Holdings, Inc. (A)	66,473	5,202,177
Professional services – 3.3%
Amentum Holdings, Inc. (A)	36,115	1,074,060
Booz Allen Hamilton Holding Corp.	65,494	11,897,640
Broadridge Financial Solutions, Inc.	53,900	11,365,354
CACI International, Inc., Class A (A)	15,019	8,298,899
Dayforce, Inc. (A)(B)	84,507	5,995,772
Equifax, Inc.	41,127	10,899,478
ExlService Holdings, Inc. (A)	56,516	2,355,022
FTI Consulting, Inc. (A)	20,249	3,950,175
Genpact, Ltd.	123,998	4,733,004
Jacobs Solutions, Inc.	36,115	5,077,047
KBR, Inc.	76,203	5,106,363
Leidos Holdings, Inc.	54,969	10,068,122
Parsons Corp. (A)	18,879	2,041,953
Paycom Software, Inc.	21,324	4,457,356
Paylocity Holding Corp. (A)	21,863	4,035,254
Robert Half, Inc.	83,187	5,665,867
Science Applications International Corp.	38,967	5,622,548
SS&C Technologies Holdings, Inc.	120,213	8,406,495
TransUnion	62,340	6,315,042
UL Solutions, Inc., Class A	10,504	545,788
Verisk Analytics, Inc.	51,140	14,049,181
Trading companies and distributors – 1.9%
Applied Industrial Technologies, Inc.	22,770	5,273,304
Beacon Roofing Supply, Inc. (A)	6,204	571,202
Core & Main, Inc., Class A (A)	104,285	4,617,740
Fastenal Company	217,007	16,965,607
FTAI Aviation, Ltd.	25,774	3,465,057
SiteOne Landscape Supply, Inc. (A)	23,813	3,327,629
United Rentals, Inc.	32,490	26,407,872
Watsco, Inc.	13,500	6,385,635
WESCO International, Inc.	42,510	8,160,645
Information technology – 13.9%		554,107,505
Communications equipment – 0.7%
Ciena Corp. (A)	125,768	7,987,526
F5, Inc. (A)	46,881	10,964,528
Juniper Networks, Inc.	247,497	9,627,633
Ubiquiti, Inc.	1,975	524,738
Electronic equipment, instruments and components – 3.4%
Arrow Electronics, Inc. (A)	54,093	6,419,216
Badger Meter, Inc.	9,745	1,949,487
CDW Corp.	61,985	11,667,437
Cognex Corp.	103,413	4,160,305
Coherent Corp. (A)	102,019	9,430,636
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Corning, Inc.	277,288	$13,196,136
Fabrinet (A)	15,536	3,743,710
Flex, Ltd. (A)	466,593	16,176,779
Insight Enterprises, Inc. (A)	22,391	3,916,634
Jabil, Inc.	77,301	9,514,980
Keysight Technologies, Inc. (A)	84,638	12,611,908
Littelfuse, Inc.	20,685	5,060,172
Novanta, Inc. (A)	20,235	3,444,806
TD SYNNEX Corp.	32,293	3,724,998
Teledyne Technologies, Inc. (A)	19,995	9,104,123
Trimble, Inc. (A)	148,754	8,999,617
Zebra Technologies Corp., Class A (A)	28,751	10,982,019
IT services – 1.9%
Akamai Technologies, Inc. (A)	92,920	9,392,354
Amdocs, Ltd.	104,505	9,169,791
Cloudflare, Inc., Class A (A)	51,227	4,493,120
EPAM Systems, Inc. (A)	23,617	4,455,347
Gartner, Inc. (A)	30,776	15,464,940
Globant SA (A)	27,493	5,770,506
GoDaddy, Inc., Class A (A)	57,854	9,650,047
MongoDB, Inc. (A)	12,187	3,295,365
Okta, Inc. (A)	43,010	3,091,989
Twilio, Inc., Class A (A)	82,685	6,668,545
VeriSign, Inc. (A)	32,349	5,720,597
Semiconductors and semiconductor equipment – 2.2%
Amkor Technology, Inc.	105,227	2,678,027
Astera Labs, Inc. (A)(B)	6,439	451,760
Cirrus Logic, Inc. (A)	20,987	2,304,792
Enphase Energy, Inc. (A)	45,467	3,775,580
Entegris, Inc.	70,228	7,353,574
First Solar, Inc. (A)	55,398	10,773,803
Lattice Semiconductor Corp. (A)	70,916	3,592,605
MACOM Technology Solutions Holdings, Inc. (A)	27,577	3,099,655
MKS Instruments, Inc.	53,236	5,287,932
Monolithic Power Systems, Inc.	18,572	14,101,720
Onto Innovation, Inc. (A)	24,800	4,918,584
Qorvo, Inc. (A)	75,559	5,384,334
Skyworks Solutions, Inc.	87,691	7,679,978
Teradyne, Inc.	85,307	9,060,456
Universal Display Corp.	31,364	5,655,556
Software – 4.3%
Altair Engineering, Inc., Class A (A)	21,530	2,238,905
ANSYS, Inc. (A)	37,984	12,170,453
Appfolio, Inc., Class A (A)	8,779	1,824,891
AppLovin Corp., Class A (A)	51,667	8,751,873
Aspen Technology, Inc. (A)	20,382	4,784,267
Aurora Innovation, Inc. (A)	220,502	1,145,508
Bentley Systems, Inc., Class B	72,199	3,484,324
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	34

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
BILL Holdings, Inc. (A)	44,054	$2,570,991
CCC Intelligent Solutions Holdings, Inc. (A)	95,997	999,329
Clearwater Analytics Holdings, Inc., Class A (A)	29,269	764,214
CommVault Systems, Inc. (A)	11,845	1,850,071
Confluent, Inc., Class A (A)	56,804	1,486,561
DocuSign, Inc. (A)	93,059	6,456,433
Dolby Laboratories, Inc., Class A	47,450	3,459,105
Dropbox, Inc., Class A (A)	159,872	4,132,691
Dynatrace, Inc. (A)	84,040	4,521,352
Elastic NV (A)	28,618	2,296,022
Fair Isaac Corp. (A)	8,666	17,272,291
Gen Digital, Inc.	330,716	9,627,143
Gitlab, Inc., Class A (A)	35,490	1,907,588
Guidewire Software, Inc. (A)	47,061	8,765,582
HashiCorp, Inc., Class A (A)	46,846	1,586,206
HubSpot, Inc. (A)	13,250	7,350,968
Informatica, Inc., Class A (A)	34,629	945,372
Klaviyo, Inc., Class A (A)(B)	15,492	589,161
Manhattan Associates, Inc. (A)	31,202	8,217,359
Nutanix, Inc., Class A (A)	55,909	3,471,949
Pegasystems, Inc.	14,914	1,184,768
Procore Technologies, Inc. (A)	30,586	2,007,971
PTC, Inc. (A)	51,527	9,549,499
Rubrik, Inc., Class A (A)	8,363	345,057
Samsara, Inc., Class A (A)	34,466	1,647,130
SentinelOne, Inc., Class A (A)	98,865	2,549,728
Smartsheet, Inc., Class A (A)	47,340	2,670,923
SPS Commerce, Inc. (A)	18,397	3,035,505
Tyler Technologies, Inc. (A)	17,780	10,767,390
UiPath, Inc., Class A (A)	142,036	1,755,565
Unity Software, Inc. (A)(B)	92,055	1,848,464
Varonis Systems, Inc. (A)	19,800	997,326
Vertex, Inc., Class A (A)	16,312	677,111
Zoom Video Communications, Inc., Class A (A)	83,404	6,233,615
Zscaler, Inc. (A)	17,441	3,153,158
Technology hardware, storage and peripherals – 1.4%
Hewlett Packard Enterprise Company	625,079	12,182,790
HP, Inc.	118,009	4,191,680
NetApp, Inc.	102,771	11,850,524
Pure Storage, Inc., Class A (A)	133,208	6,667,060
Seagate Technology Holdings PLC	76,722	7,700,587
Super Micro Computer, Inc. (A)	104,161	3,032,127
Western Digital Corp. (A)	166,752	10,890,573
Materials – 6.0%		239,461,256
Chemicals – 1.9%
Albemarle Corp. (B)	33,360	3,160,193
Axalta Coating Systems, Ltd. (A)	145,757	5,527,105
Celanese Corp.	55,533	6,995,492
CF Industries Holdings, Inc.	82,542	6,787,429
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	61,157	$5,075,419
Eastman Chemical Company	77,569	8,151,726
Element Solutions, Inc.	72,573	1,966,728
FMC Corp.	56,540	3,674,535
International Flavors & Fragrances, Inc.	72,148	7,173,676
LyondellBasell Industries NV, Class A	88,208	7,660,865
NewMarket Corp.	1,952	1,024,741
PPG Industries, Inc.	41,564	5,175,134
RPM International, Inc.	59,535	7,567,494
The Mosaic Company	183,779	4,917,926
Westlake Corp.	18,372	2,424,002
Construction materials – 0.7%
Eagle Materials, Inc.	17,190	4,907,057
Martin Marietta Materials, Inc.	20,759	12,296,386
Summit Materials, Inc., Class A (A)	46,273	2,193,803
Vulcan Materials Company	37,634	10,309,082
Containers and packaging – 2.0%
Amcor PLC	594,686	6,618,855
AptarGroup, Inc.	42,441	7,126,268
Avery Dennison Corp.	39,774	8,234,411
Ball Corp.	123,240	7,301,970
Berry Global Group, Inc.	112,132	7,899,699
Crown Holdings, Inc.	77,917	7,289,135
Graphic Packaging Holding Company	212,677	6,010,252
International Paper Company	190,183	10,562,764
Packaging Corp. of America	40,490	9,269,781
Smurfit WestRock PLC	104,305	5,371,708
Sonoco Products Company	87,405	4,590,511
Metals and mining – 1.3%
Alcoa Corp.	55,641	2,230,648
ATI, Inc. (A)	52,960	2,791,522
Carpenter Technology Corp.	10,474	1,565,863
Cleveland-Cliffs, Inc. (A)	428,984	5,568,212
Commercial Metals Company	83,333	4,483,315
Reliance, Inc.	32,211	9,223,298
Royal Gold, Inc.	33,915	4,953,625
Steel Dynamics, Inc.	94,961	12,392,411
U.S. Steel Corp.	168,430	6,543,506
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	24,719	2,444,709
Real estate – 5.6%		223,897,433
Diversified REITs – 0.1%
WP Carey, Inc.	73,484	4,094,528
Health care REITs – 0.6%
Alexandria Real Estate Equities, Inc.	42,307	4,719,346
Healthcare Realty Trust, Inc.	153,210	2,632,148
Healthpeak Properties, Inc.	187,784	4,215,751
Omega Healthcare Investors, Inc.	105,346	4,474,045
35	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Health care REITs (continued)
Ventas, Inc.	102,603	$6,719,470
Hotel and resort REITs – 0.2%
Host Hotels & Resorts, Inc.	280,521	4,836,182
Ryman Hospitality Properties, Inc.	18,035	1,930,647
Industrial REITs – 0.4%
Americold Realty Trust, Inc.	117,631	3,020,764
EastGroup Properties, Inc.	19,790	3,389,631
First Industrial Realty Trust, Inc.	55,888	2,933,561
Rexford Industrial Realty, Inc.	89,127	3,822,657
STAG Industrial, Inc.	76,016	2,833,876
Terreno Realty Corp.	33,464	2,006,167
Office REITs – 0.1%
BXP, Inc.	59,430	4,787,681
Vornado Realty Trust	36,070	1,493,659
Real estate management and development – 0.8%
CBRE Group, Inc., Class A (A)	118,479	15,517,195
CoStar Group, Inc. (A)	20,227	1,472,323
Jones Lang LaSalle, Inc. (A)	35,046	9,496,064
Zillow Group, Inc., Class A (A)	13,626	790,989
Zillow Group, Inc., Class C (A)	74,508	4,477,186
Residential REITs – 1.3%
American Homes 4 Rent, Class A	131,372	4,629,549
AvalonBay Communities, Inc.	28,365	6,285,968
Camden Property Trust	43,762	5,067,202
Equity LifeStyle Properties, Inc.	70,450	4,939,954
Equity Residential	83,618	5,884,199
Essex Property Trust, Inc.	16,276	4,620,105
Invitation Homes, Inc.	153,471	4,820,524
Mid-America Apartment Communities, Inc.	29,716	4,497,219
Sun Communities, Inc.	31,204	4,140,147
UDR, Inc.	133,614	5,637,175
Retail REITs – 0.6%
Agree Realty Corp.	37,673	2,797,220
Brixmor Property Group, Inc.	126,277	3,403,165
Federal Realty Investment Trust	34,728	3,849,252
Kimco Realty Corp.	249,837	5,926,134
NNN REIT, Inc.	76,676	3,330,805
Regency Centers Corp.	75,288	5,378,575
Specialized REITs – 1.5%
CubeSmart	94,589	4,525,138
Extra Space Storage, Inc.	71,424	11,663,539
Gaming and Leisure Properties, Inc.	108,230	5,432,064
Iron Mountain, Inc.	108,290	13,398,722
Lamar Advertising Company, Class A	41,141	5,430,612
SBA Communications Corp.	20,848	4,783,991
VICI Properties, Inc.	227,286	7,218,603
Weyerhaeuser Company	210,966	6,573,701
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities – 5.4%		$213,942,618
Electric utilities – 2.7%
Alliant Energy Corp.	134,071	8,044,260
Edison International	177,342	14,612,981
Entergy Corp.	109,815	16,997,166
Evergy, Inc.	164,273	9,928,660
Eversource Energy	115,522	7,607,124
FirstEnergy Corp.	205,548	8,598,073
NRG Energy, Inc.	99,950	9,035,480
OGE Energy Corp.	149,717	5,987,183
PG&E Corp.	494,926	10,007,404
Pinnacle West Capital Corp.	93,046	8,170,369
PPL Corp.	251,723	8,196,101
Gas utilities – 0.2%
Atmos Energy Corp.	54,329	7,539,779
Independent power and renewable electricity producers – 0.7%
Brookfield Renewable Corp., Class A (B)	64,799	1,981,553
The AES Corp.	367,970	6,067,825
Vistra Corp.	163,396	20,417,964
Multi-utilities – 1.5%
Ameren Corp.	107,869	9,396,469
CenterPoint Energy, Inc.	347,067	10,248,889
CMS Energy Corp.	119,628	8,327,305
DTE Energy Company	74,730	9,282,961
NiSource, Inc.	322,909	11,353,480
WEC Energy Group, Inc.	98,908	9,448,681
Water utilities – 0.3%
American Water Works Company, Inc.	58,322	8,054,851
Essential Utilities, Inc.	120,157	4,638,060

SHORT-TERM INVESTMENTS – 0.1%		$6,228,750
(Cost $6,228,662)
Short-term funds – 0.1%		6,228,750
John Hancock Collateral Trust, 4.6622% (D)(E)	127,844	1,278,834

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.8111% (D)	4,949,916	4,949,916
Total investments (Multifactor Mid Cap ETF) (Cost $3,152,005,883) 100.0%		$3,988,983,332
Other assets and liabilities, net (0.0%)		(1,680,078)
Total net assets 100.0%		$3,987,303,254

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-24.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 10-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	36

MULTIFACTOR SMALL CAP ETF

As of 10-31-24 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$498,696,598
(Cost $439,284,996)
Communication services – 2.7%		13,593,425
Diversified telecommunication services – 1.9%
Frontier Communications Parent, Inc. (A)	92,834	3,316,959
Liberty Global, Ltd., Class A (A)	76,518	1,515,822
Liberty Global, Ltd., Class C (A)	80,892	1,667,993
Lumen Technologies, Inc. (A)	509,879	3,258,127
Entertainment – 0.3%
Madison Square Garden Sports Corp. (A)	6,878	1,531,731
Media – 0.5%
Nexstar Media Group, Inc.	13,090	2,302,793
Consumer discretionary – 12.3%		61,353,991
Automobile components – 1.2%
Gentex Corp.	23,680	717,741
Lear Corp.	25,393	2,431,634
Modine Manufacturing Company (A)	22,107	2,603,541
Automobiles – 0.7%
Harley-Davidson, Inc.	50,545	1,614,913
Thor Industries, Inc.	19,544	2,034,140
Broadline retail – 1.0%
Dillard’s, Inc., Class A	1,128	419,075
Etsy, Inc. (A)	51,746	2,661,814
Ollie’s Bargain Outlet Holdings, Inc. (A)	22,739	2,088,122
Diversified consumer services – 0.2%
ADT, Inc.	149,779	1,078,409
Hotels, restaurants and leisure – 2.1%
Choice Hotels International, Inc.	11,662	1,626,966
Life Time Group Holdings, Inc. (A)	32,475	723,543
Planet Fitness, Inc., Class A (A)	33,200	2,606,864
Vail Resorts, Inc.	16,218	2,687,160
Wyndham Hotels & Resorts, Inc.	29,055	2,566,138
Household durables – 1.8%
Champion Homes, Inc. (A)	20,635	1,820,626
Installed Building Products, Inc.	9,401	2,039,077
Taylor Morrison Home Corp. (A)	39,026	2,673,281
Whirlpool Corp.	21,880	2,264,799
Leisure products – 1.0%
Brunswick Corp.	24,780	1,975,957
Mattel, Inc. (A)	154,042	3,139,376
Specialty retail – 3.1%
Abercrombie & Fitch Company, Class A (A)	19,649	2,589,542
Asbury Automotive Group, Inc. (A)	7,570	1,724,749
AutoNation, Inc. (A)	14,012	2,178,446
Bath & Body Works, Inc.	101,298	2,874,837
Group 1 Automotive, Inc.	6,051	2,204,500
Valvoline, Inc. (A)	54,497	2,195,139
Wayfair, Inc., Class A (A)	44,682	1,913,730
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods – 1.2%
Levi Strauss & Company, Class A	35,626	$608,848
PVH Corp.	25,472	2,507,973
VF Corp.	134,382	2,783,051
Consumer staples – 2.0%		10,173,053
Food products – 1.8%
Darling Ingredients, Inc. (A)	74,952	2,931,373
Flowers Foods, Inc.	73,783	1,640,196
Freshpet, Inc. (A)	19,142	2,537,081
Post Holdings, Inc. (A)	17,149	1,872,842
Household products – 0.1%
Reynolds Consumer Products, Inc.	20,108	541,911
Personal care products – 0.1%
BellRing Brands, Inc. (A)	5,021	330,532
e.l.f. Beauty, Inc. (A)	3,032	319,118
Energy – 5.1%		25,260,878
Energy equipment and services – 1.5%
ChampionX Corp.	76,046	2,146,018
Noble Corp. PLC	46,136	1,475,429
NOV, Inc.	159,268	2,470,247
Weatherford International PLC	18,123	1,431,717
Oil, gas and consumable fuels – 3.6%
Antero Midstream Corp.	127,094	1,826,341
Civitas Resources, Inc.	45,578	2,223,751
DT Midstream, Inc.	34,801	3,137,310
EnLink Midstream LLC (A)	89,370	1,326,251
Kinetik Holdings, Inc.	15,399	749,469
Magnolia Oil & Gas Corp., Class A	71,541	1,808,556
Matador Resources Company	56,590	2,948,905
Murphy Oil Corp.	58,832	1,852,031
SM Energy Company	44,433	1,864,853
Financials – 20.2%		100,898,319
Banks – 9.4%
Bank OZK	42,129	1,843,144
BOK Financial Corp.	9,951	1,057,095
Cadence Bank	67,373	2,252,279
Columbia Banking System, Inc.	97,563	2,781,521
Comerica, Inc.	51,619	3,288,646
Cullen/Frost Bankers, Inc.	26,524	3,377,831
First Financial Bankshares, Inc.	49,825	1,800,676
FNB Corp.	132,982	1,928,239
Glacier Bancorp, Inc.	45,102	2,352,069
Home BancShares, Inc.	68,140	1,859,541
Old National Bancorp	120,671	2,324,123
Pinnacle Financial Partners, Inc.	27,457	2,895,341
Popular, Inc.	25,722	2,295,174
Prosperity Bancshares, Inc.	34,442	2,521,154
SouthState Corp.	27,386	2,670,957
37	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp.	51,482	$2,567,407
UMB Financial Corp.	18,520	2,032,200
United Bankshares, Inc.	49,554	1,867,195
Wintrust Financial Corp.	21,331	2,472,050
Zions Bancorp NA	58,877	3,065,137
Capital markets – 2.9%
Affiliated Managers Group, Inc.	12,005	2,327,770
BGC Group, Inc., Class A	166,918	1,564,022
Invesco, Ltd.	15,235	264,175
Janus Henderson Group PLC	50,849	2,100,572
Lazard, Inc.	52,202	2,766,184
Piper Sandler Companies	8,157	2,313,651
PJT Partners, Inc., Class A	9,180	1,275,653
StepStone Group, Inc., Class A	28,065	1,687,548
Consumer finance – 1.3%
Credit Acceptance Corp. (A)	1,864	792,200
FirstCash Holdings, Inc.	14,669	1,517,801
OneMain Holdings, Inc.	45,273	2,248,710
SLM Corp.	88,058	1,939,918
Financial services – 3.3%
Enact Holdings, Inc.	11,064	377,172
Essent Group, Ltd.	38,778	2,327,068
Euronet Worldwide, Inc. (A)	16,074	1,582,807
Jackson Financial, Inc., Class A	30,845	3,082,958
MGIC Investment Corp.	103,451	2,590,413
PennyMac Financial Services, Inc.	10,218	1,018,530
Shift4 Payments, Inc., Class A (A)	19,610	1,773,528
Voya Financial, Inc.	45,289	3,636,707
Insurance – 3.3%
Axis Capital Holdings, Ltd.	28,038	2,194,254
Enstar Group, Ltd. (A)	4,413	1,423,193
F&G Annuities & Life, Inc.	7,055	282,906
First American Financial Corp.	36,634	2,350,071
Lincoln National Corp.	66,180	2,299,755
RLI Corp.	16,535	2,578,964
Selective Insurance Group, Inc.	22,089	2,006,123
The Baldwin Insurance Group, Inc. (A)	30,502	1,411,023
The Hanover Insurance Group, Inc.	12,896	1,912,864
Health care – 11.4%		57,200,716
Biotechnology – 5.2%
Avidity Biosciences, Inc. (A)	54,507	2,303,466
Blueprint Medicines Corp. (A)	24,267	2,123,605
BridgeBio Pharma, Inc. (A)	51,632	1,208,705
Cytokinetics, Inc. (A)	55,343	2,822,493
Exelixis, Inc. (A)	119,730	3,975,030
Halozyme Therapeutics, Inc. (A)	13,089	661,911
Ionis Pharmaceuticals, Inc. (A)	49,690	1,907,599
Krystal Biotech, Inc. (A)	12,103	2,088,131
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Nuvalent, Inc., Class A (A)	14,111	$1,248,682
REVOLUTION Medicines, Inc. (A)	72,415	3,874,203
Viking Therapeutics, Inc. (A)	52,740	3,825,760
Health care equipment and supplies – 2.3%
Dentsply Sirona, Inc.	80,891	1,874,244
Glaukos Corp. (A)	4,549	601,605
Inspire Medical Systems, Inc. (A)	1,455	283,783
Lantheus Holdings, Inc. (A)	24,268	2,665,597
Masimo Corp. (A)	19,859	2,859,895
Merit Medical Systems, Inc. (A)	21,293	2,100,767
Transmedics Group, Inc. (A)	15,661	1,283,732
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (A)	7,962	339,898
CorVel Corp. (A)	4,390	1,307,430
HealthEquity, Inc. (A)	32,516	2,771,989
Option Care Health, Inc. (A)	61,425	1,415,232
PACS Group, Inc. (A)	9,026	385,230
R1 RCM, Inc. (A)	61,589	878,259
RadNet, Inc. (A)	32,020	2,082,581
Health care technology – 0.4%
Doximity, Inc., Class A (A)	46,064	1,922,711
Pharmaceuticals – 1.7%
Elanco Animal Health, Inc. (A)	41,667	526,671
Intra-Cellular Therapies, Inc. (A)	32,873	2,785,987
Jazz Pharmaceuticals PLC (A)	29,240	3,217,277
Organon & Company	98,948	1,858,243
Industrials – 21.5%		107,447,221
Aerospace and defense – 1.5%
Aerovironment, Inc. (A)	13,595	2,922,381
Hexcel Corp.	31,336	1,839,110
Loar Holdings, Inc. (A)	3,736	321,968
Moog, Inc., Class A	11,815	2,228,309
Air freight and logistics – 0.6%
GXO Logistics, Inc. (A)	48,573	2,905,151
Building products – 3.7%
AAON, Inc.	24,769	2,829,115
Armstrong World Industries, Inc.	17,510	2,443,521
Csw Industrials, Inc.	7,563	2,670,495
The AZEK Company, Inc. (A)	54,714	2,407,416
Trex Company, Inc. (A)	51,719	3,664,291
UFP Industries, Inc.	18,607	2,276,380
Zurn Elkay Water Solutions Corp.	57,157	2,063,368
Commercial services and supplies – 1.9%
Casella Waste Systems, Inc., Class A (A)	21,733	2,127,226
MSA Safety, Inc.	17,465	2,898,317
Stericycle, Inc. (A)	34,285	2,107,499
The Brink’s Company	20,624	2,119,941
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	38

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering – 1.4%
Dycom Industries, Inc. (A)	13,478	$2,349,620
MDU Resources Group, Inc.	75,818	2,187,349
Valmont Industries, Inc.	8,065	2,513,699
Electrical equipment – 0.9%
NEXTracker, Inc., Class A (A)	67,443	2,685,580
Sensata Technologies Holding PLC	59,995	2,060,228
Ground transportation – 0.9%
Landstar System, Inc.	12,945	2,275,343
Ryder System, Inc.	15,474	2,263,537
Machinery – 4.0%
Chart Industries, Inc. (A)	17,096	2,063,829
Esab Corp.	24,432	3,006,113
Federal Signal Corp.	25,661	2,093,168
Flowserve Corp.	51,157	2,692,904
Oshkosh Corp.	26,681	2,727,865
SPX Technologies, Inc. (A)	19,834	2,845,981
The Middleby Corp. (A)	3,423	443,963
The Timken Company	24,933	2,069,439
Watts Water Technologies, Inc., Class A	10,221	1,948,020
Marine transportation – 0.1%
Kirby Corp. (A)	5,569	639,098
Passenger airlines – 0.2%
American Airlines Group, Inc. (A)	75,117	1,006,568
Professional services – 3.5%
Clarivate PLC (A)	198,470	1,309,902
Concentrix Corp.	25,378	1,078,819
Dun & Bradstreet Holdings, Inc.	122,622	1,457,976
ExlService Holdings, Inc. (A)	58,182	2,424,444
Exponent, Inc.	23,487	2,216,703
Genpact, Ltd.	71,308	2,721,826
Maximus, Inc.	22,479	1,943,085
Robert Half, Inc.	8,872	604,272
Science Applications International Corp.	19,385	2,797,062
TriNet Group, Inc.	12,463	1,057,984
Trading companies and distributors – 2.8%
Air Lease Corp.	40,508	1,796,530
Applied Industrial Technologies, Inc.	12,992	3,008,817
Beacon Roofing Supply, Inc. (A)	24,021	2,211,613
Boise Cascade Company	16,951	2,254,992
GATX Corp.	13,642	1,879,322
SiteOne Landscape Supply, Inc. (A)	21,376	2,987,082
Information technology – 12.6%		62,959,074
Electronic equipment, instruments and components – 3.7%
Arrow Electronics, Inc. (A)	21,472	2,548,082
Avnet, Inc.	34,292	1,858,969
Badger Meter, Inc.	11,471	2,294,774
Cognex Corp.	69,978	2,815,215
Insight Enterprises, Inc. (A)	12,770	2,233,728
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Littelfuse, Inc.	9,553	$2,336,950
Novanta, Inc. (A)	14,099	2,400,214
Vontier Corp.	58,836	2,181,639
IT services – 0.4%
Kyndryl Holdings, Inc. (A)	88,073	2,015,991
Semiconductors and semiconductor equipment – 2.0%
Astera Labs, Inc. (A)	11,046	774,987
Cirrus Logic, Inc. (A)	19,751	2,169,055
Credo Technology Group Holding, Ltd. (A)	69,411	2,616,795
MACOM Technology Solutions Holdings, Inc. (A)	20,808	2,338,819
Rambus, Inc. (A)	37,854	1,810,178
Software – 6.5%
ACI Worldwide, Inc. (A)	48,996	2,410,603
Altair Engineering, Inc., Class A (A)	18,232	1,895,946
BILL Holdings, Inc. (A)	40,058	2,337,785
CCC Intelligent Solutions Holdings, Inc. (A)	209,372	2,179,563
Clearwater Analytics Holdings, Inc., Class A (A)	75,239	1,964,490
CommVault Systems, Inc. (A)	20,530	3,206,581
Dolby Laboratories, Inc., Class A	27,236	1,985,504
HashiCorp, Inc., Class A (A)	59,389	2,010,912
MARA Holdings, Inc. (A)	136,650	2,291,621
Pegasystems, Inc.	17,513	1,391,233
Rubrik, Inc., Class A (A)	27,024	1,115,010
SentinelOne, Inc., Class A (A)	818	21,096
Smartsheet, Inc., Class A (A)	51,850	2,925,377
SPS Commerce, Inc. (A)	9,738	1,606,770
Varonis Systems, Inc. (A)	42,754	2,153,519
Vertex, Inc., Class A (A)	23,131	960,168
Zeta Global Holdings Corp., Class A (A)	76,138	2,107,500
Materials – 5.2%		26,183,934
Chemicals – 2.0%
Balchem Corp.	12,309	2,059,665
Cabot Corp.	20,964	2,260,548
Element Solutions, Inc.	86,818	2,352,768
NewMarket Corp.	2,735	1,435,793
Olin Corp.	47,397	1,944,699
Construction materials – 0.5%
Summit Materials, Inc., Class A (A)	58,582	2,777,373
Containers and packaging – 1.1%
Sealed Air Corp.	57,524	2,081,218
Silgan Holdings, Inc.	31,300	1,619,462
Sonoco Products Company	36,842	1,934,942
Metals and mining – 1.1%
Cleveland-Cliffs, Inc. (A)	227,846	2,957,441
Commercial Metals Company	44,475	2,392,755
Paper and forest products – 0.5%
Louisiana-Pacific Corp.	23,936	2,367,270
39	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate – 4.5%		$22,254,615
Diversified REITs – 0.5%
Essential Properties Realty Trust, Inc.	80,103	2,538,464
Health care REITs – 0.5%
Healthcare Realty Trust, Inc.	144,003	2,473,972
Hotel and resort REITs – 0.5%
Ryman Hospitality Properties, Inc.	22,059	2,361,416
Industrial REITs – 0.9%
First Industrial Realty Trust, Inc.	14,368	754,176
STAG Industrial, Inc.	44,320	1,652,250
Terreno Realty Corp.	36,448	2,185,058
Office REITs – 0.6%
Vornado Realty Trust	68,134	2,821,429
Retail REITs – 1.3%
Agree Realty Corp.	33,950	2,520,788
Kite Realty Group Trust	81,406	2,089,692
Phillips Edison & Company, Inc.	45,282	1,712,112
Specialized REITs – 0.2%
National Storage Affiliates Trust	27,171	1,145,258
Utilities – 2.3%		11,371,372
Electric utilities – 0.8%
IDACORP, Inc.	19,653	2,033,692
Portland General Electric Company	46,621	2,209,835
Gas utilities – 1.2%
National Fuel Gas Company	33,176	2,008,143
Southwest Gas Holdings, Inc.	26,146	1,915,195
UGI Corp.	78,350	1,873,349
Independent power and renewable electricity producers – 0.3%
Clearway Energy, Inc., Class A	14,259	379,860
Clearway Energy, Inc., Class C	33,520	951,298

SHORT-TERM INVESTMENTS – 0.2%		$808,761
(Cost $808,761)
Short-term funds – 0.2%		808,761
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.8111% (B)	808,761	808,761
Total investments (Multifactor Small Cap ETF) (Cost $440,093,757) 100.0%		$499,505,359
Other assets and liabilities, net (0.0%)		(97,198)
Total net assets 100.0%		$499,408,161

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	40

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-24 (unaudited)

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Assets
Unaffiliated investments, at value	$694,304,974	$674,873,008	$946,987,434	$3,987,704,498
Affiliated investments, at value	1,587,900	311,438	104,333	1,278,834
Total investments, at value	695,892,874	675,184,446	947,091,767	3,988,983,332
Foreign currency, at value	1,149,212	1,815,127	—	—
Dividends and interest receivable	3,153,339	903,087	522,558	1,175,394
Receivable for securities lending income	6,238	10,757	637	26,277
Other assets	26,284	38,342	42,326	128,524
Total assets	700,227,947	677,951,759	947,657,288	3,990,313,527
Liabilities
Foreign capital gains tax payable	—	10,038,600	—	—
Payable for investments purchased	7,532	5,093	—	—
Payable upon return of securities loaned	1,583,073	310,986	104,101	1,281,025
Payable to affiliates
Investment management fees	191,343	211,529	193,806	1,236,858
Accounting and legal services fees	38,377	36,645	50,111	208,323
Trustees’ fees	1,644	1,886	2,196	9,146
Other liabilities and accrued expenses	85,348	166,724	89,859	274,921
Total liabilities	1,907,317	10,771,463	440,073	3,010,273
Net assets	$698,320,630	$667,180,296	$947,217,215	$3,987,303,254
Net assets consist of
Paid-in capital	$679,947,503	$638,132,757	$757,549,672	$3,296,751,991
Total distributable earnings (loss)	18,373,127	29,047,539	189,667,543	690,551,263
Net assets	$698,320,630	$667,180,296	$947,217,215	$3,987,303,254
Unaffiliated investments, at cost	$615,433,444	$546,555,671	$712,823,670	$3,150,727,137
Affiliated investments, at cost	$1,587,815	$311,419	$104,327	$1,278,746
Foreign currency, at cost	$1,177,604	$1,820,547	—	—
Securities loaned, at value	$14,131,045	$6,084,027	$1,092,993	$27,550,294
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$698,320,630	$667,180,296	$947,217,215	$3,987,303,254
Shares outstanding	20,800,000	24,200,000	13,775,000	66,775,000
Net asset value per share	$33.57	$27.57	$68.76	$59.71
41	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 10-31-24 (unaudited)

Continued
Multifactor Small Cap ETF
Assets
Unaffiliated investments, at value	$499,505,359
Dividends and interest receivable	126,253
Receivable for securities lending income	3,660
Other assets	22,418
Total assets	499,657,690
Liabilities
Due to custodian	399
Payable for investments purchased	3,722
Payable to affiliates
Investment management fees	154,715
Accounting and legal services fees	25,759
Trustees’ fees	1,076
Other liabilities and accrued expenses	63,858
Total liabilities	249,529
Net assets	$499,408,161
Net assets consist of
Paid-in capital	$541,103,006
Total distributable earnings (loss)	(41,694,845)
Net assets	$499,408,161
Unaffiliated investments, at cost	$440,093,757
Securities loaned, at value	$9,110,281
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$499,408,161
Shares outstanding	12,600,000
Net asset value per share	$39.64
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	42

STATEMENTS OF OPERATIONS For the six months ended 10-31-24 (unaudited)

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Investment income
Dividends from unaffiliated investments	$12,656,941	$14,054,230	$6,931,781	$28,006,281
Securities lending	54,364	35,945	23,921	212,277
Interest	4,316	—	103	1,209
Less foreign taxes withheld	(1,128,117)	(1,886,556)	(2,130)	(12,891)
Total investment income	11,587,504	12,203,619	6,953,675	28,206,876
Expenses
Investment management fees	1,266,477	1,512,294	1,190,114	7,127,768
Accounting and legal services fees	66,737	64,457	86,239	362,774
Transfer agent fees	5,042	5,042	5,042	5,042
Trustees’ fees	7,184	7,536	8,905	40,610
Custodian fees	111,710	304,914	76,522	296,473
Printing and postage	18,965	14,012	25,540	102,508
Professional fees	30,301	29,545	32,799	78,065
Stock exchange listing fees	5,149	8,943	5,149	7,934
Other	14,288	26,667	16,290	51,610
Total expenses	1,525,853	1,973,410	1,446,600	8,072,784
Less expense reductions	(113,357)	(278,355)	(119,152)	(161,362)
Net expenses	1,412,496	1,695,055	1,327,448	7,911,422
Net investment income	10,175,008	10,508,564	5,626,227	20,295,454
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(8,712,232)	(10,426,590)[1]	(3,081,882)	(34,211,302)
Affiliated investments	1,842	(75)	93	1,711
Futures contracts	54,939	75,710	9,559	141,069
Redemptions in kind	18,930,970	3,192,014	15,142,278	84,660,007
	10,275,519	(7,158,941)	12,070,048	50,591,485
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(3,163,022)	41,197,896[2]	82,269,919	317,144,922
Affiliated investments	688	28	20	244
	(3,162,334)	41,197,924	82,269,939	317,145,166
Net realized and unrealized gain	7,113,185	34,038,983	94,339,987	367,736,651
Increase in net assets from operations	$17,288,193	$44,547,547	$99,966,214	$388,032,105

[1]	Net of foreign capital gains taxes of $1,071,880.
[2]	Net of $2,492,381 increase in deferred foreign withholding taxes.
43	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-24 (unaudited)

Continued

Multifactor Small Cap ETF
Investment income
Dividends from unaffiliated investments	$3,557,614
Securities lending	14,304
Interest	296
Less foreign taxes withheld	(3,266)
Total investment income	3,568,948
Expenses
Investment management fees	912,337
Accounting and legal services fees	43,742
Transfer agent fees	5,042
Trustees’ fees	4,528
Custodian fees	42,235
Printing and postage	14,961
Professional fees	27,572
Stock exchange listing fees	5,149
Other	10,528
Total expenses	1,066,094
Less expense reductions	(83,571)
Net expenses	982,523
Net investment income	2,586,425
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(6,927,375)
Affiliated investments	(432)
Futures contracts	(12,955)
Redemptions in kind	25,483,430
18,542,668
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	24,317,845
Affiliated investments	174
24,318,019
Net realized and unrealized gain	42,860,687
Increase in net assets from operations	$45,447,112
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	44

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Developed International ETF		Multifactor Emerging Markets ETF		Multifactor Large Cap ETF
	Six months ended 10-31-24 (unaudited)	Year ended 4-30-24	Six months ended 10-31-24 (unaudited)	Year ended 4-30-24	Six months ended 10-31-24 (unaudited)	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$10,175,008	$16,454,562	$10,508,564	$16,683,379	$5,626,227	$11,022,940
Net realized gain (loss)	10,275,519	5,617,026	(7,158,941)	(12,260,151)	12,070,048	48,849,678
Change in net unrealized appreciation (depreciation)	(3,162,334)	36,040,570	41,197,924	66,457,911	82,269,939	77,755,355
Increase in net assets resulting from operations	17,288,193	58,112,158	44,547,547	70,881,139	99,966,214	137,627,973
Distributions to shareholders
From earnings	(15,426,421)	(16,293,074)	(9,524,492)	(19,525,171)	(4,610,735)	(11,097,084)
From fund share transactions
Shares issued	37,433,189	236,880,725	2,716,094	15,277,223	49,326,626	140,982,328
Shares repurchased	(44,851,288)	(61,499,621)	(48,945,315)	(91,615,740)	(31,650,376)	(151,939,289)
Total from fund share transactions	(7,418,099)	175,381,104	(46,229,221)	(76,338,517)	17,676,250	(10,956,961)
Total increase (decrease)	(5,556,327)	217,200,188	(11,206,166)	(24,982,549)	113,031,729	115,573,928
Net assets
Beginning of period	703,876,957	486,676,769	678,386,462	703,369,011	834,185,486	718,611,558
End of period	$698,320,630	$703,876,957	$667,180,296	$678,386,462	$947,217,215	$834,185,486
Share activity
Shares outstanding
Beginning of period	21,000,000	15,500,000	25,900,000	29,000,000	13,500,000	13,750,000
Shares issued	1,100,000	7,400,000	100,000	600,000	750,000	2,500,000
Shares repurchased	(1,300,000)	(1,900,000)	(1,800,000)	(3,700,000)	(475,000)	(2,750,000)
End of period	20,800,000	21,000,000	24,200,000	25,900,000	13,775,000	13,500,000
45	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Mid Cap ETF		Multifactor Small Cap ETF
	Six months ended 10-31-24 (unaudited)	Year ended 4-30-24	Six months ended 10-31-24 (unaudited)	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$20,295,454	$42,385,612	$2,586,425	$4,041,172
Net realized gain	50,591,485	154,959,295	18,542,668	31,835,506
Change in net unrealized appreciation	317,145,166	286,551,233	24,318,019	16,415,603
Increase in net assets resulting from operations	388,032,105	483,896,140	45,447,112	52,292,281
Distributions to shareholders
From earnings	(16,020,869)	(40,836,166)	(1,553,371)	(3,805,202)
From fund share transactions
Shares issued	180,056,779	683,923,383	120,550,387	187,434,058
Shares repurchased	(196,657,308)	(455,939,092)	(78,630,379)	(162,163,907)
Total from fund share transactions	(16,600,529)	227,984,291	41,920,008	25,270,151
Total increase	355,410,707	671,044,265	85,813,749	73,757,230
Net assets
Beginning of period	3,631,892,547	2,960,848,282	413,594,412	339,837,182
End of period	$3,987,303,254	$3,631,892,547	$499,408,161	$413,594,412
Share activity
Shares outstanding
Beginning of period	67,075,000	62,300,000	11,450,000	10,750,000
Shares issued	3,150,000	13,600,000	3,175,000	5,300,000
Shares repurchased	(3,450,000)	(8,825,000)	(2,025,000)	(4,600,000)
End of period	66,775,000	67,075,000	12,600,000	11,450,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	46

Financial Highlights
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	10-31-24[1]	4-30-24	4-30-23	4-30-22	4-30-21	4-30-20
Per share operating performance
Net asset value, beginning of period	$33.52	$31.40	$29.98	$33.43	$24.33	$28.75
Net investment income[2]	0.49	0.93	0.92	0.97	0.70	0.73
Net realized and unrealized gain (loss) on investments	0.29	2.17	1.30	(3.34)	8.99	(4.21)
Total from investment operations	0.78	3.10	2.22	(2.37)	9.69	(3.48)
Less distributions
From net investment income	(0.73)	(0.98)	(0.80)	(1.08)	(0.59)	(0.94)
Net asset value, end of period	$33.57	$33.52	$31.40	$29.98	$33.43	$24.33
Total return (%)[3]	2.38[4]	10.12	7.79	(7.45)	40.26	(12.57)
Ratios and supplemental data
Net assets, end of period (in millions)	$698	$704	$487	$483	$485	$433
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[5]	0.43	0.43	0.42	0.43	0.52
Expenses including reductions	0.39[5]	0.39	0.39	0.39	0.39	0.45
Net investment income	2.81[5]	2.95	3.26	2.92	2.43	2.46
Portfolio turnover (%)[6]	7	15	12	10	8	10

[1]	Six months ended 10-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	10-31-24[1]	4-30-24	4-30-23	4-30-22	4-30-21	4-30-20
Per share operating performance
Net asset value, beginning of period	$26.19	$24.25	$26.33	$31.19	$21.61	$25.87
Net investment income[2]	0.42	0.62	0.79	0.72	0.50	0.66
Net realized and unrealized gain (loss) on investments	1.33	2.05	(2.21)	(4.79)	9.57	(4.29)
Total from investment operations	1.75	2.67	(1.42)	(4.07)	10.07	(3.63)
Less distributions
From net investment income	(0.37)	(0.73)	(0.66)	(0.79)	(0.49)	(0.63)
Net asset value, end of period	$27.57	$26.19	$24.25	$26.33	$31.19	$21.61
Total return (%)[3]	6.74[4]	11.19	(5.32)	(13.33)	46.99	(14.44)
Ratios and supplemental data
Net assets, end of period (in millions)	$667	$678	$703	$661	$736	$685
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57[5]	0.58	0.58	0.56	0.55	0.67
Expenses including reductions	0.49[5]	0.49	0.49	0.49	0.49	0.55
Net investment income	3.06[5]	2.51	3.28	2.43	1.89	2.69
Portfolio turnover (%)[6]	7	14	10	12	25	22

[1]	Six months ended 10-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
47	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF

Period ended	10-31-24[1]	4-30-24	4-30-23	4-30-22	4-30-21	4-30-20
Per share operating performance
Net asset value, beginning of period	$61.79	$52.26	$52.21	$53.37	$36.16	$37.97
Net investment income[2]	0.41	0.81	0.76	0.63	0.66	0.73
Net realized and unrealized gain (loss) on investments	6.90	9.54	0.01[3]	(1.15)	17.30	(1.83)
Total from investment operations	7.31	10.35	0.77	(0.52)	17.96	(1.10)
Less distributions
From net investment income	(0.34)	(0.82)	(0.72)	(0.64)	(0.75)	(0.71)
Net asset value, end of period	$68.76	$61.79	$52.26	$52.21	$53.37	$36.16
Total return (%)[4]	11.86[5]	19.95	1.57	(1.06)	50.22	(3.04)
Ratios and supplemental data
Net assets, end of period (in millions)	$947	$834	$719	$782	$706	$789
Ratios (as a percentage of average net assets):
Expenses before reductions	0.32[6]	0.32	0.32	0.32	0.31	0.34
Expenses including reductions	0.29[6]	0.29	0.29	0.29	0.29	0.33
Net investment income	1.23[6]	1.42	1.51	1.12	1.50	1.92
Portfolio turnover (%)[7]	2	6	5	4	7	6

[1]	Six months ended 10-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MID CAP ETF

Period ended	10-31-24[1]	4-30-24	4-30-23	4-30-22	4-30-21	4-30-20
Per share operating performance
Net asset value, beginning of period	$54.15	$47.53	$48.75	$51.54	$32.39	$36.60
Net investment income[2]	0.30	0.64	0.60	0.44	0.39	0.48
Net realized and unrealized gain (loss) on investments	5.50	6.60	(1.28)	(2.83)	19.23	(4.29)
Total from investment operations	5.80	7.24	(0.68)	(2.39)	19.62	(3.81)
Less distributions
From net investment income	(0.24)	(0.62)	(0.54)	(0.40)	(0.47)	(0.40)
Net asset value, end of period	$59.71	$54.15	$47.53	$48.75	$51.54	$32.39
Total return (%)[3]	10.76[4]	15.31	(1.37)	(4.72)	61.03	(10.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$3,987	$3,632	$2,961	$2,411	$2,163	$1,331
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[5]	0.42	0.42	0.42	0.42	0.43
Expenses including reductions	0.41[5]	0.42	0.42	0.41	0.41	0.42
Net investment income	1.05[5]	1.28	1.28	0.84	0.96	1.33
Portfolio turnover (%)[6]	5	13	14	10	20	11

[1]	Six months ended 10-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIFACTOR ETFS	48

MULTIFACTOR SMALL CAP ETF

Period ended	10-31-24[1]	4-30-24	4-30-23	4-30-22	4-30-21	4-30-20
Per share operating performance
Net asset value, beginning of period	$36.12	$31.61	$31.99	$35.30	$21.77	$26.89
Net investment income[2]	0.21	0.37	0.35	0.31	0.36	0.33
Net realized and unrealized gain (loss) on investments	3.45	4.50	(0.38)	(3.23)	13.51	(5.13)
Total from investment operations	3.66	4.87	(0.03)	(2.92)	13.87	(4.80)
Less distributions
From net investment income	(0.14)	(0.36)	(0.35)	(0.39)	(0.34)	(0.32)
Net asset value, end of period	$39.64	$36.12	$31.61	$31.99	$35.30	$21.77
Total return (%)[3]	10.13[4]	15.43	(0.06)	(8.39)	64.17	(18.07)
Ratios and supplemental data
Net assets, end of period (in millions)	$499	$414	$340	$377	$426	$463
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46[5]	0.47	0.47	0.45	0.45	0.55
Expenses including reductions	0.42[5]	0.42	0.42	0.42	0.42	0.49
Net investment income	1.11[5]	1.10	1.12	0.90	1.31	1.30
Portfolio turnover (%)[6]	31	57	44	40	56	36

[1]	Six months ended 10-31-24. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
49	JOHN HANCOCK MULTIFACTOR ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:
Fund	Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques:Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
| JOHN HANCOCK MULTIFACTOR ETFS	50

	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Assets
Common stocks
Australia	$51,488,248	$51,488,248	—	—
Austria	1,675,891	1,675,891	—	—
Belgium	7,297,308	7,297,308	—	—
Chile	469,465	469,465	—	—
Denmark	21,196,293	21,196,293	—	—
Finland	9,085,968	9,085,968	—	—
France	78,192,874	78,192,874	—	—
Germany	59,682,879	59,682,879	—	—
Hong Kong	11,209,964	11,209,964	—	—
Ireland	5,655,374	5,655,374	—	—
Israel	3,556,437	3,556,437	—	—
Italy	19,367,476	19,367,476	—	—
Japan	164,532,276	164,532,276	—	—
Luxembourg	1,603,088	1,603,088	—	—
Macau	87,699	87,699	—	—
Netherlands	27,882,516	27,882,516	—	—
New Zealand	1,776,852	1,776,852	—	—
Norway	3,344,864	3,344,864	—	—
Portugal	848,213	848,213	—	—
Singapore	11,726,698	11,726,698	—	—
Spain	22,055,120	22,055,120	—	—
Sweden	20,598,723	20,598,723	—	—
Switzerland	67,304,372	67,304,372	—	—
United Arab Emirates	—	—	—	—
United Kingdom	99,131,843	99,131,843	—	—
United States	631,678	631,678	—	—
Preferred securities	2,811,662	2,811,662	—	—
Short-term investments	2,679,093	2,679,093	—	—
Total investments in securities	$695,892,874	$695,892,874	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$21,271,808	$21,271,808	—	—
Chile	2,602,673	2,602,673	—	—
China	150,067,111	150,067,111	—	—
Hong Kong	6,091,493	6,091,493	—	—
India	162,235,444	157,902,410	$4,333,034	—
Indonesia	13,326,732	13,326,732	—	—
Ireland	4,469,307	4,469,307	—	—
Malaysia	13,073,168	13,073,168	—	—
Mexico	14,084,748	13,937,803	—	$146,945
Netherlands	466,067	466,067	—	—
Philippines	6,632,084	6,632,084	—	—
Poland	6,461,357	6,461,357	—	—
Russia	—	—	—	—
Saudi Arabia	23,948,581	23,948,581	—	—
Singapore	76,914	76,914	—	—
South Africa	23,103,470	23,103,470	—	—
South Korea	75,613,163	75,613,163	—	—
51	JOHN HANCOCK MULTIFACTOR ETFS |

	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF (continued)
Taiwan	$123,332,883	$123,332,883	—	—
Thailand	12,332,254	12,332,254	—	—
Turkey	4,446,826	4,446,826	—	—
United Kingdom	358,377	358,377	—	—
United States	802,140	802,140	—	—
Preferred securities	9,209,112	9,209,112	—	—
Short-term investments	1,178,734	1,178,734	—	—
Total investments in securities	$675,184,446	$670,704,467	$4,333,034	$146,945
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$68,335,629	$68,335,629	—	—
Consumer discretionary	92,650,299	92,650,299	—	—
Consumer staples	54,791,602	54,791,602	—	—
Energy	36,742,075	36,742,075	—	—
Financials	147,947,712	147,947,712	—	—
Health care	104,302,332	104,284,174	—	$18,158
Industrials	118,711,289	118,711,289	—	—
Information technology	222,995,710	222,995,710	—	—
Materials	34,383,955	34,383,955	—	—
Real estate	27,449,140	27,449,140	—	—
Utilities	37,870,014	37,870,014	—	—
Short-term investments	912,010	912,010	—	—
Total investments in securities	$947,091,767	$947,073,609	—	$18,158
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$112,206,187	$112,206,187	—	—
Consumer discretionary	438,834,947	438,834,947	—	—
Consumer staples	172,638,287	172,638,287	—	—
Energy	171,224,900	171,224,900	—	—
Financials	636,208,072	636,208,072	—	—
Health care	403,519,582	403,235,240	—	$284,342
Industrials	816,713,795	816,713,795	—	—
Information technology	554,107,505	554,107,505	—	—
Materials	239,461,256	239,461,256	—	—
Real estate	223,897,433	223,897,433	—	—
Utilities	213,942,618	213,942,618	—	—
Short-term investments	6,228,750	6,228,750	—	—
Total investments in securities	$3,988,983,332	$3,988,698,990	—	$284,342
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$498,696,598	$498,696,598	—	—
Short-term investments	808,761	808,761	—	—
Total investments in securities	$499,505,359	$499,505,359	—	—
| JOHN HANCOCK MULTIFACTOR ETFS	52

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at October 31, 2024.
In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multifactor Developed International ETF	$14,131,045	$1,583,073	$13,318,946
Multifactor Emerging Markets ETF	6,084,027	310,986	6,108,449
Multifactor Large Cap ETF	1,092,993	104,101	1,015,097
Multifactor Mid Cap ETF	27,550,294	1,281,025	26,975,137
Multifactor Small Cap ETF	9,110,281	—	9,319,388
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the funds’ performance.
53	JOHN HANCOCK MULTIFACTOR ETFS |

Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended October 31, 2024 were as follows:
Fund	Commitment fee
Multifactor Developed International ETF	$2,769
Multifactor Emerging Markets ETF	2,547
Multifactor Large Cap ETF	3,245
Multifactor Mid Cap ETF	11,264
Multifactor Small Cap ETF	1,974
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2024, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2024:
	No Expiration Date
Fund	Short Term	Long Term
Multifactor Developed International ETF	$22,773,257	$48,266,430
Multifactor Emerging Markets ETF	24,914,508	55,757,814
Multifactor Large Cap ETF	20,095,390	39,653,890
Multifactor Mid Cap ETF	113,722,568	94,051,783
Multifactor Small Cap ETF	80,279,240	41,039,679
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2024, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2024, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Developed International ETF	$621,761,235	$101,181,507	$(27,049,868)	$74,131,639
Multifactor Emerging Markets ETF	555,921,935	174,504,515	(55,242,004)	119,262,511
Multifactor Large Cap ETF	713,714,866	268,642,599	(35,265,698)	233,376,901
Multifactor Mid Cap ETF	3,155,600,064	955,323,941	(121,940,673)	833,383,268
Multifactor Small Cap ETF	440,299,790	70,464,926	(11,259,357)	59,205,569
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK MULTIFACTOR ETFS	54

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals and redemptions-in-kind.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured during the period:
Fund	Reason	USD Notional range
Multifactor Developed International ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2024, there were no open futures contracts.	Up to $1.4 million, as measured during the period
Multifactor Emerging Markets ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2024, there were no open futures contracts.	Up to $8.8 million, as measured during the period
Multifactor Large Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2024, there were no open futures contracts.	Up to $1.1 million, as measured during the period
Multifactor Mid Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2024, there were no open futures contracts.	Up to $5.6 million, as measured during the period
Multifactor Small Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2024, there were no open futures contracts.	Up to $5.5 million, as measured during the period
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2024:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Developed International ETF	Equity	$54,939
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		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Emerging Markets ETF	Equity	$75,710
Multifactor Large Cap ETF	Equity	$9,559
Multifactor Mid Cap ETF	Equity	$141,069
Multifactor Small Cap ETF	Equity	$(12,955)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.
The management fee structure is as follows:
Fund	Average daily net assets
Multifactor Developed International ETF	0.35%
Multifactor Emerging Markets ETF	0.44%
Multifactor Large Cap ETF	0.26%
Fund	Average daily net assets
Multifactor Mid Cap ETF	0.37%
Multifactor Small Cap ETF	0.39%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended October 31, 2024, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to each fund, in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Developed International ETF	0.39%
Multifactor Emerging Markets ETF	0.49%
Multifactor Large Cap ETF	0.29%
Fund	Expense limitation as a percentage of average net assets
Multifactor Mid Cap ETF	0.42%
Multifactor Small Cap ETF	0.42%

Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The funds’ expense limitation agreement expires on August 31, 2025, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the six months ended October 31, 2024.
Fund	Expense reimbursement
Multifactor Developed International ETF	$113,357
Multifactor Emerging Markets ETF	278,355
Multifactor Large Cap ETF	119,152
Fund	Expense reimbursement
Multifactor Mid Cap ETF	$161,362
Multifactor Small Cap ETF	83,571

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
| JOHN HANCOCK MULTIFACTOR ETFS	56

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2024, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Multifactor Developed International ETF	0.32%
Multifactor Emerging Markets ETF	0.36%
Multifactor Large Cap ETF	0.23%
Fund	Net Annual Effective Rate
Multifactor Mid Cap ETF	0.36%
Multifactor Small Cap ETF	0.35%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2024, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
Each fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF issue and redeem shares at NAV in creation units of 25,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issue and redeem shares at NAV in creation units of 100,000 shares.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. For the six months ended October 31, 2024, such variable charges were approximately $92 and $75,868 for Multifactor Developed International ETF and Multifactor Emerging Markets ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, are aggregated below for the six months ended October 31, 2024. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2024:
	Purchases		Sales and maturities
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Multifactor Developed International ETF	$36,818,083	$50,853,970	$44,905,855	$53,970,670
Multifactor Emerging Markets ETF	—	46,105,436	17,439,678	75,384,029
Multifactor Large Cap ETF	49,196,728	17,274,365	31,478,152	16,195,833
Multifactor Mid Cap ETF	179,648,187	207,360,101	197,201,195	201,797,727
Multifactor Small Cap ETF	119,035,728	147,125,178	78,081,710	145,112,860
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. At October 31, 2024, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated Fund	Affiliated Concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	30.26%
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Fund	Affiliated Fund	Affiliated Concentration
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	12.74%
	Other affiliated funds	1.39%
	Total	44.39%
Multifactor Emerging Markets ETF	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	28.29%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	17.95%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.94%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	8.95%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	8.71%
	Other affiliated funds	5.05%
	Total	86.89%
Multifactor Mid Cap ETF	Total other affiliated funds	5.27%
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	23.62%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	10.66%
	Other affiliated funds	2.49%
	Total	36.77%
Note 10—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust*	158,741	$9,414,272	$57,378,680	$(65,207,582)	$1,842	$688	$54,364	—	$1,587,900
Multifactor Emerging Markets ETF
John Hancock Collateral Trust*	31,134	$122,282	$8,596,508	$(8,407,305)	$(75)	$28	$35,945	—	$311,438
Multifactor Large Cap ETF
John Hancock Collateral Trust*	10,430	$129,951	$4,886,502	$(4,912,233)	$93	$20	$23,921	—	$104,333
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	127,844	$1,852,697	$58,064,910	$(58,640,728)	$1,711	$244	$212,277	—	$1,278,834
Multifactor Small Cap ETF
John Hancock Collateral Trust*	—	$1,723,125	$43,961,634	$(45,684,501)	$(432)	$174	$14,304	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds it manages. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of certain Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each Fund;
| JOHN HANCOCK MULTIFACTOR ETFS	60

(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(h)noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length;
(i)noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund’s use of its Underlying Index;
(j)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
61	JOHN HANCOCK MULTIFACTOR ETFS |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)although not without variation, the performance of certain Funds have generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
| JOHN HANCOCK MULTIFACTOR ETFS	62

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
Multifactor Developed International ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one- and three-year periods and underperformed for the five-year period.
Morningstar Category – The fund outperformed the peer group median for the one-, three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the five-year period.
The Board also noted the fund’s favorable performance relative to the benchmark index for the one- and three-year periods and peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Emerging Markets ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund outperformed for the one-, three- and five-year periods. Morningstar Category - The fund outperformed the peer group median for the one-, three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Large Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund underperformed for the one-, three- and five-year periods.
Morningstar Category – The fund outperformed the peer group median for the three- and five-year periods and underperformed for the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are equal to the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three- and five-year periods and relative to the peer group median for the one-year period.
The Board also noted the fund’s favorable performance relative to the peer group median for the three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.
63	JOHN HANCOCK MULTIFACTOR ETFS |

Portfolio (subadvisor)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
Multifactor Mid Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the three- and five-year periods and underperformed for the one-year period.
Morningstar Category – The fund outperformed the peer group median for the five-year period and underperformed for the one- and three-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-year period and relative to the peer group median for the one- and three-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s plan for the fund.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the three- and five-year periods and the peer group median for the five-year period.
Multifactor Small Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one-, three- and five-year periods. Morningstar Category – The fund outperformed the peer group median for the one-, three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.
| JOHN HANCOCK MULTIFACTOR ETFS	64

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETFSA 10/2024
12/2024

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Active Fixed Income ETFs
October 31, 2024

John Hancock
Active Fixed Income ETFs

2	Funds’ investments
33	Financial statements
37	Financial highlights
40	Notes to financial statements
47	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Funds’ investments
CORPORATE BOND ETF

As of 10-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.2%				$52,265,139
(Cost $52,762,456)
Communication services 4.9%				2,590,663
Diversified telecommunication services 0.1%
AT&T, Inc.	3.550	09-15-55	113,000	78,438
Entertainment 1.1%
WarnerMedia Holdings, Inc.	4.279	03-15-32	647,000	566,988
Interactive media and services 1.7%
Meta Platforms, Inc.	4.450	08-15-52	1,010,000	887,241
Media 1.0%
Charter Communications Operating LLC	2.800	04-01-31	651,000	547,668
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	4.500	04-15-50	601,000	510,328
Consumer discretionary 4.9%				2,638,621
Automobiles 2.6%
Ford Motor Credit Company LLC	6.050	03-05-31	795,000	799,893
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	596,000	566,705
Broadline retail 1.9%
Amazon.com, Inc.	4.950	12-05-44	1,054,000	1,037,261
Textiles, apparel and luxury goods 0.4%
Tapestry, Inc.	7.700	11-27-30	230,000	234,762
Energy 10.2%				5,449,051
Oil, gas and consumable fuels 10.2%
Cheniere Energy Partners LP	3.250	01-31-32	651,000	566,486
Continental Resources, Inc.	4.900	06-01-44	807,000	667,594
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	892,000	866,940
Energy Transfer LP	5.250	04-15-29	642,000	647,677
Kinder Morgan, Inc.	3.600	02-15-51	410,000	284,889
MPLX LP	4.500	04-15-38	642,000	568,637
Occidental Petroleum Corp.	6.450	09-15-36	740,000	765,272
ONEOK, Inc.	6.050	09-01-33	499,000	519,347
Var Energi ASA (A)	8.000	11-15-32	495,000	562,209
Financials 42.3%				22,508,016
Banks 24.0%
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	1,544,000	1,364,308
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	520,000	529,243
BNP Paribas SA (3.052% to 1-13-30, then Overnight SOFR + 1.507%) (A)	3.052	01-13-31	278,000	251,238
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	442,000	476,703
Citigroup, Inc. (2.976% to 11-5-29, then Overnight SOFR + 1.422%)	2.976	11-05-30	1,250,000	1,135,442
Citizens Financial Group, Inc.	3.250	04-30-30	1,250,000	1,133,930
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	490,000	496,434
Credit Agricole SA (A)	3.250	01-14-30	794,000	720,963
JPMorgan Chase & Co. (2.739% to 10-15-29, then 3 month CME Term SOFR + 1.510%)	2.739	10-15-30	1,392,000	1,259,083
KeyCorp	2.550	10-01-29	618,000	550,407
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) (B)	6.750	06-27-26	688,000	690,367
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	675,000	668,879
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	547,000	559,041
Truist Financial Corp. (4.916% to 7-28-32, then Overnight SOFR + 2.240%)	4.916	07-28-33	656,000	625,697
U.S. Bancorp (5.850% to 10-21-32, then Overnight SOFR + 2.090%)	5.850	10-21-33	648,000	672,405
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	1,250,000	1,133,204
Wells Fargo & Company (4.478% to 4-4-30, then 3 month CME Term SOFR + 4.032%)	4.478	04-04-31	547,000	534,052
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	2

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 12.6%
Ares Capital Corp.	2.875	06-15-28	693,000	$632,462
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	745,000	641,516
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	637,000	532,987
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	1,012,000	1,020,749
MSCI, Inc. (A)	3.875	02-15-31	890,000	821,402
State Street Corp. (5.159% to 5-18-33, then Overnight SOFR + 1.890%)	5.159	05-18-34	653,000	659,575
The Bank of New York Mellon Corp. (5.060% to 7-22-31, then Overnight SOFR + 1.230%)	5.060	07-22-32	770,000	773,175
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	505,000	517,740
UBS Group AG (4.194% to 4-1-30, then Overnight SOFR + 3.730%) (A)	4.194	04-01-31	608,000	580,538
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	459,000	531,427
Consumer finance 1.6%
Ally Financial, Inc.	8.000	11-01-31	745,000	828,929
Financial services 0.9%
Visa, Inc.	2.700	04-15-40	642,000	481,793
Insurance 3.2%
Athene Global Funding (A)	1.450	01-08-26	596,000	571,440
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	642,000	582,410
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	642,000	530,477
Health care 8.1%				4,299,344
Biotechnology 2.8%
Amgen, Inc.	5.650	03-02-53	760,000	764,582
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	868,000	729,068
Health care providers and services 2.1%
HCA, Inc.	4.125	06-15-29	642,000	618,304
UnitedHealth Group, Inc.	3.500	08-15-39	601,000	492,354
Pharmaceuticals 3.2%
AbbVie, Inc.	4.850	06-15-44	279,000	262,070
Bristol-Myers Squibb Company	3.700	03-15-52	644,000	486,208
Pfizer Investment Enterprises Pte, Ltd.	5.300	05-19-53	514,000	502,974
Viatris, Inc.	4.000	06-22-50	642,000	443,784
Industrials 6.8%				3,625,234
Aerospace and defense 1.0%
RTX Corp.	6.400	03-15-54	455,000	512,045
Construction and engineering 1.0%
Quanta Services, Inc.	5.250	08-09-34	535,000	531,158
Passenger airlines 3.3%
Delta Air Lines, Inc. (A)	4.750	10-20-28	642,000	634,840
United Airlines 2020-1 Class A Pass Through Trust	5.875	04-15-29	499,664	510,873
United Airlines 2024-1 Class A Pass Through Trust	5.875	08-15-38	44,000	45,521
United Airlines 2024-1 Class AA Pass Through Trust	5.450	08-15-38	572,000	580,402
Professional services 0.5%
Concentrix Corp.	6.850	08-02-33	245,000	246,797
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	3.300	01-30-32	641,000	563,598
Information technology 10.0%				5,332,030
IT services 1.2%
Gartner, Inc. (A)	3.750	10-01-30	706,000	649,296
Semiconductors and semiconductor equipment 2.0%
Micron Technology, Inc.	5.875	02-09-33	500,000	517,113
Qorvo, Inc. (A)	3.375	04-01-31	603,000	524,448
Software 3.4%
Microsoft Corp.	2.525	06-01-50	1,760,000	1,126,723
3	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Oracle Corp.	3.950	03-25-51	899,000	$685,399
Technology hardware, storage and peripherals 3.4%
Apple, Inc.	2.700	08-05-51	1,250,000	811,719
CDW LLC	5.550	08-22-34	539,000	536,273
Dell International LLC	8.350	07-15-46	368,000	481,059
Materials 1.2%				616,132
Metals and mining 1.2%
Freeport-McMoRan, Inc.	5.450	03-15-43	642,000	616,132
Real estate 3.4%				1,819,703
Real estate management and development 1.0%
CoStar Group, Inc. (A)	2.800	07-15-30	612,000	533,751
Specialized REITs 2.4%
GLP Capital LP	4.000	01-15-30	500,000	464,321
VICI Properties LP	5.125	05-15-32	839,000	821,631
Utilities 6.4%				3,386,345
Electric utilities 3.4%
Duke Energy Corp.	3.300	06-15-41	641,000	479,840
NRG Energy, Inc. (A)	4.450	06-15-29	848,000	814,705
Pacific Gas & Electric Company	5.900	10-01-54	530,000	529,837
Independent power and renewable electricity producers 1.5%
Vistra Operations Company LLC (A)	4.300	07-15-29	794,000	761,680
Multi-utilities 1.5%
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	250,000	266,000
Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	525,000	534,283

	Yield (%)	Shares	Value
Short-term investments 0.8%			$417,904
(Cost $417,799)
Short-term funds 0.8%			417,904
John Hancock Collateral Trust (C)	4.6622(D)	41,777	417,904

Total investments (Cost $53,180,255) 99.0%	$52,683,043
Other assets and liabilities, net 1.0%	555,214
Total net assets 100.0%	$53,238,257

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,531,822 or 17.9% of the fund’s net assets as of 10-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 10-31-24.
The fund had the following country composition as a percentage of net assets on 10-31-24:
United States	87.0%
France	2.7%
United Kingdom	2.3%
Switzerland	2.1%
Canada	1.6%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	4

Germany	1.2%
Ireland	1.1%
Norway	1.1%
Other countries	0.9%
TOTAL	100.0%
DYNAMIC MUNICIPAL BOND ETF

As of 10-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 100.9%				$23,957,090
(Cost $23,242,546)
Alabama 2.3%				552,613
Hoover Industrial Development Board United States Steel Corp. Project, AMT	5.750	10-01-49	250,000	261,188
Water Works Board of the City of Birmingham Water Revenue	5.000	01-01-36	260,000	291,425
Alaska 1.0%				225,986
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	250,000	225,986
Arizona 5.3%				1,257,581
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.000	06-01-49	200,000	200,045
Chandler Industrial Development Authority Intel Corp. Project, AMT	4.100	12-01-37	250,000	251,067
Glendale Industrial Development Authority Midwest University Foundation, Series A, AMT	5.000	07-01-28	350,000	364,054
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project (A)	5.000	07-01-45	250,000	250,170
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (B)	4.000	08-01-54	200,000	192,245
Arkansas 0.9%				206,057
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-35	200,000	206,057
California 2.8%				664,002
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	175,000	175,737
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	165,000	177,444
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-28	145,000	152,812
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	150,000	158,009
Colorado 7.1%				1,683,033
Bromley Park Metropolitan District No. 2, GO (B)	5.500	12-01-43	200,000	220,248
City of Longmont Company Water Enterprise Revenue	3.000	11-01-33	255,000	239,873
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	110,000	105,004
Colorado Health Facilities Authority CommonSpirit Health, Series B-2	5.000	08-01-49	250,000	254,176
Ravenna Metropolitan District, GO (B)	5.000	12-01-43	450,000	468,301
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	4.000	12-01-44	250,000	243,320
Wildwing Metropolitan District No. 5, GO (B)	4.500	12-01-53	150,000	152,111
Connecticut 1.1%				250,686
Connecticut State Health & Educational Facilities Authority Goodwin University Obligated Group	5.000	07-01-44	250,000	250,686
Delaware 0.8%				178,068
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	200,000	178,068
5	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
District of Columbia 1.6%				$374,036
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.000	07-15-49	350,000	374,036
Florida 10.9%				2,589,474
Alachua County Health Facilities Authority Oak Hammock at the University of Florida	4.000	10-01-40	100,000	92,118
Cabot Citrus Farms Community Development District	5.250	03-01-29	100,000	100,795
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	530,000	552,691
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.125	12-01-54	100,000	94,468
Hillsborough County Aviation Authority Tampa International Airport, Series A, AMT	5.000	10-01-26	500,000	514,644
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	250,000	262,172
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	200,000	197,340
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-30	175,000	168,245
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	50,000	39,265
Village Community Development District No. 15 (A)	4.200	05-01-39	250,000	249,301
Winter Garden Village Fowler Groves Community Development District	3.750	05-01-31	325,000	318,435
Georgia 3.0%				701,686
Athens-Clarke County Unified Government Development Authority Georgia University	4.000	06-15-56	100,000	95,018
Development Authority for Fulton County Curran Street Residence Hall	5.250	06-15-56	300,000	324,732
Development Authority for Fulton County Georgia Tech Athletic Association Project	5.000	10-01-51	15,000	16,031
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	250,000	265,905
Hawaii 0.7%				169,644
City and County of Honolulu Wastewater System Revenue (C)	5.000	07-01-37	150,000	169,644
Illinois 5.6%				1,318,315
Chicago Board of Education Series A, GO	5.875	12-01-47	250,000	269,106
City of Chicago Wastewater Transmission, Series A (B)	5.000	01-01-39	250,000	280,080
Cook County School District No. 86 Harwood Heights, GO (B)	5.000	12-01-41	175,000	187,931
Sales Tax Securitization Corp. Series A	5.000	01-01-37	560,000	581,198
Indiana 4.7%				1,113,016
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	200,000	205,905
Indiana Finance Authority Hendricks Regional Health	5.250	03-01-54	200,000	211,789
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	3.000	11-01-30	500,000	477,560
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	200,000	217,762
Iowa 1.3%				307,170
Iowa Great Lakes Sanitation District, GO	4.000	06-01-34	300,000	307,170
Maryland 0.5%				129,881
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-31	125,000	129,881
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	6

	Rate (%)	Maturity date	Par value^	Value
Massachusetts 1.4%				$343,626
Commonwealth of Massachusetts Series D, GO	4.000	11-01-37	5,000	5,107
Massachusetts Development Finance Agency Tufts Medicine Obligated Group, Series C (B)	5.000	10-01-27	250,000	263,057
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	45,000	40,318
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.125	09-01-46	45,000	35,144
Michigan 0.9%				210,806
City of Grand Rapids, GO	5.000	04-01-46	100,000	107,416
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	100,000	103,390
Minnesota 0.4%				95,488
Edina Independent School District No. 273 Series A, GO (C)	3.000	02-01-35	100,000	95,488
Missouri 0.1%				32,296
Lee’s Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-51	25,000	22,486
St. Louis County Industrial Development Authority Manchester/Ballas Community Improvement District Project, Series A (A)	5.000	09-01-38	10,000	9,810
Nevada 1.2%				289,199
County of Clark Series C, GO	3.000	07-01-35	45,000	41,881
Reno-Tahoe Airport Authority Tahoe International Airport, AMT	5.000	07-01-36	230,000	247,318
New Hampshire 0.3%				65,308
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	5.000	07-01-37	40,000	40,441
New Hampshire Health and Education Facilities Authority Act Catholic Medical Center	5.000	07-01-44	25,000	24,867
New York 3.8%				891,959
Dutchess County Local Development Corp. Health Quest Systems, Inc.	4.000	07-01-41	125,000	117,803
New York Transportation Development Corp. Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	250,000	238,871
New York Transportation Development Corp. JFK International Airport Terminal One Project, AMT	6.000	06-30-54	250,000	269,877
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	250,000	265,408
North Carolina 4.7%				1,126,678
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-39	250,000	265,293
Raleigh Durham Airport Authority Series A, AMT	5.000	05-01-33	300,000	317,189
Western Carolina University Series B	5.000	04-01-32	500,000	544,196
North Dakota 0.5%				130,086
City of Bismarck Series T, GO (C)	3.000	05-01-37	140,000	130,086
Ohio 5.5%				1,312,356
City of Cleveland Cleveland Stadium Project	5.000	11-15-28	500,000	535,029
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	150,000	152,880
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	300,000	304,085
Port of Greater Cincinnati Development Authority Duke Energy Corp. (B)	5.250	12-01-58	300,000	320,362
7	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Oklahoma 1.1%				$251,371
Tulsa Airports Improvement Trust American Airlines, Inc., AMT	5.000	06-01-35	250,000	251,371
Pennsylvania 6.0%				1,418,089
Beaver County Industrial Development Authority FirstEnergy Corp., Series B	3.750	10-01-47	85,000	72,649
City of Philadelphia Airport Revenue Series B, AMT	5.000	07-01-29	500,000	516,974
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-37	175,000	173,091
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B1 (C)	5.250	11-01-44	100,000	108,392
Sports & Exhibition Authority of Pittsburgh & Allegheny County Series A (B)	5.000	02-01-31	500,000	546,983
Puerto Rico 1.6%				390,732
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.311	11-01-43	221,935	142,870
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	250,000	247,862
South Carolina 1.3%				315,774
South Carolina Public Service Authority Santee Cooper, Series B (B)	5.000	12-01-54	300,000	315,774
Tennessee 5.5%				1,307,779
Cleveland Health & Educational Facilities Board Hamilton Health Care System, Inc.	4.250	08-15-54	300,000	290,216
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	200,000	229,146
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (B)	5.250	07-01-53	250,000	268,518
Tennessee Energy Acquisition Corp. Gas Project, Series A-1	5.000	05-01-53	500,000	519,899
Texas 5.9%				1,402,104
Arlington Higher Education Finance Corp. Leadership Prep School	4.000	06-15-49	200,000	192,576
City of Pearland Series C, GO	5.000	09-01-44	135,000	146,568
Harris County Municipal Utility District No. 202, GO (B)(C)	3.000	02-15-35	45,000	41,197
Harris County Municipal Utility District No. 489 Series A, GO (B)(C)	3.000	09-01-35	100,000	92,563
Port Authority of Houston Series A, GO, AMT	5.000	10-01-32	250,000	263,664
Port of Beaumont Navigation District Jefferson Gulf Coast Energy, AMT (A)	3.625	01-01-35	140,000	128,876
Texas Municipal Gas Acquisition & Supply Corp. IV Series A	5.500	01-01-54	250,000	269,229
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	267,431
Utah 2.1%				494,408
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-31	475,000	494,408
Virginia 2.0%				482,692
Isle Wight County Industrial Development Authority Riverside Health System (B)	5.250	07-01-43	250,000	275,554
Virginia Beach Development Authority Westminster-Cantebury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	207,138
Washington 3.0%				720,820
Clark County Public Utility District No. 1 Electric Revenue	5.000	01-01-41	125,000	137,617
Port of Seattle Series C, AMT	5.000	08-01-29	550,000	583,203
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	8

	Rate (%)	Maturity date	Par value^	Value
West Virginia 1.0%				$241,975
West Virginia Economic Development Authority Appalachian Power Amos Project, Series A, AMT	1.000	01-01-41	250,000	241,975
Wisconsin 3.0%				712,296
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	245,000	261,334
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	200,000	208,572
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc. Project, Series A	5.125	04-01-57	100,000	92,377
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	150,000	150,013

	Yield (%)	Shares	Value
Short-term investments 0.6%			$152,727
(Cost $152,683)
Short-term funds 0.6%
John Hancock Collateral Trust (E)	4.6622(F)	15,268	152,727
Total investments (Cost $23,395,229) 101.5%			$24,109,817
Other assets and liabilities, net (1.5%)			(367,894)
Total net assets 100.0%			$23,741,923

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 10-31-24.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	10.8
Build America Mutual Assurance Company	6.4
Assured Guaranty Corp.	1.8
TOTAL	19.0
The fund had the following portfolio composition as a percentage of total investments on 10-31-24:
General obligation bonds	12.1%
Revenue bonds	87.3%
Other revenue	18.6%
Health care	15.8%
Airport	13.9%
Development	13.1%
Education	12.6%
Water and sewer	4.1%
Housing	3.4%
Utilities	3.1%
Transportation	1.1%
Tobacco	0.9%
Facilities	0.7%
Short-term investments	0.6%
TOTAL	100.0%
9	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD ETF

As of 10-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.1%				$34,815,924
(Cost $34,408,806)
Communication services 15.1%				5,336,796
Diversified telecommunication services 2.8%
Cablevision Lightpath LLC (A)	3.875	09-15-27	200,000	189,968
Consolidated Communications, Inc. (A)	6.500	10-01-28	15,000	14,233
Embarq Corp.	7.995	06-01-36	48,000	20,553
Frontier Communications Holdings LLC (A)	5.875	10-15-27	53,000	52,886
Frontier Communications Holdings LLC (A)	6.000	01-15-30	72,000	70,460
Frontier Communications Holdings LLC (A)	6.750	05-01-29	75,000	74,605
Level 3 Financing, Inc. (A)	3.625	01-15-29	102,000	76,482
Level 3 Financing, Inc. (A)	10.750	12-15-30	163,000	182,131
Optics Bidco SpA (A)	7.200	07-18-36	200,000	205,743
Qwest Corp.	7.250	09-15-25	18,000	17,933
Telesat Canada (A)	4.875	06-01-27	47,000	20,482
Telesat Canada (A)	6.500	10-15-27	28,000	8,658
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	71,000	63,191
Entertainment 1.2%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29	60,000	51,762
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	47,000	45,739
Live Nation Entertainment, Inc. (A)	6.500	05-15-27	106,000	107,465
Playtika Holding Corp. (A)	4.250	03-15-29	27,000	24,358
Univision Communications, Inc. (A)	7.375	06-30-30	84,000	80,644
Univision Communications, Inc. (A)	8.000	08-15-28	70,000	71,137
Univision Communications, Inc. (A)	8.500	07-31-31	26,000	25,556
Interactive media and services 0.8%
Arches Buyer, Inc. (A)	4.250	06-01-28	35,000	32,095
Cars.com, Inc. (A)	6.375	11-01-28	17,000	16,947
GoTo Group, Inc. (A)	5.500	05-01-28	17,000	13,106
GoTo Group, Inc. (A)	5.500	05-01-28	17,000	5,347
Match Group Holdings II LLC (A)	4.625	06-01-28	147,000	141,382
ZoomInfo Technologies LLC (A)	3.875	02-01-29	93,000	84,718
Media 9.6%
Altice France Holding SA (A)	10.500	05-15-27	200,000	60,806
Altice France SA (A)	5.500	01-15-28	230,000	178,480
AMC Networks, Inc.	4.250	02-15-29	11,000	7,592
AMC Networks, Inc. (A)	10.250	01-15-29	42,000	43,260
CCO Holdings LLC	4.500	05-01-32	333,000	283,312
CCO Holdings LLC (A)	5.375	06-01-29	74,000	70,637
CCO Holdings LLC (A)	7.375	03-01-31	271,000	275,594
Clear Channel Outdoor Holdings, Inc. (A)	5.125	08-15-27	58,000	56,229
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	31,000	27,590
CMG Media Corp. (A)	8.875	12-15-27	26,000	18,850
CSC Holdings LLC (A)	5.750	01-15-30	9,000	4,741
CSC Holdings LLC (A)	7.500	04-01-28	200,000	131,350
CSC Holdings LLC (A)	11.250	05-15-28	235,000	229,129
Directv Financing LLC (A)	5.875	08-15-27	73,000	70,286
Directv Financing LLC (A)	8.875	02-01-30	35,000	34,545
DISH DBS Corp.	5.125	06-01-29	293,000	194,912
DISH DBS Corp. (A)	5.250	12-01-26	38,000	35,171
DISH DBS Corp. (A)	5.750	12-01-28	55,000	48,054
DISH Network Corp. (A)	11.750	11-15-27	140,000	147,367
Getty Images, Inc. (A)	9.750	03-01-27	14,000	13,955
Gray Television, Inc. (A)	7.000	05-15-27	83,000	80,755
Gray Television, Inc. (A)	10.500	07-15-29	17,000	17,658
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	10

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
iHeartCommunications, Inc.	6.375	05-01-26	45,000	$38,075
Intelsat Jackson Holdings SA (A)	6.500	03-15-30	88,000	82,683
Lamar Media Corp.	4.000	02-15-30	56,000	51,771
Neptune Bidco US, Inc. (A)	9.290	04-15-29	118,000	110,274
News Corp. (A)	5.125	02-15-32	38,000	36,415
Nexstar Media, Inc. (A)	4.750	11-01-28	83,000	78,031
Nexstar Media, Inc. (A)	5.625	07-15-27	36,000	35,377
Outfront Media Capital LLC (A)	4.625	03-15-30	45,000	41,860
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	29,000	26,848
Radiate Holdco LLC (A)	4.500	09-15-26	20,000	17,378
Sabre GLBL, Inc. (A)	8.625	06-01-27	93,000	89,769
Sabre GLBL, Inc. (A)	11.250	12-15-27	23,000	23,695
Scripps Escrow II, Inc. (A)	3.875	01-15-29	16,000	12,416
Scripps Escrow II, Inc. (A)	5.375	01-15-31	16,000	9,612
Scripps Escrow, Inc. (A)	5.875	07-15-27	15,000	13,184
Sinclair Television Group, Inc. (A)	5.125	02-15-27	25,000	22,167
Sirius XM Radio, Inc. (A)	3.875	09-01-31	306,000	262,956
TEGNA, Inc.	5.000	09-15-29	78,000	72,817
Virgin Media Secured Finance PLC (A)	4.500	08-15-30	200,000	175,158
VZ Secured Financing BV (A)	5.000	01-15-32	200,000	179,539
Wireless telecommunication services 0.7%
Connect Finco SARL (A)	9.000	09-15-29	62,000	58,891
Vodafone Group PLC (5.125% to 6-4-51, then 5 Year CMT + 3.073% to 6-4-71, then 5 Year CMT + 3.823%)	5.125	06-04-81	213,000	170,026
Consumer discretionary 15.1%				5,354,407
Automobile components 2.0%
Adient Global Holdings, Ltd. (A)	7.000	04-15-28	56,000	56,930
American Axle & Manufacturing, Inc.	5.000	10-01-29	44,000	39,809
Clarios Global LP (A)	6.250	05-15-26	54,000	54,108
Dana, Inc.	4.500	02-15-32	44,000	37,637
Dealer Tire LLC (A)	8.000	02-01-28	25,000	24,656
Garrett Motion Holdings, Inc. (A)	7.750	05-31-32	44,000	43,918
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) (A)	8.000	11-15-32	200,000	200,654
Patrick Industries, Inc. (A)	4.750	05-01-29	12,000	11,350
Phinia, Inc. (A)	6.625	10-15-32	42,000	41,862
Real Hero Merger Sub 2, Inc. (A)	6.250	02-01-29	20,000	17,467
Tenneco, Inc. (A)	8.000	11-17-28	96,000	88,896
The Goodyear Tire & Rubber Company	5.625	04-30-33	91,000	78,699
Automobiles 0.2%
PM General Purchaser LLC (A)	9.500	10-01-28	24,000	24,383
Thor Industries, Inc. (A)	4.000	10-15-29	46,000	41,983
Winnebago Industries, Inc. (A)	6.250	07-15-28	8,000	7,952
Broadline retail 0.5%
Kohl’s Corp.	5.550	07-17-45	18,000	12,035
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	21,000	20,520
Macy’s Retail Holdings LLC (A)	6.700	07-15-34	51,000	43,766
Nordstrom, Inc.	4.000	03-15-27	19,000	18,287
Nordstrom, Inc.	5.000	01-15-44	28,000	21,068
Nordstrom, Inc.	6.950	03-15-28	10,000	10,360
QVC, Inc.	4.450	02-15-25	30,000	29,756
QVC, Inc. (A)	6.875	04-15-29	14,000	12,060
Distributors 0.2%
BCPE Empire Holdings, Inc. (A)	7.625	05-01-27	28,000	28,166
Specialty Building Products Holdings LLC (A)	7.750	10-15-29	45,000	45,894
11	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 0.2%
Adtalem Global Education, Inc. (A)	5.500	03-01-28	34,000	$33,283
StoneMor, Inc. (A)	8.500	05-15-29	37,000	32,965
Hotels, restaurants and leisure 6.8%
Affinity Interactive (A)	6.875	12-15-27	9,000	7,370
Boyne USA, Inc. (A)	4.750	05-15-29	23,000	21,933
Caesars Entertainment, Inc. (A)	4.625	10-15-29	161,000	150,944
Caesars Entertainment, Inc. (A)	7.000	02-15-30	59,000	60,478
Carnival Corp. (A)	5.750	03-01-27	51,000	51,153
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28	152,000	163,174
Fertitta Entertainment LLC (A)	4.625	01-15-29	26,000	24,273
Fertitta Entertainment LLC (A)	6.750	01-15-30	30,000	27,284
GPS Hospitality Holding Company LLC (A)	7.000	08-15-28	35,000	21,707
Hilton Domestic Operating Company, Inc. (A)	4.000	05-01-31	386,000	351,612
International Game Technology PLC (A)	4.125	04-15-26	200,000	197,125
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	92,000	90,552
Liberty Interactive LLC	8.500	07-15-29	27,000	14,346
Life Time, Inc. (A)	5.750	01-15-26	40,000	39,978
Life Time, Inc. (A)	8.000	04-15-26	18,000	18,088
Lindblad Expeditions Holdings, Inc. (A)	9.000	05-15-28	40,000	41,642
MGM Resorts International	6.500	04-15-32	64,000	64,006
NCL Corp., Ltd. (A)	3.625	12-15-24	171,000	170,485
NCL Corp., Ltd. (A)	8.125	01-15-29	78,000	82,694
New Red Finance, Inc. (A)	3.875	01-15-28	37,000	35,266
New Red Finance, Inc. (A)	6.125	06-15-29	86,000	87,501
Premier Entertainment Sub LLC (A)	5.625	09-01-29	68,000	48,110
Raising Cane’s Restaurants LLC (A)	9.375	05-01-29	34,000	36,546
Royal Caribbean Cruises, Ltd. (A)	4.250	07-01-26	54,000	52,971
Royal Caribbean Cruises, Ltd.	7.500	10-15-27	55,000	58,293
Scientific Games Holdings LP (A)	6.625	03-01-30	34,000	33,147
Travel + Leisure Company (A)	4.625	03-01-30	56,000	52,209
Vail Resorts, Inc. (A)	6.500	05-15-32	31,000	31,750
Viking Cruises, Ltd. (A)	9.125	07-15-31	97,000	104,758
Viking Ocean Cruises Ship VII, Ltd. (A)	5.625	02-15-29	68,000	67,060
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	37,000	35,216
Wynn Resorts Finance LLC (A)	5.125	10-01-29	91,000	88,345
Yum! Brands, Inc.	4.625	01-31-32	109,000	102,190
Household durables 1.6%
Adams Homes, Inc. (A)	9.250	10-15-28	17,000	17,786
Ashton Woods USA LLC (A)	6.625	01-15-28	35,000	34,992
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	52,000	49,159
Century Communities, Inc.	6.750	06-01-27	31,000	31,166
Gates Corp. (A)	6.875	07-01-29	31,000	31,850
KB Home	7.250	07-15-30	71,000	73,547
LGI Homes, Inc. (A)	4.000	07-15-29	62,000	55,504
M/I Homes, Inc.	3.950	02-15-30	46,000	42,031
Newell Brands, Inc.	6.625	09-15-29	63,000	63,878
Newell Brands, Inc.	6.875	04-01-36	19,000	18,908
Newell Brands, Inc.	7.000	04-01-46	32,000	29,697
SWF Holdings I Corp. (A)	6.500	10-01-29	11,000	7,109
Taylor Morrison Communities, Inc. (A)	5.750	01-15-28	51,000	51,007
TopBuild Corp. (A)	4.125	02-15-32	38,000	33,877
Werner FinCo LP (A)	11.500	06-15-28	12,000	13,340
Leisure products 0.1%
MajorDrive Holdings IV LLC (A)	6.375	06-01-29	37,000	35,477
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 3.5%
Advance Auto Parts, Inc.	1.750	10-01-27	66,000	$58,686
Asbury Automotive Group, Inc. (A)	5.000	02-15-32	132,000	121,599
Bath & Body Works, Inc.	6.950	03-01-33	79,000	78,332
Bath & Body Works, Inc. (A)	9.375	07-01-25	47,000	48,147
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (A)	7.750	04-01-27	61,000	59,431
Carvana Company (9.000% Cash or 12.000% PIK) (A)	12.000	12-01-28	58,220	61,577
Carvana Company (9.000% Cash or 13.000% PIK) (A)	13.000	06-01-30	21,300	23,222
Carvana Company (9.000% Cash or 14.000% PIK) (A)	14.000	06-01-31	39,590	47,200
Cougar JV Subsidiary LLC (A)	8.000	05-15-32	50,000	52,271
Lithia Motors, Inc. (A)	4.375	01-15-31	93,000	85,099
Mavis Tire Express Services Topco Corp. (A)	6.500	05-15-29	41,000	39,293
PetSmart, Inc. (A)	4.750	02-15-28	250,000	237,659
Sally Holdings LLC	6.750	03-01-32	54,000	54,673
Sonic Automotive, Inc. (A)	4.875	11-15-31	46,000	41,361
Staples, Inc. (A)	10.750	09-01-29	160,000	154,717
The Gap, Inc. (A)	3.875	10-01-31	28,000	24,061
The Michaels Companies, Inc. (A)	5.250	05-01-28	13,000	9,355
The Michaels Companies, Inc. (A)	7.875	05-01-29	61,000	32,169
Victoria’s Secret & Company (A)	4.625	07-15-29	29,000	25,557
Consumer staples 3.5%				1,245,463
Beverages 0.0%
Triton Water Holdings, Inc. (A)	6.250	04-01-29	14,000	13,829
Consumer staples distribution and retail 1.5%
Albertsons Companies, Inc. (A)	3.500	03-15-29	92,000	85,000
Albertsons Companies, Inc. (A)	5.875	02-15-28	178,000	178,285
C&S Group Enterprises LLC (A)	5.000	12-15-28	14,000	11,588
KeHE Distributors LLC (A)	9.000	02-15-29	28,000	28,993
Performance Food Group, Inc. (A)	4.250	08-01-29	80,000	74,878
US Foods, Inc. (A)	6.875	09-15-28	113,000	116,154
Walgreens Boots Alliance, Inc.	3.450	06-01-26	55,000	52,907
Food products 1.0%
B&G Foods, Inc. (A)	8.000	09-15-28	43,000	44,673
Chobani LLC (A)	7.625	07-01-29	26,000	27,106
Fiesta Purchaser, Inc. (A)	7.875	03-01-31	33,000	34,607
Fiesta Purchaser, Inc. (A)	9.625	09-15-32	35,000	36,584
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30	30,000	27,854
Post Holdings, Inc. (A)	4.625	04-15-30	63,000	58,879
Post Holdings, Inc. (A)	6.250	02-15-32	76,000	76,844
TreeHouse Foods, Inc.	4.000	09-01-28	38,000	34,628
Household products 0.1%
Energizer Holdings, Inc. (A)	4.375	03-31-29	22,000	20,576
Energizer Holdings, Inc. (A)	6.500	12-31-27	22,000	22,251
Personal care products 0.9%
Coty, Inc. (A)	6.625	07-15-30	105,000	107,058
HLF Financing Sarl LLC (A)	4.875	06-01-29	67,000	45,922
HLF Financing Sarl LLC (A)	12.250	04-15-29	38,000	38,222
Perrigo Finance Unlimited Company	6.125	09-30-32	110,000	108,625
Energy 11.9%				4,228,460
Energy equipment and services 1.2%
Archrock Partners LP (A)	6.625	09-01-32	73,000	73,330
Nabors Industries, Inc. (A)	7.375	05-15-27	34,000	34,025
Nabors Industries, Inc. (A)	8.875	08-15-31	25,000	23,636
Nabors Industries, Ltd. (A)	7.500	01-15-28	6,000	5,708
Transocean, Inc. (A)	8.500	05-15-31	76,000	76,583
13	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Transocean, Inc. (A)	8.750	02-15-30	40,800	$42,275
Valaris, Ltd. (A)	8.375	04-30-30	67,000	67,978
Weatherford International, Ltd. (A)	8.625	04-30-30	113,000	116,808
Oil, gas and consumable fuels 10.7%
Antero Midstream Partners LP (A)	5.750	01-15-28	71,000	70,615
Ascent Resources Utica Holdings LLC (A)	9.000	11-01-27	12,000	14,242
Buckeye Partners LP	5.850	11-15-43	20,000	17,288
CITGO Petroleum Corp. (A)	7.000	06-15-25	275,000	275,084
Civitas Resources, Inc. (A)	8.750	07-01-31	177,000	185,383
Comstock Resources, Inc. (A)	5.875	01-15-30	75,000	68,525
CQP Holdco LP (A)	5.500	06-15-31	250,000	237,899
Encino Acquisition Partners Holdings LLC (A)	8.750	05-01-31	148,000	151,921
Energy Transfer LP (7.125% to 10-1-29, then 5 Year CMT + 2.829%)	7.125	10-01-54	34,000	34,362
EQM Midstream Partners LP (A)	6.500	07-01-27	34,000	34,778
Expand Energy Corp. (A)	6.750	04-15-29	70,000	70,764
Genesis Energy LP	8.250	01-15-29	135,000	137,876
Hess Midstream Operations LP (A)	5.625	02-15-26	105,000	104,748
Hess Midstream Operations LP (A)	6.500	06-01-29	34,000	34,564
Hilcorp Energy I LP (A)	6.000	02-01-31	104,000	98,327
Hilcorp Energy I LP (A)	6.875	05-15-34	140,000	134,010
Kinetik Holdings LP (A)	6.625	12-15-28	55,000	56,174
Matador Resources Company (A)	6.500	04-15-32	52,000	51,499
Murphy Oil Corp.	5.875	12-01-42	47,000	41,261
Murphy Oil USA, Inc.	4.750	09-15-29	10,000	9,557
Murphy Oil USA, Inc.	5.625	05-01-27	18,000	18,045
New Fortress Energy, Inc. (A)	6.500	09-30-26	108,000	100,043
New Fortress Energy, Inc. (A)	6.750	09-15-25	79,000	78,849
NGL Energy Operating LLC (A)	8.125	02-15-29	139,000	139,898
Northriver Midstream Finance LP (A)	6.750	07-15-32	52,000	53,365
Parkland Corp. (A)	5.875	07-15-27	35,000	34,634
Permian Resources Operating LLC (A)	6.250	02-01-33	69,000	68,503
Permian Resources Operating LLC (A)	8.000	04-15-27	27,000	27,749
Rockies Express Pipeline LLC (A)	3.600	05-15-25	80,000	78,898
SM Energy Company	6.750	09-15-26	53,000	53,111
SM Energy Company (A)	7.000	08-01-32	48,000	47,611
Summit Midstream Holdings LLC (A)	8.625	10-31-29	34,000	35,128
Sunoco LP (A)	7.000	09-15-28	67,000	68,861
Sunoco LP (A)	7.250	05-01-32	50,000	52,051
Tallgrass Energy Partners LP (A)	7.375	02-15-29	160,000	160,527
Talos Production, Inc. (A)	9.375	02-01-31	47,000	48,391
Transocean Aquila, Ltd. (A)	8.000	09-30-28	92,585	95,033
Venture Global Calcasieu Pass LLC (A)	3.875	11-01-33	260,000	225,891
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)	9.000	09-30-29	107,000	106,992
Venture Global LNG, Inc. (A)	9.875	02-01-32	293,000	319,817
Vital Energy, Inc. (A)	7.750	07-31-29	36,000	35,326
Vital Energy, Inc. (A)	7.875	04-15-32	115,000	110,517
Financials 10.6%				3,752,651
Banks 0.7%
Intesa Sanpaolo SpA (4.950% to 6-1-41, then 1 Year CMT + 2.750%) (A)	4.950	06-01-42	200,000	155,081
Texas Capital Bancshares, Inc. (4.000% to 5-6-26, then 5 Year CMT + 3.150%)	4.000	05-06-31	30,000	28,495
Valley National Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.360%)	3.000	06-15-31	26,000	22,129
Western Alliance Bancorp (3.000% to 6-15-26, then 3 month CME Term SOFR + 2.250%)	3.000	06-15-31	39,000	36,029
Capital markets 1.9%
AG TTMT Escrow Issuer LLC (A)	8.625	09-30-27	64,000	66,120
Aretec Group, Inc. (A)	7.500	04-01-29	86,000	82,819
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Brightsphere Investment Group, Inc.	4.800	07-27-26	72,000	$70,445
Coinbase Global, Inc. (A)	3.375	10-01-28	116,000	103,106
Focus Financial Partners LLC (A)	6.750	09-15-31	64,000	63,580
Hightower Holding LLC (A)	6.750	04-15-29	33,000	32,488
Jefferies Finance LLC (A)	6.625	10-15-31	200,000	199,165
StoneX Group, Inc. (A)	7.875	03-01-31	48,000	50,496
Consumer finance 1.2%
Ally Financial, Inc.	6.700	02-14-33	17,000	17,072
Bread Financial Holdings, Inc. (A)	9.750	03-15-29	32,000	33,800
FirstCash, Inc. (A)	5.625	01-01-30	17,000	16,504
Navient Corp.	5.500	03-15-29	74,000	70,494
OneMain Finance Corp.	3.875	09-15-28	187,000	172,358
OneMain Finance Corp.	7.125	11-15-31	50,000	50,572
PRA Group, Inc. (A)	5.000	10-01-29	32,000	28,956
Synchrony Financial	7.250	02-02-33	51,000	52,218
Financial services 2.9%
Block, Inc. (A)	6.500	05-15-32	51,000	51,906
Castlelake Aviation Finance DAC (A)	5.000	04-15-27	24,000	24,140
Cobra AcquisitionCo LLC (A)	6.375	11-01-29	14,000	11,578
Compass Group Diversified Holdings LLC (A)	5.000	01-15-32	55,000	50,500
Freedom Mortgage Corp. (A)	6.625	01-15-27	19,000	18,776
Freedom Mortgage Corp. (A)	12.250	10-01-30	97,000	106,837
Icahn Enterprises LP	5.250	05-15-27	48,000	44,717
Icahn Enterprises LP	9.000	06-15-30	90,000	86,918
Jane Street Group (A)	6.125	11-01-32	100,000	100,065
Midcap Financial Issuer Trust (A)	6.500	05-01-28	200,000	189,038
Mobius Merger Sub, Inc. (A)	9.000	06-01-30	11,000	10,510
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	72,000	70,256
Osaic Holdings, Inc. (A)	10.750	08-01-27	25,000	25,800
PennyMac Financial Services, Inc. (A)	7.125	11-15-30	52,000	52,775
Rocket Mortgage LLC (A)	2.875	10-15-26	75,000	71,370
Rocket Mortgage LLC (A)	4.000	10-15-33	102,000	87,971
VFH Parent LLC (A)	7.500	06-15-31	34,000	34,912
Insurance 3.3%
Acrisure LLC (A)	4.250	02-15-29	219,000	205,937
Acrisure LLC (A)	6.000	08-01-29	55,000	52,048
Acrisure LLC (A)	8.250	02-01-29	50,000	50,814
Alliant Holdings Intermediate LLC (A)	6.750	10-15-27	139,000	138,479
AmWINS Group, Inc. (A)	4.875	06-30-29	74,000	69,649
AmWINS Group, Inc. (A)	6.375	02-15-29	40,000	40,197
Assurant, Inc. (7.000% to 3-27-28, then 3 month LIBOR + 4.135%)	7.000	03-27-48	20,000	20,338
AssuredPartners, Inc. (A)	5.625	01-15-29	71,000	67,182
Constellation Insurance, Inc. (A)	6.625	05-01-31	53,000	51,693
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (A)	4.700	10-15-51	139,000	133,328
HUB International, Ltd. (A)	5.625	12-01-29	71,000	68,754
HUB International, Ltd. (A)	7.250	06-15-30	117,000	120,910
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	59,000	55,675
Panther Escrow Issuer LLC (A)	7.125	06-01-31	84,000	86,006
Mortgage real estate investment trusts 0.6%
Apollo Commercial Real Estate Finance, Inc. (A)	4.625	06-15-29	20,000	17,345
Ladder Capital Finance Holdings LLLP (A)	4.750	06-15-29	15,000	14,291
Ladder Capital Finance Holdings LLLP (A)	7.000	07-15-31	34,000	35,263
Rithm Capital Corp. (A)	8.000	04-01-29	64,000	63,862
Starwood Property Trust, Inc. (A)	3.625	07-15-26	18,000	17,253
Starwood Property Trust, Inc. (A)	6.000	04-15-30	14,000	13,723
15	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts (continued)
Starwood Property Trust, Inc. (A)	7.250	04-01-29	39,000	$39,908
Health care 7.6%				2,710,060
Biotechnology 0.1%
Emergent BioSolutions, Inc. (A)	3.875	08-15-28	15,000	12,051
Star Parent, Inc. (A)	9.000	10-01-30	32,000	33,280
Health care equipment and supplies 1.1%
Bausch + Lomb Corp. (A)	8.375	10-01-28	45,000	47,213
Embecta Corp. (A)	5.000	02-15-30	20,000	18,103
Medline Borrower LP (A)	3.875	04-01-29	125,000	116,934
Medline Borrower LP (A)	5.250	10-01-29	116,000	112,358
Medline Borrower LP (A)	6.250	04-01-29	56,000	56,977
Sotera Health Holdings LLC (A)	7.375	06-01-31	35,000	35,842
Health care providers and services 4.1%
AdaptHealth LLC (A)	5.125	03-01-30	85,000	77,869
AthenaHealth Group, Inc. (A)	6.500	02-15-30	44,000	41,614
Community Health Systems, Inc. (A)	5.625	03-15-27	25,000	24,382
Community Health Systems, Inc. (A)	6.875	04-01-28	20,000	16,595
Community Health Systems, Inc. (A)	6.875	04-15-29	16,000	13,513
Community Health Systems, Inc. (A)	8.000	12-15-27	172,000	171,719
Community Health Systems, Inc. (A)	10.875	01-15-32	55,000	58,944
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32	40,000	41,047
DaVita, Inc. (A)	3.750	02-15-31	78,000	67,834
DaVita, Inc. (A)	6.875	09-01-32	62,000	62,323
Global Medical Response, Inc. (8.750% Cash and 1.250% PIK) (A)	10.000	10-31-28	33,183	33,183
LifePoint Health, Inc. (A)	9.875	08-15-30	166,000	181,584
LifePoint Health, Inc. (A)	10.000	06-01-32	33,000	35,210
Molina Healthcare, Inc. (A)	4.375	06-15-28	36,000	34,541
MPH Acquisition Holdings LLC (A)	5.500	09-01-28	39,000	26,496
Pediatrix Medical Group, Inc. (A)	5.375	02-15-30	44,000	42,054
Prime Healthcare Services, Inc. (A)	9.375	09-01-29	34,000	34,553
Radiology Partners, Inc. (4.275% Cash and 3.500% PIK) (A)	7.775	01-31-29	25,274	24,895
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (A)	9.781	02-15-30	13,000	12,220
Surgery Center Holdings, Inc. (A)	7.250	04-15-32	41,000	42,099
Team Health Holdings, Inc. (9.000% Cash and 4.500% PIK) (A)	13.500	06-30-28	30,000	33,788
Tenet Healthcare Corp.	4.625	06-15-28	135,000	130,500
Tenet Healthcare Corp.	6.750	05-15-31	226,000	231,039
Life sciences tools and services 0.1%
Avantor Funding, Inc. (A)	4.625	07-15-28	53,000	51,247
Pharmaceuticals 2.2%
Bausch Health Americas, Inc. (A)	8.500	01-31-27	16,000	12,840
Bausch Health Companies, Inc. (A)	5.500	11-01-25	56,000	54,957
Bausch Health Companies, Inc. (A)	6.250	02-15-29	80,000	49,606
Bausch Health Companies, Inc. (A)	9.000	12-15-25	38,000	37,261
Bausch Health Companies, Inc. (A)	11.000	09-30-28	56,000	51,529
Catalent Pharma Solutions, Inc. (A)	3.500	04-01-30	67,000	64,848
Endo Finance Holdings, Inc. (A)	8.500	04-15-31	46,000	49,184
IQVIA, Inc. (A)	5.000	10-15-26	200,000	197,858
Organon & Company (A)	6.750	05-15-34	200,000	200,380
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	73,000	69,590
Industrials 13.5%				4,802,326
Aerospace and defense 2.4%
Bombardier, Inc. (A)	8.750	11-15-30	172,000	186,365
Spirit AeroSystems, Inc.	3.850	06-15-26	72,000	69,839
Spirit AeroSystems, Inc. (A)	9.750	11-15-30	64,000	71,045
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	16

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
TransDigm, Inc.	4.875	05-01-29	128,000	$122,254
TransDigm, Inc. (A)	6.875	12-15-30	341,000	349,554
Triumph Group, Inc. (A)	9.000	03-15-28	61,000	63,551
Building products 1.1%
Advanced Drainage Systems, Inc. (A)	6.375	06-15-30	17,000	17,136
Builders FirstSource, Inc. (A)	4.250	02-01-32	120,000	107,351
Camelot Return Merger Sub, Inc. (A)	8.750	08-01-28	57,000	57,263
CP Atlas Buyer, Inc. (A)	7.000	12-01-28	15,000	13,728
FXI Holdings, Inc. (A)	12.250	11-15-26	11,000	10,941
Jeld-Wen, Inc. (A)	7.000	09-01-32	18,000	17,839
Masterbrand, Inc. (A)	7.000	07-15-32	21,000	21,511
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32	27,000	27,466
Resideo Funding, Inc. (A)	4.000	09-01-29	19,000	17,440
Resideo Funding, Inc. (A)	6.500	07-15-32	70,000	70,450
Signal Parent, Inc. (A)	6.125	04-01-29	17,000	11,068
Wilsonart LLC (A)	11.000	08-15-32	22,000	21,665
Commercial services and supplies 2.4%
APi Group DE, Inc. (A)	4.750	10-15-29	19,000	18,031
APX Group, Inc. (A)	6.750	02-15-27	36,000	35,908
CoreCivic, Inc.	8.250	04-15-29	29,000	30,454
Enviri Corp. (A)	5.750	07-31-27	33,000	31,806
Garda World Security Corp. (A)	6.000	06-01-29	46,000	43,109
Garda World Security Corp. (A)	8.375	11-15-32	25,000	24,998
Garda World Security Corp. (A)	9.500	11-01-27	44,000	44,036
GFL Environmental, Inc. (A)	4.375	08-15-29	112,000	104,947
GFL Environmental, Inc. (A)	6.750	01-15-31	103,000	106,051
Matthews International Corp. (A)	8.625	10-01-27	70,000	72,204
Prime Security Services Borrower LLC (A)	3.375	08-31-27	36,000	33,880
Prime Security Services Borrower LLC (A)	6.250	01-15-28	203,000	202,784
The Geo Group, Inc.	8.625	04-15-29	72,000	75,312
The Geo Group, Inc.	10.250	04-15-31	22,000	23,580
Construction and engineering 0.8%
Arcosa, Inc. (A)	4.375	04-15-29	23,000	21,704
Brand Industrial Services, Inc. (A)	10.375	08-01-30	41,000	43,466
Fluor Corp.	3.500	12-15-24	36,000	35,828
Foundation Building Materials, Inc. (A)	6.000	03-01-29	28,000	24,739
Global Infrastructure Solutions, Inc. (A)	7.500	04-15-32	52,000	52,871
Great Lakes Dredge & Dock Corp. (A)	5.250	06-01-29	38,000	35,707
Tutor Perini Corp. (A)	11.875	04-30-29	36,000	39,509
VM Consolidated, Inc. (A)	5.500	04-15-29	18,000	17,409
Electrical equipment 0.8%
EMRLD Borrower LP (A)	6.625	12-15-30	52,000	52,885
EMRLD Borrower LP (A)	6.750	07-15-31	34,000	34,758
EnerSys (A)	4.375	12-15-27	18,000	17,317
Sensata Technologies, Inc. (A)	4.375	02-15-30	149,000	138,734
Vertiv Group Corp. (A)	4.125	11-15-28	26,000	24,743
Ground transportation 0.7%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	52,000	50,723
Avis Budget Car Rental LLC (A)	8.000	02-15-31	52,000	53,161
RXO, Inc. (A)	7.500	11-15-27	23,000	23,708
The Hertz Corp. (A)	4.625	12-01-26	89,000	67,234
XPO, Inc. (A)	7.125	06-01-31	58,000	60,032
Industrial conglomerates 0.1%
Rayonier AM Products, Inc. (A)	7.625	01-15-26	30,000	30,010
17	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 1.4%
Allison Transmission, Inc. (A)	5.875	06-01-29	71,000	$70,757
Esab Corp. (A)	6.250	04-15-29	27,000	27,475
Hillenbrand, Inc.	3.750	03-01-31	31,000	27,126
Husky Injection Molding Systems, Ltd. (A)	9.000	02-15-29	17,000	17,491
JB Poindexter & Company, Inc. (A)	8.750	12-15-31	17,000	17,836
Madison IAQ LLC (A)	4.125	06-30-28	30,000	28,473
Madison IAQ LLC (A)	5.875	06-30-29	44,000	41,733
Mueller Water Products, Inc. (A)	4.000	06-15-29	15,000	13,965
Park-Ohio Industries, Inc.	6.625	04-15-27	22,000	21,464
Titan International, Inc.	7.000	04-30-28	18,000	17,456
TK Elevator US Newco, Inc. (A)	5.250	07-15-27	200,000	196,725
Trinity Industries, Inc. (A)	7.750	07-15-28	25,000	25,848
Passenger airlines 1.2%
Air Canada (A)	3.875	08-15-26	26,000	25,152
American Airlines, Inc. (A)	5.750	04-20-29	173,000	171,311
American Airlines, Inc. (A)	8.500	05-15-29	27,000	28,375
JetBlue Airways Corp. (A)	9.875	09-20-31	29,000	30,136
United Airlines, Inc. (A)	4.625	04-15-29	110,000	105,281
VistaJet Malta Finance PLC (A)	9.500	06-01-28	55,000	54,031
Professional services 0.7%
Amentum Holdings, Inc. (A)	7.250	08-01-32	27,000	27,966
CoreLogic, Inc. (A)	4.500	05-01-28	74,000	69,487
SS&C Technologies, Inc. (A)	6.500	06-01-32	154,000	156,761
Trading companies and distributors 1.7%
Beacon Roofing Supply, Inc. (A)	4.500	11-15-26	43,000	42,144
Fortress Transportation and Infrastructure Investors LLC (A)	7.000	05-01-31	86,000	88,444
Global Aircraft Leasing Company, Ltd. (A)	8.750	09-01-27	53,000	54,767
GYP Holdings III Corp. (A)	4.625	05-01-29	19,000	17,935
H&E Equipment Services, Inc. (A)	3.875	12-15-28	50,000	46,168
United Rentals North America, Inc.	4.000	07-15-30	304,000	280,744
WESCO Distribution, Inc. (A)	7.250	06-15-28	85,000	87,000
Transportation infrastructure 0.2%
Imola Merger Corp. (A)	4.750	05-15-29	85,000	82,171
Information technology 4.8%				1,711,042
Communications equipment 1.4%
Ciena Corp. (A)	4.000	01-31-30	22,000	20,301
CommScope LLC (A)	6.000	03-01-26	110,000	107,383
CommScope LLC (A)	8.250	03-01-27	49,000	46,400
CommScope Technologies LLC (A)	6.000	06-15-25	55,000	53,900
Hughes Satellite Systems Corp.	5.250	08-01-26	94,000	85,866
Hughes Satellite Systems Corp.	6.625	08-01-26	70,000	60,557
Viasat, Inc. (A)	5.625	04-15-27	76,000	70,948
Viasat, Inc. (A)	6.500	07-15-28	54,000	40,727
Electronic equipment, instruments and components 0.1%
TTM Technologies, Inc. (A)	4.000	03-01-29	19,000	17,763
Zebra Technologies Corp. (A)	6.500	06-01-32	14,000	14,324
IT services 0.5%
Ahead DB Holdings LLC (A)	6.625	05-01-28	18,000	17,475
Fortress Intermediate 3, Inc. (A)	7.500	06-01-31	24,000	24,950
Go Daddy Operating Company LLC (A)	3.500	03-01-29	76,000	70,140
Newfold Digital Holdings Group, Inc. (A)	6.000	02-15-29	14,000	9,404
Newfold Digital Holdings Group, Inc. (A)	11.750	10-15-28	13,000	12,821
Rackspace Finance LLC (A)	3.500	05-15-28	14,000	8,248
Rackspace Technology Global, Inc. (A)	5.375	12-01-28	27,000	8,101
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	18

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
Unisys Corp. (A)	6.875	11-01-27	15,000	$14,663
Semiconductors and semiconductor equipment 0.3%
Entegris, Inc. (A)	3.625	05-01-29	58,000	53,072
Entegris, Inc. (A)	4.750	04-15-29	72,000	69,751
Software 2.1%
Alteryx, Inc. (A)	8.750	03-15-28	16,000	16,355
Capstone Borrower, Inc. (A)	8.000	06-15-30	17,000	17,767
Cloud Software Group, Inc. (A)	6.500	03-31-29	190,000	185,547
Cloud Software Group, Inc. (A)	9.000	09-30-29	194,000	193,982
Gen Digital, Inc. (A)	6.750	09-30-27	34,000	34,584
McAfee Corp. (A)	7.375	02-15-30	103,000	99,302
Open Text Holdings, Inc. (A)	4.125	12-01-31	135,000	121,244
Rocket Software, Inc. (A)	9.000	11-28-28	21,000	21,876
UKG, Inc. (A)	6.875	02-01-31	34,000	34,833
Veritas US, Inc. (A)	7.500	09-01-25	30,000	28,551
Technology hardware, storage and peripherals 0.4%
NCR Voyix Corp. (A)	5.000	10-01-28	35,000	33,669
Seagate HDD Cayman	4.125	01-15-31	115,000	103,417
Xerox Holdings Corp. (A)	5.500	08-15-28	16,000	13,121
Materials 9.8%				3,490,174
Chemicals 2.6%
Ashland, Inc.	6.875	05-15-43	14,000	14,857
CVR Partners LP (A)	6.125	06-15-28	22,000	21,108
INEOS Finance PLC (A)	7.500	04-15-29	200,000	206,340
INEOS Quattro Finance 2 PLC (A)	9.625	03-15-29	200,000	211,865
Ingevity Corp. (A)	3.875	11-01-28	15,000	13,803
LSB Industries, Inc. (A)	6.250	10-15-28	26,000	25,153
LSF11 A5 HoldCo LLC (A)	6.625	10-15-29	19,000	19,371
Methanex Corp.	5.125	10-15-27	36,000	35,035
NOVA Chemicals Corp. (A)	4.250	05-15-29	78,000	71,059
Nufarm Australia, Ltd. (A)	5.000	01-27-30	36,000	33,360
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28	48,000	45,962
The Chemours Company (A)	5.750	11-15-28	18,000	16,615
The Scotts Miracle-Gro Company	4.500	10-15-29	27,000	25,504
The Scotts Miracle-Gro Company	5.250	12-15-26	18,000	17,986
Trinseo Materials Operating SCA (A)	5.375	09-01-25	79,000	71,081
Tronox, Inc. (A)	4.625	03-15-29	57,000	51,715
WR Grace Holdings LLC (A)	4.875	06-15-27	36,000	35,325
WR Grace Holdings LLC (A)	5.625	08-15-29	12,000	11,084
Construction materials 1.3%
American Builders & Contractors Supply Company, Inc. (A)	3.875	11-15-29	31,000	28,191
Knife River Corp. (A)	7.750	05-01-31	17,000	17,809
Oscar AcquisitionCo LLC (A)	9.500	04-15-30	29,000	28,332
Smyrna Ready Mix Concrete LLC (A)	8.875	11-15-31	97,000	101,888
Standard Industries, Inc. (A)	6.500	08-15-32	192,000	193,194
Summit Materials LLC (A)	7.250	01-15-31	34,000	35,325
White Cap Buyer LLC (A)	6.875	10-15-28	28,000	28,092
White Cap Parent LLC (8.250% Cash or 9.000% PIK) (A)	8.250	03-15-26	21,000	21,017
Containers and packaging 3.0%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27	200,000	199,434
Ball Corp.	6.875	03-15-28	104,000	106,902
Berry Global, Inc. (A)	4.500	02-15-26	122,000	120,363
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	35,000	35,510
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30	39,000	39,605
19	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Crown Americas LLC	4.250	09-30-26	88,000	$86,148
Crown Cork & Seal Company, Inc.	7.375	12-15-26	34,000	35,306
Graham Packaging Company, Inc. (A)	7.125	08-15-28	36,000	35,020
Iris Holding, Inc. (A)	10.000	12-15-28	16,000	14,041
LABL, Inc. (A)	8.625	10-01-31	54,000	52,046
Mauser Packaging Solutions Holding Company (A)	7.875	04-15-27	69,000	70,898
Mauser Packaging Solutions Holding Company (A)	9.250	04-15-27	56,000	57,269
Owens-Brockway Glass Container, Inc. (A)	7.375	06-01-32	54,000	52,834
Sealed Air Corp. (A)	6.125	02-01-28	141,000	142,498
Trident TPI Holdings, Inc. (A)	12.750	12-31-28	20,000	21,945
Metals and mining 2.6%
Amsted Industries, Inc. (A)	4.625	05-15-30	34,000	31,715
ATI, Inc.	5.875	12-01-27	70,000	69,434
Cleveland-Cliffs, Inc. (A)	6.875	11-01-29	115,000	115,446
FMG Resources August 2006 Pty, Ltd. (A)	4.375	04-01-31	113,000	102,870
GrafTech Finance, Inc. (A)	4.625	12-15-28	70,000	49,532
Hudbay Minerals, Inc. (A)	4.500	04-01-26	30,000	29,625
IAMGOLD Corp. (A)	5.750	10-15-28	22,000	21,449
Kaiser Aluminum Corp. (A)	4.500	06-01-31	58,000	51,777
Mineral Resources, Ltd. (A)	9.250	10-01-28	81,000	85,275
Novelis Corp. (A)	3.250	11-15-26	146,000	140,469
Novelis Corp. (A)	4.750	01-30-30	69,000	64,644
Samarco Mineracao SA (0.000% Cash and 9.000% PIK) (A)	9.000	06-30-31	61,350	58,261
SunCoke Energy, Inc. (A)	4.875	06-30-29	59,000	53,275
Vibrantz Technologies, Inc. (A)	9.000	02-15-30	43,000	40,284
Paper and forest products 0.3%
Domtar Corp. (A)	6.750	10-01-28	11,000	10,058
Glatfelter Corp. (A)	4.750	11-15-29	13,000	11,680
Glatfelter Corp. (A)	7.250	11-15-31	60,000	59,490
Mercer International, Inc.	5.500	01-15-26	44,000	44,000
Real estate 2.8%				1,000,208
Health care REITs 0.3%
Diversified Healthcare Trust	4.750	02-15-28	13,000	11,499
MPT Operating Partnership LP	3.500	03-15-31	63,000	44,613
MPT Operating Partnership LP	4.625	08-01-29	28,000	21,776
MPT Operating Partnership LP	5.250	08-01-26	30,000	28,376
Hotel and resort REITs 0.4%
Service Properties Trust	4.750	10-01-26	47,000	44,416
Service Properties Trust	4.950	10-01-29	58,000	46,356
Service Properties Trust	8.375	06-15-29	25,000	24,432
Service Properties Trust	8.875	06-15-32	46,000	42,772
Office REITs 0.2%
Brandywine Operating Partnership LP	8.300	03-15-28	20,000	21,013
Brandywine Operating Partnership LP	8.875	04-12-29	16,000	17,340
Office Properties Income Trust (A)	9.000	09-30-29	17,000	14,337
Real estate management and development 0.6%
Cushman & Wakefield US Borrower LLC (A)	8.875	09-01-31	16,000	17,239
Forestar Group, Inc. (A)	3.850	05-15-26	54,000	52,629
Hunt Companies, Inc. (A)	5.250	04-15-29	12,000	11,376
Kennedy-Wilson, Inc.	4.750	03-01-29	43,000	39,420
Kennedy-Wilson, Inc.	5.000	03-01-31	40,000	35,326
The Howard Hughes Corp. (A)	4.375	02-01-31	67,000	60,042
Specialized REITs 1.3%
Iron Mountain, Inc. (A)	4.875	09-15-29	131,000	126,160
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	20

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
Iron Mountain, Inc. (A)	5.250	07-15-30	126,000	$121,825
SBA Communications Corp.	3.875	02-15-27	88,000	85,170
Uniti Group LP (A)	4.750	04-15-28	124,000	113,985
Uniti Group LP (A)	6.000	01-15-30	24,000	20,106
Utilities 3.4%				1,184,337
Electric utilities 1.1%
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	66,000	69,244
NRG Energy, Inc. (A)	6.000	02-01-33	270,000	268,506
PG&E Corp.	5.250	07-01-30	53,000	51,651
Gas utilities 0.5%
AmeriGas Partners LP	5.750	05-20-27	37,000	35,685
AmeriGas Partners LP	5.875	08-20-26	54,000	52,912
Ferrellgas LP (A)	5.875	04-01-29	66,000	61,601
Suburban Propane Partners LP (A)	5.000	06-01-31	37,000	33,935
Independent power and renewable electricity producers 1.8%
Calpine Corp. (A)	4.500	02-15-28	35,000	33,710
Calpine Corp. (A)	4.625	02-01-29	56,000	53,102
Calpine Corp. (A)	5.125	03-15-28	35,000	34,207
Clearway Energy Operating LLC (A)	3.750	01-15-32	39,000	34,560
NextEra Energy Operating Partners LP (A)	4.500	09-15-27	219,000	210,241
Talen Energy Supply LLC (A)	8.625	06-01-30	39,000	42,070
Vistra Operations Company LLC (A)	5.000	07-31-27	53,000	52,303
Vistra Operations Company LLC (A)	5.625	02-15-27	151,000	150,610

	Yield (%)	Shares	Value
Short-term investments 0.3%			$102,032
(Cost $102,032)
Short-term funds 0.3%			102,032
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.8111(C)	102,032	102,032

Total investments (Cost $34,510,838) 98.4%	$34,917,956
Other assets and liabilities, net 1.6%	569,985
Total net assets 100.0%	$35,487,941

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $29,323,037 or 82.6% of the fund’s net assets as of 10-31-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	The rate shown is the annualized seven-day yield as of 10-31-24.
The fund had the following country composition as a percentage of net assets on 10-31-24:
United States	88.0%
Canada	3.6%
United Kingdom	2.2%
Italy	1.0%
Other countries	5.2%
TOTAL	100.0%
21	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

MORTGAGE-BACKED SECURITIES ETF

As of 10-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 60.4%				$35,020,491
(Cost $36,280,000)
U.S. Government 0.8%				470,049
U.S. Treasury
Note	3.500	09-30-29	50,000	48,559
Note	3.875	10-15-27	250,000	248,281
Note	4.375	05-15-34	172,000	173,209
U.S. Government Agency 59.6%				34,550,442
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	01-01-51	639,493	512,638
30 Yr Pass Thru	2.000	03-01-51	339,442	271,471
30 Yr Pass Thru	2.000	08-01-51	261,079	209,616
30 Yr Pass Thru	2.000	09-01-51	222,329	178,713
30 Yr Pass Thru	2.000	11-01-51	379,056	301,376
30 Yr Pass Thru	2.000	12-01-51	556,642	441,699
30 Yr Pass Thru	2.000	12-01-51	749,037	595,069
30 Yr Pass Thru	2.000	01-01-52	478,925	380,479
30 Yr Pass Thru	2.000	02-01-52	413,876	331,001
30 Yr Pass Thru	2.500	08-01-50	144,642	122,069
30 Yr Pass Thru	2.500	01-01-51	281,532	236,365
30 Yr Pass Thru	2.500	09-01-51	154,819	130,174
30 Yr Pass Thru	2.500	09-01-51	233,245	194,950
30 Yr Pass Thru	2.500	09-01-51	238,703	198,393
30 Yr Pass Thru	2.500	10-01-51	803,979	667,958
30 Yr Pass Thru	2.500	10-01-51	291,127	243,874
30 Yr Pass Thru	2.500	11-01-51	185,893	155,721
30 Yr Pass Thru	2.500	01-01-52	225,319	189,452
30 Yr Pass Thru	2.500	04-01-52	114,586	96,167
30 Yr Pass Thru	3.000	08-01-50	192,610	166,497
30 Yr Pass Thru	3.000	05-01-51	235,280	206,029
30 Yr Pass Thru	3.000	06-01-51	208,606	181,824
30 Yr Pass Thru	3.000	01-01-52	254,145	219,689
30 Yr Pass Thru	3.000	01-01-52	495,008	430,218
30 Yr Pass Thru	3.500	09-01-47	298,789	271,523
30 Yr Pass Thru	3.500	03-01-52	210,275	189,049
30 Yr Pass Thru	3.500	04-01-52	106,462	95,616
30 Yr Pass Thru	3.500	04-01-52	87,181	78,680
30 Yr Pass Thru	3.500	05-01-52	198,660	179,600
30 Yr Pass Thru	3.500	07-01-52	265,237	239,044
30 Yr Pass Thru	3.500	09-01-52	371,938	334,394
30 Yr Pass Thru	4.000	05-01-52	209,611	194,498
30 Yr Pass Thru	4.000	07-01-52	188,128	174,211
30 Yr Pass Thru	4.000	09-01-52	188,248	175,031
30 Yr Pass Thru	4.000	09-01-52	128,943	120,492
30 Yr Pass Thru	4.000	10-01-52	284,295	264,775
30 Yr Pass Thru	4.500	07-01-52	756,666	723,579
30 Yr Pass Thru	4.500	08-01-52	253,734	243,559
30 Yr Pass Thru	4.500	10-01-52	115,669	110,633
30 Yr Pass Thru	4.500	08-01-53	307,391	294,008
30 Yr Pass Thru	5.000	06-01-53	299,698	292,367
30 Yr Pass Thru	5.000	06-01-53	635,173	618,137
30 Yr Pass Thru	5.000	07-01-53	193,735	189,386
30 Yr Pass Thru	5.000	07-01-53	140,443	137,686
30 Yr Pass Thru	5.000	08-01-53	175,278	170,522
30 Yr Pass Thru	5.000	03-01-54	204,828	200,806
30 Yr Pass Thru	5.000	10-01-54	305,000	297,616
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	22

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	12-01-52	294,697	$293,650
30 Yr Pass Thru	5.500	04-01-53	193,110	191,585
30 Yr Pass Thru	5.500	07-01-53	378,154	377,402
30 Yr Pass Thru	5.500	10-01-53	223,644	223,003
30 Yr Pass Thru	5.500	03-01-54	89,638	88,933
Federal National Mortgage Association
30 Yr Pass Thru	2.000	10-01-50	382,483	305,893
30 Yr Pass Thru	2.000	02-01-51	338,785	271,158
30 Yr Pass Thru	2.000	03-01-51	123,188	98,636
30 Yr Pass Thru	2.000	04-01-51	665,784	533,714
30 Yr Pass Thru	2.000	07-01-51	260,856	209,763
30 Yr Pass Thru	2.000	07-01-51	208,878	167,051
30 Yr Pass Thru	2.000	07-01-51	546,326	436,929
30 Yr Pass Thru	2.000	07-01-51	180,125	144,056
30 Yr Pass Thru	2.000	07-01-51	206,382	165,249
30 Yr Pass Thru	2.000	08-01-51	337,341	270,845
30 Yr Pass Thru	2.000	08-01-51	238,089	189,595
30 Yr Pass Thru	2.000	09-01-51	492,904	396,976
30 Yr Pass Thru	2.000	09-01-51	600,326	479,365
30 Yr Pass Thru	2.000	10-01-51	581,833	467,689
30 Yr Pass Thru	2.500	04-01-51	237,087	196,457
30 Yr Pass Thru	2.500	05-01-51	201,363	167,736
30 Yr Pass Thru	2.500	07-01-51	253,372	213,277
30 Yr Pass Thru	2.500	07-01-51	299,772	249,149
30 Yr Pass Thru	2.500	08-01-51	451,670	379,207
30 Yr Pass Thru	2.500	08-01-51	493,722	414,975
30 Yr Pass Thru	2.500	08-01-51	266,306	223,665
30 Yr Pass Thru	2.500	08-01-51	180,304	149,405
30 Yr Pass Thru	2.500	08-01-51	552,849	459,488
30 Yr Pass Thru	2.500	11-01-51	307,192	256,180
30 Yr Pass Thru	2.500	12-01-51	229,379	192,507
30 Yr Pass Thru	2.500	12-01-51	618,351	519,146
30 Yr Pass Thru	2.500	01-01-52	227,904	190,913
30 Yr Pass Thru	2.500	03-01-52	228,883	190,017
30 Yr Pass Thru	2.500	04-01-52	399,849	335,574
30 Yr Pass Thru	3.000	11-01-46	307,711	270,897
30 Yr Pass Thru	3.000	11-01-46	182,205	160,407
30 Yr Pass Thru	3.000	05-01-50	197,087	172,646
30 Yr Pass Thru	3.000	07-01-50	272,769	235,873
30 Yr Pass Thru	3.000	09-01-50	81,862	71,249
30 Yr Pass Thru	3.000	11-01-50	211,274	185,536
30 Yr Pass Thru	3.000	07-01-51	182,678	159,111
30 Yr Pass Thru	3.000	10-01-51	256,996	221,512
30 Yr Pass Thru	3.000	11-01-51	80,901	69,730
30 Yr Pass Thru	3.000	12-01-51	467,269	406,256
30 Yr Pass Thru	3.000	01-01-52	167,995	146,374
30 Yr Pass Thru	3.000	01-01-52	147,095	128,347
30 Yr Pass Thru	3.000	02-01-52	255,051	221,987
30 Yr Pass Thru	3.000	03-01-52	191,821	167,074
30 Yr Pass Thru	3.000	03-01-52	308,210	268,255
30 Yr Pass Thru	3.000	03-01-52	175,363	152,016
30 Yr Pass Thru	3.000	03-01-52	104,614	90,235
30 Yr Pass Thru	3.000	04-01-52	120,294	103,759
30 Yr Pass Thru	3.000	04-01-52	221,539	192,612
30 Yr Pass Thru	3.000	04-01-52	421,505	366,994
30 Yr Pass Thru	3.500	12-01-46	140,927	128,727
30 Yr Pass Thru	3.500	02-01-48	216,797	197,014
23	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-49	246,448	$222,572
30 Yr Pass Thru	3.500	01-01-50	450,071	406,328
30 Yr Pass Thru	3.500	04-01-51	184,585	167,452
30 Yr Pass Thru	3.500	06-01-51	104,594	94,265
30 Yr Pass Thru	3.500	08-01-51	295,747	266,171
30 Yr Pass Thru	3.500	12-01-51	121,586	110,567
30 Yr Pass Thru	3.500	03-01-52	118,718	107,439
30 Yr Pass Thru	3.500	04-01-52	139,299	125,237
30 Yr Pass Thru	3.500	04-01-52	175,299	157,439
30 Yr Pass Thru	3.500	06-01-52	262,099	235,806
30 Yr Pass Thru	3.500	07-01-52	157,718	141,452
30 Yr Pass Thru	3.500	09-01-52	208,509	187,266
30 Yr Pass Thru	4.000	04-01-47	94,499	88,845
30 Yr Pass Thru	4.000	03-01-48	110,458	103,641
30 Yr Pass Thru	4.000	06-01-49	91,512	85,922
30 Yr Pass Thru	4.000	06-01-49	98,290	92,439
30 Yr Pass Thru	4.000	04-01-50	98,478	92,555
30 Yr Pass Thru	4.000	05-01-52	307,413	287,651
30 Yr Pass Thru	4.000	06-01-52	238,909	222,580
30 Yr Pass Thru	4.000	06-01-52	158,781	147,928
30 Yr Pass Thru	4.000	06-01-52	157,911	147,562
30 Yr Pass Thru	4.000	06-01-52	428,502	400,821
30 Yr Pass Thru	4.000	07-01-52	235,677	220,084
30 Yr Pass Thru	4.000	09-01-52	207,423	192,403
30 Yr Pass Thru	4.000	09-01-52	262,677	244,723
30 Yr Pass Thru	4.000	10-01-52	432,347	402,661
30 Yr Pass Thru	4.500	06-01-52	299,311	287,309
30 Yr Pass Thru	4.500	07-01-52	241,361	229,646
30 Yr Pass Thru	4.500	07-01-52	103,266	98,319
30 Yr Pass Thru	4.500	07-01-52	93,855	89,856
30 Yr Pass Thru	4.500	09-01-52	416,847	399,506
30 Yr Pass Thru	4.500	09-01-52	255,000	242,623
30 Yr Pass Thru	4.500	10-01-52	130,778	125,084
30 Yr Pass Thru	4.500	11-01-52	83,822	80,173
30 Yr Pass Thru	4.500	06-01-53	74,221	70,642
30 Yr Pass Thru	4.500	07-01-53	314,167	300,489
30 Yr Pass Thru	5.000	09-01-52	185,818	181,305
30 Yr Pass Thru	5.000	06-01-53	177,264	173,081
30 Yr Pass Thru	5.000	07-01-53	108,206	105,878
30 Yr Pass Thru	5.000	07-01-53	252,967	246,182
30 Yr Pass Thru	5.000	04-01-54	148,179	144,066
30 Yr Pass Thru	5.500	10-01-52	152,087	151,794
30 Yr Pass Thru	5.500	11-01-53	454,000	449,862
30 Yr Pass Thru	5.500	02-01-54	200,403	198,765

30 Yr Pass Thru	5.500	06-01-54	201,863	201,600
Collateralized mortgage obligations 24.6%				$14,217,609
(Cost $14,750,359)
Commercial and residential 17.4%				10,059,256
A&D Mortgage Trust
Series 2024-NQM4, Class M1 (A)(B)	5.929	08-25-69	200,000	198,042
Agate Bay Mortgage Trust
Series 2013-1, Class A1 (A)(B)	3.500	07-25-43	161,129	146,640
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A2 (A)(B)	2.410	04-25-65	74,730	69,950
Series 2024-10, Class M1 (A)(B)	6.007	10-25-69	200,000	198,370
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	185,090	182,172
Arizona Biltmore Trust
Series 2024-BILT, Class C (A)	6.361	06-11-29	200,000	201,576
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	24

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Arroyo Mortgage Trust
Series 2019-1, Class A3 (A)(B)	4.208	01-25-49	130,475	$126,585
BANK
Series 2024-BNK47, Class A5	5.716	06-15-57	309,000	323,083
BBCMS Mortgage Trust
Series 2024-5C27, Class B (B)	6.700	07-15-57	200,000	206,533
Series 2024-5C29, Class B (B)	5.858	09-15-57	295,000	295,894
Series 2024-C26, Class A5	5.829	05-15-57	225,000	237,386
Series 2024-C28, Class A5	5.403	09-15-57	200,000	204,583
Series 2024-C30, Class A5 (C)	5.532	11-15-57	250,000	257,490
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (A)(B)	2.316	02-25-49	100,000	80,342
Bunker Hill Loan Depositary Trust
Series 2019-3, Class M1 (A)	3.269	11-25-59	100,000	94,125
BX Trust
Series 2019-OC11, Class D (A)(B)	3.944	12-09-41	300,000	271,795
COLT Mortgage Loan Trust
Series 2021-4, Class B1 (A)(B)	3.764	10-25-66	200,000	150,231
Series 2021-HX1, Class B1 (A)(B)	3.110	10-25-66	100,000	73,788
Series 2024-5, Class M1 (A)(B)	5.655	08-25-69	200,000	195,968
Cross Mortgage Trust
Series 2024-H2, Class A3 (6.518% to 3-1-28, then 7.518% thereafter) (A)	6.518	04-25-69	181,465	182,003
Series 2024-H7, Class B1A (A)(B)	7.048	11-25-69	200,000	199,648
CSMC Trust
Series 2022-NQM4, Class A1A (4.819% to 6-1-26, then 5.819% thereafter) (A)	4.819	06-25-67	252,459	250,490
Ellington Financial Mortgage Trust
Series 2022-3, Class A1 (5.000% to 7-1-26, then 6.000% thereafter) (A)	5.000	08-25-67	278,766	276,847
Series 2022-4, Class A1 (5.900% to 12-1-26, then 6.900% thereafter) (A)	5.900	09-25-67	279,348	280,072
Flagstar Mortgage Trust
Series 2021-3INV, Class A18 (A)(B)	5.000	06-25-51	247,116	238,402
Series 2021-6INV, Class A4 (A)(B)	2.500	08-25-51	188,314	152,107
GCAT
Series 2024-NQM2, Class M1 (A)(B)	6.569	06-25-59	200,000	201,101
GS Mortgage-Backed Securities Trust
Series 2023-PJ2, Class A3 (A)(B)	5.000	05-25-53	263,084	252,448
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (A)	6.250	08-25-67	76,605	76,330
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15 (A)(B)	3.500	05-25-50	130,571	116,065
Series 2019-INV3, Class B3 (A)(B)	4.360	05-25-50	209,799	186,970
Series 2021-14, Class A12 (A)(B)	5.000	05-25-52	331,119	319,496
Series 2022-DSC1, Class A1 (A)(B)	4.750	01-25-63	208,745	202,624
MFA Trust
Series 2020-NQM3, Class M1 (A)(B)	2.654	01-26-65	100,000	88,187
Series 2023-NQM1, Class A2 (5.750% to 1-1-27, then 6.750% thereafter) (A)	5.750	11-25-67	120,338	119,618
New Residential Mortgage Loan Trust
Series 2019-4A, Class A1B (A)(B)	3.500	12-25-58	58,061	53,813
OBX Trust
Series 2020-EXP2, Class A8 (A)(B)	3.000	05-25-60	72,921	62,365
Series 2023-NQM10, Class A3 (A)	7.173	10-25-63	184,154	186,774
Series 2024-NQM12, Class A2 (A)	5.779	07-25-64	243,653	243,345
Ready Capital Mortgage Trust
Series 2019-5, Class E (A)(B)	5.289	02-25-52	250,000	215,565
Residential Mortgage Loan Trust
Series 2019-3, Class B2 (A)(B)	5.664	09-25-59	250,000	237,528
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41	200,000	202,169
Toorak Mortgage Trust
Series 2024-RRTL2, Class A1 (A)	5.504	09-25-39	200,000	197,975
Towd Point Mortgage Trust
Series 2019-4, Class B1B (A)(B)	3.500	10-25-59	315,000	240,355
Series 2024-4, Class A1B (A)(B)	4.381	10-27-64	200,000	192,459
Verus Securitization Trust
Series 2020-5, Class A1 (A)	2.218	05-25-65	66,584	63,467
25	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-1, Class A2 (A)(B)	1.052	01-25-66	69,770	$61,863
Series 2021-3, Class A3 (A)(B)	1.437	06-25-66	67,971	57,689
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	72,068	71,447
Series 2023-6, Class M1 (A)(B)	7.458	09-25-68	100,000	101,747
Series 2024-1, Class A3 (6.118% to 1-1-28, then 7.118% thereafter) (A)	6.118	01-25-69	210,502	210,691
Series 2024-2, Class A3 (6.501% to 2-1-28, then 7.501% thereafter) (A)	6.501	02-25-69	159,721	160,535
Series 2024-4, Class M1 (A)(B)	6.700	06-25-69	200,000	201,631
Series 2024-7, Class M1 (A)(B)	5.599	09-25-69	200,000	196,170
Visio Trust
Series 2019-2, Class A1 (A)(B)	2.722	11-25-54	26,576	25,792
Series 2020-1, Class A3 (A)(B)	3.521	08-25-55	176,000	160,862
Wells Fargo Commercial Mortgage Trust
Series 2024-C63, Class A5	5.309	08-15-57	255,000	258,053
U.S. Government Agency 7.2%				4,158,353
Federal Home Loan Mortgage Corp.
Series 2019-HQA2, Class B1 (30 day Average SOFR + 4.214%) (A)(D)	9.071	04-25-49	200,000	214,000
Series 2022-DNA3, Class M2 (30 day Average SOFR + 4.350%) (A)(D)	9.207	04-25-42	435,000	463,459
Series 5150, Class IS IO	0.000	08-25-51	1,741,000	136,983
Series 5250, Class AY	2.000	01-25-55	449,991	271,028
Series K109, Class X1 IO	1.575	04-25-30	1,968,424	134,753
Series K116, Class X1 IO	1.419	07-25-30	2,714,146	171,022
Series K118, Class X1 IO	0.954	09-25-30	3,162,003	141,037
Series X2FX, Class X1 IO	0.635	09-25-25	7,097,594	64,749
Federal National Mortgage Association
Series 2022-22, Class B	2.000	07-25-54	400,000	235,576
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (A)(D)	9.357	01-25-42	300,000	316,447
Series 2022-R06, Class 1M2 (30 day Average SOFR + 3.850%) (A)(D)	8.707	05-25-42	300,000	317,984
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(D)	8.757	04-25-43	200,000	213,830
Series 2023-R04, Class 1B1 (30 day Average SOFR + 5.350%) (A)(D)	10.207	05-25-43	300,000	331,447
Government National Mortgage Association
Series 2014-135, Class IO	0.413	01-16-56	13,571,006	268,289
Series 2017-159, Class IO	0.431	06-16-59	3,811,712	96,844
Series 2018-23, Class IO	0.586	11-16-59	1,250,920	43,624
Series 2021-178, Class IA IO	0.100	10-16-61	37,318,353	179,027
Series 2022-141, Class BC	2.100	06-16-64	265,000	144,909
Series 2023-197, Class IO	1.317	09-16-65	1,635,456	141,251

Series 2024-161, Class IO	0.743	06-16-64	5,000,000	272,094
Asset backed securities 14.1%				$8,184,566
(Cost $8,136,987)
Asset backed securities 14.1%				8,184,566
Amur Equipment Finance Receivables XIV LLC
Series 2024-2A, Class D (A)	5.970	10-20-31	150,000	151,476
Apex Credit CLO, Ltd.
Series 2019-2A, Class D (3 month CME Term SOFR + 4.312%) (A)(D)	8.937	10-25-32	150,000	150,168
Blue Stream Issuer LLC
Series 2024-1A, Class B (A)	6.043	11-20-54	250,000	249,986
Business Jet Securities
Series 2024-2A, Class A (A)	5.364	09-15-39	197,222	193,817
Capital Automotive REIT
Series 2024-2A, Class A2 (A)	5.250	05-15-54	99,479	98,635
CARS-DB6 LP
Series 2022-1A, Class B (A)	4.680	03-15-52	175,000	159,301
Carvana Auto Receivables Trust
Series 2023-P5, Class C (A)	6.550	02-11-30	224,000	230,545
CLI Funding VIII LLC
Series 2021-1A, Class B (A)	2.380	02-18-46	183,379	165,357
Series 2022-1A, Class B (A)	3.120	01-18-47	108,005	95,583
Concord Music Royalties LLC
Series 2024-1A, Class A (A)	5.644	10-20-74	200,000	197,942
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	26

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CyrusOne Data Centers Issuer I LLC
Series 2024-3A, Class A2 (A)	4.650	05-20-49	300,000	$274,595
DB Master Finance LLC
Series 2021-1A, Class A23 (A)	2.791	11-20-51	194,500	165,022
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	200,000	184,228
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2II (A)	3.151	04-25-51	291,750	255,412
Driven Brands Funding LLC
Series 2024-1A, Class A2 (A)	6.372	10-20-54	249,375	253,470
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (A)	3.320	08-27-35	71,180	65,762
EnFin Residential Solar Receivables Trust
Series 2024-1A, Class A (A)	6.650	02-20-55	279,777	286,056
ExteNet Systems
Series 2024-1A, Class B (A)	6.150	07-25-54	200,000	199,322
Fip Master Funding LLC
Series 2024-1A, Class A2 (A)	5.130	10-15-54	200,000	194,468
FirstKey Homes Trust
Series 2021-SFR2, Class E1 (A)	2.258	09-17-38	200,000	186,507
Hotwire Funding LLC
Series 2024-1A, Class B (A)	6.672	06-20-54	250,000	253,678
Invitation Homes Trust
Series 2024-SFR1, Class B (A)	4.000	09-17-41	250,000	234,674
LCM XV LP
Series 15A, Class DR (3 month CME Term SOFR + 3.962%) (A)(D)	8.579	07-20-30	250,000	251,009
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B (A)	7.460	10-20-52	250,000	255,623
MVW LLC
Series 2023-2A, Class C (A)	7.060	11-20-40	77,564	79,132
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	294,750	300,782
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1 (A)	2.410	10-20-61	250,000	221,341
Progress Residential Trust
Series 2021-SFR3, Class E2 (A)	2.688	05-17-26	150,000	143,669
Series 2021-SFR4, Class E1 (A)	2.409	05-17-38	150,000	142,436
Series 2021-SFR5, Class E2 (A)	2.359	07-17-38	225,000	212,928
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class B (A)	5.775	09-15-49	200,000	196,017
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	250,000	254,774
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	198,500	200,683
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	158,125	147,991
STORE Master Funding LLC
Series 2019-1, Class A2 (A)	3.650	11-20-49	188,850	156,803
Series 2024-1A, Class A2 (A)	5.700	05-20-54	249,375	250,630
Subway Funding LLC
Series 2024-1A, Class A23 (A)	6.505	07-30-54	299,250	303,624
Switch ABS Issuer LLC
Series 2024-2A, Class B (A)	6.200	06-25-54	200,000	199,834
Taco Bell Funding LLC
Series 2021-1A, Class A23 (A)	2.542	08-25-51	176,850	147,394
Tricon Residential Trust
Series 2024-SFR4, Class D (A)(C)	5.350	11-17-29	250,000	242,216
VB-S1 Issuer LLC
Series 2022-1A, Class F (A)	5.268	02-15-52	250,000	231,676

	Yield (%)	Shares	Value
Short-term investments 1.7%			$966,878
(Cost $966,790)
Short-term funds 1.7%			966,878
John Hancock Collateral Trust (E)	4.6622(F)	96,658	966,878

27	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $60,134,136) 100.8%	$58,389,544
Other assets and liabilities, net (0.8%)	(476,391)
Total net assets 100.0%	$57,913,153

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $18,317,967 or 31.6% of the fund’s net assets as of 10-31-24.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 10-31-24.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	12	Long	Dec 2024	$1,364,626	$1,325,625	$(39,001)
5-Year U.S. Treasury Note Futures	9	Long	Dec 2024	974,347	965,109	(9,238)
						$(48,239)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
PREFERRED INCOME ETF

As of 10-31-24 (unaudited)
	Shares	Value
Preferred securities 51.3%		$22,617,689
(Cost $21,881,148)
Communication services 3.3%		1,454,919
Wireless telecommunication services 3.3%
Telephone & Data Systems, Inc., 6.000%	21,130	395,976
Telephone & Data Systems, Inc., 6.625%	14,975	308,186
U.S. Cellular Corp., 5.500%	7,181	161,716
U.S. Cellular Corp., 5.500%	7,317	164,633
U.S. Cellular Corp., 6.250%	18,083	424,408
Consumer discretionary 0.7%		304,930
Broadline retail 0.7%
Qurate Retail, Inc., 8.000%	5,875	222,780
QVC, Inc., 6.250%	6,271	82,150
Financials 33.6%		14,819,378
Banks 12.5%
Bank of America Corp., 6.450%	9,313	245,304
Bank of America Corp., 7.250%	386	476,710
Bank of Hawaii Corp., 8.000%	8,039	215,124
Citigroup Capital XIII, 11.221% (3 month CME Term SOFR + 6.632%) (A)	22,924	694,368
Citizens Financial Group, Inc., 7.375%	16,654	451,323
Fifth Third Bancorp, 6.000%	13,530	333,785
First Citizens BancShares, Inc., 5.375%	6,328	147,885
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	10,356	269,049
KeyCorp, 5.650%	11,220	261,426
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	7,419	188,814
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	28

	Shares	Value
Financials (continued)
Banks (continued)
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	5,473	$136,551
M&T Bank Corp., 7.500%	12,855	351,199
Regions Financial Corp., 4.450%	10,234	196,390
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	15,250	394,060
Synovus Financial Corp., 8.185% (3 month CME Term SOFR + 3.614%) (A)	3,952	99,669
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (A)	17,029	450,417
Wells Fargo & Company, 7.500%	318	392,692
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	8,492	216,376
Capital markets 6.1%
Affiliated Managers Group, Inc., 6.750%	20,750	533,068
Brookfield Finance, Inc., 4.625%	18,735	346,035
Carlyle Finance LLC, 4.625%	2,077	40,585
Morgan Stanley, 6.375%	15,672	398,226
Morgan Stanley, 6.500%	10,924	285,116
Morgan Stanley, 6.625%	5,533	146,071
Morgan Stanley, 6.875%	6,853	173,381
Morgan Stanley, 7.125%	11,656	295,130
TPG Operating Group II LP, 6.950%	17,881	463,297
Consumer finance 1.2%
Capital One Financial Corp., 5.000%	5,249	108,707
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	16,770	435,349
Financial services 2.4%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	17,770	479,790
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	4,543	123,115
KKR Group Finance Company IX LLC, 4.625%	17,864	350,134
National Rural Utilities Cooperative Finance Corp., 5.500%	3,376	83,759
Insurance 11.4%
AEGON Funding Company LLC, 5.100%	19,247	418,237
American Financial Group, Inc., 5.125%	9,509	213,762
American National Group, Inc., 5.950% (5.950% to 12-1-24, then 5 Year CMT + 4.322%)	2,564	64,408
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	14,876	377,702
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	24,719	619,705
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%)	21,735	582,281
Brighthouse Financial, Inc., 6.600%	23,646	586,421
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	7,378	157,815
F&G Annuities & Life, Inc., 7.950%	15,068	409,247
Lincoln National Corp., 9.000%	16,361	463,507
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	21,287	567,086
RenaissanceRe Holdings, Ltd., 4.200%	9,196	168,931
The Allstate Corp., 7.375%	6,305	171,622
Unum Group, 6.250%	9,506	235,749
Industrials 0.8%		336,825
Aerospace and defense 0.2%
The Boeing Company, 6.000%	1,650	88,655
Trading companies and distributors 0.6%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	9,545	248,170
Information technology 0.4%		179,914
Technology hardware, storage and peripherals 0.4%
Hewlett Packard Enterprise Company, 7.625%	3,110	179,914
Real estate 1.4%		626,921
Hotel and resort REITs 0.4%
Pebblebrook Hotel Trust, 6.375%	8,747	199,344
29	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Office REITs 0.7%
Vornado Realty Trust, 5.400%	15,730	$294,780
Specialized REITs 0.3%
Public Storage, 4.625%	6,191	132,797
Utilities 11.1%		4,894,802
Electric utilities 4.3%
Duke Energy Corp., 5.750%	15,543	391,062
NextEra Energy, Inc., 6.926%	4,790	214,353
SCE Trust III, 7.823% (3 month CME Term SOFR + 3.252%) (A)	6,048	153,196
SCE Trust VI, 5.000%	15,613	321,784
SCE Trust VII, 7.500%	13,822	368,909
SCE Trust VIII, 6.950%	13,162	348,793
The Southern Company, 4.950%	3,800	84,778
Gas utilities 1.8%
South Jersey Industries, Inc., 5.625%	8,096	153,824
Spire, Inc., 5.900%	25,248	628,170
Multi-utilities 5.0%
Algonquin Power & Utilities Corp., 8.928% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (A)	18,751	481,713
CMS Energy Corp., 5.625%	8,778	215,675
CMS Energy Corp., 5.875%	6,187	151,891
CMS Energy Corp., 5.875%	19,478	480,327
DTE Energy Company, 5.250%	16,272	382,880

Sempra, 5.750%	20,848	517,447
Common stocks 0.5%		$247,156
(Cost $294,807)
Utilities 0.5%		247,156
Multi-utilities 0.5%
Algonquin Power & Utilities Corp.	51,065	247,156

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 45.3%				$19,980,891
(Cost $18,882,709)
Communication services 0.5%				199,974
Media 0.5%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	216,000	199,974
Consumer discretionary 1.4%				597,003
Automobiles 1.0%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30	124,000	119,672
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	300,000	297,321
Broadline retail 0.4%
Rakuten Group, Inc. (5.125% to 4-22-26, then 5 Year CMT + 4.578% to 4-22-46, then 5 Year CMT + 5.328%) (B)(C)	5.125	04-22-26	188,000	180,010
Energy 6.0%				2,668,801
Oil, gas and consumable fuels 6.0%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	274,000	283,022
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	126,000	128,470
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	320,000	355,533
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)	6.625	02-15-28	881,000	862,392
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30	516,000	524,519
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	30

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (C)	7.500	03-01-55	127,000	$131,894
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(C)	9.000	09-30-29	383,000	382,971
Financials 25.5%				11,263,075
Banks 17.2%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (B)	9.625	05-21-33	209,000	240,697
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)	5.875	03-15-28	514,000	518,748
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	515,000	523,118
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29	209,000	229,979
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)	7.375	05-15-28	340,000	355,517
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (B)	7.625	11-15-28	418,000	444,759
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (A)(B)	8.008	01-06-25	547,000	543,652
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	315,000	316,391
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (B)	7.250	07-01-29	181,000	188,099
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	350,000	345,731
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	184,000	183,247
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)	6.875	06-01-29	340,000	359,272
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (B)	5.000	09-15-26	193,000	185,518
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)	3.500	09-01-26	555,000	504,944
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (B)(C)	10.000	11-14-28	182,000	193,927
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	355,000	380,285
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	542,000	542,592
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	544,000	548,546
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	288,000	288,316
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (B)	6.850	09-15-29	263,000	271,156
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)	7.625	09-15-28	400,000	429,918
Capital markets 4.1%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)	6.700	03-15-29	366,000	376,802
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	228,000	198,638
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	230,000	224,064
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (B)	6.125	11-10-34	253,000	250,939
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (B)	7.500	02-10-29	420,000	449,037
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (B)	7.500	05-10-29	282,000	295,691
Consumer finance 0.5%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	212,000	211,416
Financial services 0.4%
Voya Financial, Inc. (5 Year CMT + 3.358%) (A)(B)	7.758	09-15-28	167,000	176,207
Insurance 3.3%
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	200,000	196,680
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	304,000	315,428
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	166,000	165,729
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)	5.875	03-15-28	279,000	280,624
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(C)	6.500	11-13-26	341,000	293,113
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)	7.000	05-13-25	259,000	234,295
Industrials 0.5%				221,616
Trading companies and distributors 0.5%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (B)	6.000	09-24-29	225,000	221,616
Utilities 11.4%				5,030,422
Electric utilities 4.6%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (B)	5.000	12-15-26	201,000	195,632
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	602,000	596,006
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%)	7.125	12-01-54	213,000	217,767
31	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (C)	7.625	12-15-54	289,000	$299,244
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(C)	10.250	03-15-28	418,000	461,304
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	253,000	261,328
Gas utilities 1.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	425,000	426,057
Independent power and renewable electricity producers 3.5%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	371,000	384,490
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)	8.000	10-15-26	549,000	563,910
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (B)(C)	8.875	01-15-29	547,000	583,857
Multi-utilities 2.3%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	299,000	306,490
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (B)	4.350	01-15-27	107,000	103,887
NiSource, Inc. (6.375% to 3-31-25, then 5 Year CMT + 2.527%)	6.375	03-31-55	96,000	95,820
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	188,000	192,647
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	142,000	141,500

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	197,000	200,483
Convertible bonds 0.9%				$410,400
(Cost $380,000)
Utilities 0.9%				410,400
Electric utilities 0.9%

TXNM Energy, Inc. (C)	5.750	06-01-54	380,000	410,400

Capital preferred securities 0.7%				$277,942
(Cost $275,911)
Financials 0.7%				277,942
Insurance 0.7%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (C)	7.875	12-15-67	253,000	277,942

	Yield (%)	Shares	Value
Short-term investments 0.8%			$339,488
(Cost $339,377)
Short-term funds 0.8%			339,488
John Hancock Collateral Trust (D)	4.6622(E)	33,938	339,488
Total investments (Cost $42,053,952) 99.5%			$43,873,566
Other assets and liabilities, net 0.5%			235,615
Total net assets 100.0%			$44,109,181

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,754,352 or 10.8% of the fund’s net assets as of 10-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 10-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	32

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-24 (unaudited)

	Corporate Bond ETF	Dynamic Municipal Bond ETF	High Yield ETF	Mortgage-Backed Securities ETF	Preferred Income ETF
Assets
Unaffiliated investments, at value	$52,265,139	$23,957,090	$34,917,956	$57,422,666	$43,534,078
Affiliated investments, at value	417,904	152,727	—	966,878	339,488
Total investments, at value	52,683,043	24,109,817	34,917,956	58,389,544	43,873,566
Cash	—	—	—	7,797	—
Collateral held at broker for futures contracts	—	—	—	75,000	—
Dividends and interest receivable	603,547	295,301	607,171	194,173	285,567
Receivable for investments sold	—	—	303,116	257,084	—
Receivable for delayed delivery securities sold	—	—	827,819	797,089	—
Receivable from affiliates	—	9,709	1,310	—	—
Other assets	1,940	2,478	53,727	1,916	2,159
Total assets	53,288,530	24,417,305	36,711,099	59,722,603	44,161,292
Liabilities
Payable for futures variation margin	—	—	—	4,053	—
Due to custodian	—	—	12	—	—
Payable for investments purchased	—	—	376,749	201,175	—
Payable for delayed delivery securities purchased	—	644,276	824,001	1,550,809	—
Payable to affiliates
Investment management fees	2,862	—	—	5,942	6,803
Accounting and legal services fees	2,845	1,318	1,969	2,701	2,377
Transfer agent fees	2,542	2,542	3,128	2,542	2,542
Trustees’ fees	164	134	—	182	172
Other liabilities and accrued expenses	41,860	27,112	17,299	42,046	40,217
Total liabilities	50,273	675,382	1,223,158	1,809,450	52,111
Net assets	$53,238,257	$23,741,923	$35,487,941	$57,913,153	$44,109,181
Net assets consist of
Paid-in capital	$55,596,620	$22,661,441	$34,650,950	$61,144,520	$44,148,339
Total distributable earnings (loss)	(2,358,363)	1,080,482	836,991	(3,231,367)	(39,158)
Net assets	$53,238,257	$23,741,923	$35,487,941	$57,913,153	$44,109,181
Unaffiliated investments, at cost	$52,762,456	$23,242,546	$34,510,838	$59,167,346	$41,714,575
Affiliated investments, at cost	$417,799	$152,683	—	$966,790	$339,377
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$53,238,257	$23,741,923	$35,487,941	$57,913,153	$44,109,181
Shares outstanding	2,500,000	900,000	1,375,000	2,675,000	1,925,000
Net asset value per share	$21.30	$26.38	$25.81	$21.65	$22.91
33	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-24 (unaudited)

	Corporate Bond ETF	Dynamic Municipal Bond ETF	High Yield ETF[1]	Mortgage-Backed Securities ETF	Preferred Income ETF
Investment income
Interest	$1,433,306	$478,353	$1,178,649	$1,216,075	$656,782
Dividends from affiliated investments	8,484	13,871	—	15,022	18,232
Dividends from unaffiliated investments	—	—	8,111	—	779,583
Less foreign taxes withheld	—	—	—	—	(3,695)
Total investment income	1,441,790	492,224	1,186,760	1,231,097	1,450,902
Expenses
Investment management fees	65,544	38,010	69,758	81,032	104,024
Accounting and legal services fees	4,879	2,248	3,360	4,526	4,001
Transfer agent fees	5,042	5,042	3,128	5,042	5,042
Trustees’ fees	585	490	57	720	602
Custodian fees	31,060	15,411	10,857	32,632	30,355
Printing and postage	9,553	7,517	7,922	9,394	10,389
Professional fees	17,318	34,172	55,163	17,227	17,158
Stock exchange listing fees	8,799	13,273	—	8,477	8,799
Other	3,070	2,148	2,478	3,131	4,478
Total expenses	145,850	118,311	152,723	162,181	184,848
Less expense reductions	(66,650)	(71,978)	(72,000)	(69,231)	(70,171)
Net expenses	79,200	46,333	80,723	92,950	114,677
Net investment income	1,362,590	445,891	1,106,037	1,138,147	1,336,225
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	27,140	324,659	332,144	90,078	(183,018)
Affiliated investments	176	503	—	55	517
Futures contracts	—	—	—	81,890	—
Redemptions in kind	177,946	—	—	—	255,230
	205,262	325,162	332,144	172,023	72,729
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,707,393	(8,942)	407,118	1,118,436	1,995,166
Affiliated investments	104	57	—	97	184
Futures	—	—	—	11,059	—
	1,707,497	(8,885)	407,118	1,129,592	1,995,350
Net realized and unrealized gain	1,912,759	316,277	739,262	1,301,615	2,068,079
Increase in net assets from operations	$3,275,349	$762,168	$1,845,299	$2,439,762	$3,404,304

[1]	Period from 5-1-24 (commencement of operations) to 10-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	34

STATEMENTS OF CHANGES IN NET ASSETS

	Corporate Bond ETF		Dynamic Municipal Bond ETF		High Yield ETF
	Six months ended 10-31-24 (unaudited)	Year ended 4-30-24	Six months ended 10-31-24 (unaudited)	Period ended 4-30-24[1]	Period ended 10-31-24[2] (unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,362,590	$1,381,387	$445,891	$442,666	$1,106,037
Net realized gain (loss)	205,262	(969,908)	325,162	568,695	332,144
Change in net unrealized appreciation (depreciation)	1,707,497	(32,959)	(8,885)	723,473	407,118
Increase in net assets resulting from operations	3,275,349	378,520	762,168	1,734,834	1,845,299
Distributions to shareholders
From earnings	(1,377,819)	(1,390,640)	(1,024,536)	(391,984)	(1,008,308)
From fund share transactions
Shares issued	5,242,535	25,006,247	1,312,314	21,349,127	34,650,950
Shares repurchased	(2,172,938)	—	—	—	—
Total from fund share transactions	3,069,597	25,006,247	1,312,314	21,349,127	34,650,950
Total increase	4,967,127	23,994,127	1,049,946	22,691,977	35,487,941
Net assets
Beginning of period	48,271,130	24,277,003	22,691,977	—	—
End of period	$53,238,257	$48,271,130	$23,741,923	$22,691,977	$35,487,941
Share activity
Shares outstanding
Beginning of period	2,350,000	1,150,000	850,000	—	—
Shares issued	250,000	1,200,000	50,000	850,000	1,375,000
Shares repurchased	(100,000)	—	—	—	—
End of period	2,500,000	2,350,000	900,000	850,000	1,375,000

[1]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[2]	Period from 5-1-24 (commencement of operations) to 10-31-24.
35	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Mortgage-Backed Securities ETF		Preferred Income ETF
	Six months ended 10-31-24 (unaudited)	Year ended 4-30-24	Six months ended 10-31-24 (unaudited)	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$1,138,147	$1,417,319	$1,336,225	$2,154,588
Net realized gain (loss)	172,023	(955,808)	72,729	(462,666)
Change in net unrealized appreciation (depreciation)	1,129,592	(173,351)	1,995,350	1,576,555
Increase in net assets resulting from operations	2,439,762	288,160	3,404,304	3,268,477
Distributions to shareholders
From earnings	(1,176,939)	(1,574,179)	(1,331,243)	(2,180,319)
From fund share transactions
Shares issued	16,398,500	22,256,050	6,216,462	13,782,470
Shares repurchased	—	(7,439,282)	(2,307,648)	(1,563,406)
Total from fund share transactions	16,398,500	14,816,768	3,908,814	12,219,064
Total increase	17,661,323	13,530,749	5,981,875	13,307,222
Net assets
Beginning of period	40,251,830	26,721,081	38,127,306	24,820,084
End of period	$57,913,153	$40,251,830	$44,109,181	$38,127,306
Share activity
Shares outstanding
Beginning of period	1,925,000	1,225,000	1,750,000	1,175,000
Shares issued	750,000	1,050,000	275,000	650,000
Shares repurchased	—	(350,000)	(100,000)	(75,000)
End of period	2,675,000	1,925,000	1,925,000	1,750,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	36

Financial Highlights
CORPORATE BOND ETF

Period ended	10-31-24[1]	4-30-24	4-30-23	4-30-22	4-30-21[2]
Per share operating performance
Net asset value, beginning of period	$20.54	$21.11	$21.81	$25.23	$25.00
Net investment income[3]	0.54	0.97	0.72	0.60	0.05
Net realized and unrealized gain (loss) on investments	0.76	(0.58)	(0.62)	(3.23)	0.22
Total from investment operations	1.30	0.39	0.10	(2.63)	0.27
Less distributions
From net investment income	(0.54)	(0.96)	(0.80)	(0.79)	(0.04)
Net asset value, end of period	$21.30	$20.54	$21.11	$21.81	$25.23
Total return (%)[4]	6.35[5]	1.91	0.57	(10.77)	1.10[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$48	$24	$19	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53[6]	0.76	0.98	0.94	0.72[7]
Expenses including reductions	0.29[6]	0.29	0.29	0.29	0.29[7]
Net investment income	4.99[6]	4.70	3.45	2.39	2.27[6]
Portfolio turnover (%)	21[8]	49[8]	37[8]	36	—[9]

[1]	Six months ended 10-31-24. Unaudited.
[2]	Period from 3-30-21 (commencement of operations) to 4-30-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
[9]	Portfolio turnover for the period is 0% due to no sales activity.
DYNAMIC MUNICIPAL BOND ETF

Period ended	10-31-24[1]	4-30-24[2]
Per share operating performance
Net asset value, beginning of period	$26.70	$25.00
Net investment income[3]	0.50	0.54
Net realized and unrealized gain (loss) on investments	0.37	1.63
Total from investment operations	0.87	2.17
Less distributions
From net investment income	(1.19)	(0.47)
Net asset value, end of period	$26.38	$26.70
Total return (%)[4]	3.32[5]	8.66[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[6]	0.72[7]
Expenses including reductions	0.39[6]	0.39[7]
Net investment income	3.76[6]	4.02[6]
Portfolio turnover (%)	40	113

[1]	Six months ended 10-31-24. Unaudited.
[2]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
37	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD ETF

Period ended	10-31-24[1,2]
Per share operating performance
Net asset value, beginning of period	$25.00
Net investment income[3]	0.92
Net realized and unrealized gain (loss) on investments	0.71
Total from investment operations	1.63
Less distributions
From net investment income	(0.82)
Net asset value, end of period	$25.81
Total return (%)[4]	6.58[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[6]
Expenses including reductions	0.52[6]
Net investment income	7.08[6]
Portfolio turnover (%)	132

[1]	Period from 5-1-24 (commencement of operations) to 10-31-24.
[2]	Six months ended 10-31-24. Unaudited.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
MORTGAGE-BACKED SECURITIES ETF

Period ended	10-31-24[1]	4-30-24	4-30-23	4-30-22[2]
Per share operating performance
Net asset value, beginning of period	$20.91	$21.81	$22.77	$25.00
Net investment income[3]	0.52	0.88	0.84	0.38
Net realized and unrealized gain (loss) on investments	0.76	(0.81)	(0.88)	(2.22)
Total from investment operations	1.28	0.07	(0.04)	(1.84)
Less distributions
From net investment income	(0.54)	(0.97)	(0.92)	(0.39)
Net asset value, end of period	$21.65	$20.91	$21.81	$22.77
Total return (%)[4]	6.11[5]	0.30	(0.03)	(7.43)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$40	$27	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68[6]	0.78	0.97	0.93[7]
Expenses including reductions	0.39[6]	0.39	0.39	0.39[7]
Net investment income	4.79[6]	4.13	3.85	2.20[6]
Portfolio turnover (%)	33	53	20	33

[1]	Six months ended 10-31-24. Unaudited.
[2]	Period from 8-18-21 (commencement of operations) to 4-30-22.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	38

PREFERRED INCOME ETF

Period ended	10-31-24[1]	4-30-24	4-30-23	4-30-22[2]
Per share operating performance
Net asset value, beginning of period	$21.79	$21.12	$23.32	$25.00
Net investment income[3]	0.72	1.42	1.32	0.43
Net realized and unrealized gain (loss) on investments	1.10	0.68	(2.19)	(1.68)
Total from investment operations	1.82	2.10	(0.87)	(1.25)
Less distributions
From net investment income	(0.70)	(1.43)	(1.33)	(0.43)
Net asset value, end of period	$22.91	$21.79	$21.12	$23.32
Total return (%)[4]	8.46[5]	10.29	(3.81)	(5.05)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$44	$38	$25	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[6]	0.96	1.55	1.15[7]
Expenses including reductions	0.54[6]	0.54	0.54	0.54[7]
Net investment income	6.31[6]	6.69	5.93	4.57[6]
Portfolio turnover (%)	18[8]	30	47[8]	15

[1]	Six months ended 10-31-24. Unaudited.
[2]	Period from 12-14-21 (commencement of operations) to 4-30-22.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
39	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The investment objective of Corporate Bond ETF is to seek a high level of current income consistent with prudent investment risk.
The investment objective of Dynamic Municipal Bond ETF is to seek a high level of interest income exempt from federal income tax.
The investment objective of High Yield ETF is to seek to maximize current income. Capital appreciation is a secondary goal.
The investment objective of Mortgage-Backed Securities ETF is to seek a high level of current income while seeking to outperform the benchmark over a market cycle.
The investment objective of Preferred Income ETF is to seek a high level of current income, consistent with preservation of capital.
High Yield ETF commenced operations on May 1, 2024.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.  Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$52,265,139	—	$52,265,139	—
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	40

	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF (continued)
Short-term investments	$417,904	$417,904	—	—
Total investments in securities	$52,683,043	$417,904	$52,265,139	—

Dynamic Municipal Bond ETF
Investments in securities:
Assets
Municipal bonds	$23,957,090	—	$23,957,090	—
Short-term investments	152,727	$152,727	—	—
Total investments in securities	$24,109,817	$152,727	$23,957,090	—

High Yield ETF
Investments in securities:
Assets
Corporate bonds	$34,815,924	—	$34,815,924	—
Short-term investments	102,032	$102,032	—	—
Total investments in securities	$34,917,956	$102,032	$34,815,924	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
U.S. Government and Agency obligations	$35,020,491	—	$35,020,491	—
Collateralized mortgage obligations	14,217,609	—	14,217,609	—
Asset backed securities	8,184,566	—	8,184,566	—
Short-term investments	966,878	$966,878	—	—
Total investments in securities	$58,389,544	$966,878	$57,422,666	—
Derivatives:
Liabilities
Futures	$(48,239)	$(48,239)	—	—

Preferred Income ETF
Investments in securities:
Assets
Preferred securities	$22,617,689	$22,463,865	$153,824	—
Common stocks	247,156	247,156	—	—
Corporate bonds	19,980,891	—	19,980,891	—
Convertible bonds	410,400	—	410,400	—
Capital preferred securities	277,942	—	277,942	—
Short-term investments	339,488	339,488	—	—
Total investments in securities	$43,873,566	$23,050,509	$20,823,057	—
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset-backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds’ cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including
41	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2024, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended October 31, 2024 were as follows:
Fund	Commitment fee
Corporate Bond ETF	$853
High Yield ETF	235
Mortgage-Backed Securities ETF	821
Preferred Income ETF	804
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. High Yield ETF incurred offering costs of $90,987 which are amortized over the fund’s first year of operations. During the six months ended October 31, 2024, $44,923 of offering costs were expensed and are included in Professional fees and Printing and postage, and $46,064 of unamortized offering cost are included in Other assets within the Statement of assets and liabilities.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	42

For federal income tax purposes, as of April 30, 2024, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2024:
	No Expiration Date
Fund	Short Term	Long Term
Corporate Bond ETF	$231,451	$1,805,795
Mortgage-Backed Securities ETF	311,674	1,428,127
Preferred Income ETF	1,352,515	566,829
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2024, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2024, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Corporate Bond ETF	$53,299,380	$597,568	$(1,213,905)	$(616,337)
Dynamic Municipal Bond ETF	23,395,361	772,187	(57,731)	714,456
High Yield ETF	34,525,051	573,969	(181,064)	392,905
Mortgage-Backed Securities ETF	60,165,603	565,210	(2,389,508)	(1,824,298)
Preferred Income ETF	42,123,549	2,070,535	(320,518)	1,750,017
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends from net investment income monthly. All funds generally declare and pay capital gain distributions, if any, annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities, wash sale loss deferrals, and derivative transactions.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2024. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
43	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Fund	Reason	USD Notional range
Mortgage-Backed Securities ETF	The fund used futures contracts to manage against changes in interest rates.	From $1.8 million to $2.3 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at October 31, 2024 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Mortgage-Backed Securities ETF	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(48,239)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Funds’ investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2024:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Mortgage-Backed Securities ETF	Interest rate	$81,890
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2024:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Mortgage-Backed Securities ETF	Interest rate	$11,059
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee.
The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The funds are not responsible for payment of the subadvisory fees.
Fund	Average daily net assets
Corporate Bond ETF	0.24%
Dynamic Municipal Bond ETF	0.32%
High Yield ETF	0.45%
Fund	Average daily net assets
Mortgage-Backed Securities ETF	0.34%
Preferred Income ETF	0.49%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended October 31, 2024, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make a payment to Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF in an amount equal to the amount by which expenses of the funds exceed 0.29%, 0.39%, 0.52%, 0.39% and 0.54%, respectively, of average daily net assets. Expenses means all the expenses of the funds, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2025, unless renewed by
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	44

mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the six months ended October 31, 2024.
Fund	Expense reimbursement
Corporate Bond ETF	$66,650
Dynamic Municipal Bond ETF	71,978
High Yield ETF	72,000
Fund	Expense reimbursement
Mortgage-Backed Securities ETF	$69,231
Preferred Income ETF	70,171

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2024, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Corporate Bond ETF	0.00%
Dynamic Municipal Bond ETF	0.00%
High Yield ETF	0.00%
Fund	Net Annual Effective Rate
Mortgage-Backed Securities ETF	0.05%
Preferred Income ETF	0.16%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2024, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 50,000 shares for Corporate Bond ETF and 25,000 shares for Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF, respectively.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. For the six months ended October 31, 2024, such variable charges were $656, $29,621, $16,382 and $12,454 for Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Affiliates of Corporate Bond ETF, Dynamic Municipal Bond ETF, High Yield ETF, Mortgage-Backed Securities ETF and Preferred Income ETF owned 18%, 82%, 56%, 22% and 13%, respectively, of shares of the fund on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in kind transactions, are aggregated below for the six months ended October 31, 2024. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2024:
	Purchases			Sales and maturities
Fund	U.S. Treasury	In-kind transactions	Non in-kind transactions	U.S. Treasury	In-kind transactions	Non in-kind transactions
Corporate Bond ETF	—	$5,180,238	$10,891,134	—	$2,142,468	$11,253,251
Dynamic Municipal Bond ETF	—	—	10,145,457	—	—	9,367,139
High Yield ETF	—	—	74,456,167	—	—	40,930,300
Mortgage-Backed Securities ETF	$4,068,696	—	27,912,481	$4,295,553	—	11,356,569
Preferred Income ETF	—	—	13,632,328	—	2,272,419	7,543,943
45	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Note 8—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 9—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Corporate Bond ETF
John Hancock Collateral Trust	41,777	$173,004	$3,063,485	$(2,818,865)	$176	$104	$8,484	—	$417,904
Dynamic Municipal Bond ETF
John Hancock Collateral Trust	15,268	$369,537	$5,299,930	$(5,517,300)	$503	$57	$13,871	—	$152,727
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	96,658	$309,860	$11,749,447	$(11,092,581)	$55	$97	$15,022	—	$966,878
Preferred Income ETF
John Hancock Collateral Trust	33,938	$1,301,230	$10,471,853	$(11,434,296)	$517	$184	$18,232	—	$339,488
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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At meetings held on March 26-28, 2024, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reviewed and approved the establishment of John Hancock High Yield ETF (the New Fund). The Independent Trustees also met separately to evaluate and discuss the information presented, including with independent legal counsel to the Independent Trustees.
At the March 26-28, 2024 meeting, the Board considered and approved with respect to the New Fund:
(a)an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)the subadvisory agreement between the Advisor and Marathon Asset Management LP (the Subadvisor) (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a group of comparable exchange-traded funds, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor to other John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results. The information received and considered by the Board in connection with the March meetings and throughout the year (with respect to other Funds) was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at its December 12-14, 2023 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.
The Board’s conclusions may have been based in part on relevant background information obtained in connection with its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the New Fund’s distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund, including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s’ investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications, and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes, as well as the experience of the portfolio management team at the Subadvisor and composite performance information provided by the Subadvisor relevant to the proposed investment strategy.  The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.
Fees and expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated management fees and net total expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund in light of the nature, extent, and quality of the investment management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the New Fund and the services they provide to other such comparable clients or funds.
The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees and that such fees were negotiated at arm’s length. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below.
The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)reviewed financial information of the Advisor;
(b)noted that because the New Fund had not yet commenced operations, no actual revenue, cost or profitability data was available, although the Board received information from the Advisor on its projected profitability with respect to the New Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(h)noted that the subadvisory fee for the New Fund will be paid by Advisor and was negotiated at arm’s length; and
(i)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
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Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)the Board also took into account management’s discussion of the New Fund’s advisory fee structure;
(c)the Board also considered the potential effect of the New Fund’s future growth in size on its performance and fees; and
(d)the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)information relating to the Subadvisor’s business, including current subadvisory services to other funds in the John Hancock Fund Complex; and
(b)the proposed subadvisory fee for the New Fund, including any breakpoints.
Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also considered the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategies and processes. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
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(2)the Subadvisor provided performance information for a composite of comparable accounts over various time periods;
(3)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(4)that the subadvisory fees will be paid by the Advisor not the New Fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendment to the Advisory Agreement and the Subadvisory Agreement.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	50

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) with respect to each of the portfolios of the Trust included in this report (the Funds).  The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28 – May 30, 2024. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds it manages. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
51	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark or is being monitored and reasonably addressed, where appropriate as noted in Appendix A.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each Fund;
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	52

(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fee is paid by the Advisor;
(j)noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund’s use of its Underlying Index;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
53	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.
The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark or is being monitored and reasonably addressed, where appropriate as noted in Appendix A;
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
| JOHN HANCOCK ACTIVE FIXED INCOME ETFS	54

APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
Corporate Bond ETF (Manulife Investment Management (US) LLC)	Benchmark Index – The fund outperformed for the one-year period and underperformed for the period since March 31, 2021.
Morningstar Category – The fund outperformed the peer group median for the one-year period and for the period since March 31, 2021.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are lower than the peer group median.	The Board noted the fund’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-year period and for the period since March 31, 2021.
Mortgage-Backed Securities ETF (Manulife Investment Management (US) LLC)	Benchmark Index - The fund outperformed for the one-year period and for the period since since August 31, 2021.
Morningstar Category - The fund outperformed the peer group median for the one-year period and for the period since August 31, 2021.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-year period and for the period since August 31, 2021.
The Board took into account management’s discussion of the fund’s expenses.
Preferred Income ETF (Manulife Investment Management (US) LLC)	Benchmark Index - The fund outperformed for the period since December 31, 2021 and underperformed for the one-year period.
Morningstar Category - The fund outperformed the peer group median for the one-year period and for the period since December 31, 2021.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
		Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the period since December 31, 2021 and to the peer group median for the one-year period and for the period since December 31, 2021.
55	JOHN HANCOCK ACTIVE FIXED INCOME ETFS |

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Active Fixed Income ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETF2SA 10/2024
12/2024

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Active Equity ETFs
October 31, 2024

John Hancock
Active Equity ETFs

2	Funds’ investments
11	Financial statements
15	Financial highlights
17	Notes to financial statements
22	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK ACTIVE EQUITY ETFS |

Funds’ investments
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

As of 10-31-24 (unaudited)
	Shares	Value
Common stocks 97.7%		$26,812,011
(Cost $25,536,787)
Bermuda 2.7%		741,802
Everest Group, Ltd.	2,086	741,802
Canada 9.2%		2,526,548
Cenovus Energy, Inc.	39,059	627,376
Kinross Gold Corp.	67,051	675,825
MEG Energy Corp.	25,597	467,336
Teck Resources, Ltd., Class B	16,268	756,011
Finland 2.1%		564,422
Nordea Bank ABP	48,431	564,422
France 17.3%		4,750,080
Airbus SE	4,231	643,809
AXA SA	21,045	788,696
BNP Paribas SA	16,190	1,102,936
Capgemini SE	4,320	746,649
Rexel SA	21,713	593,561
TotalEnergies SE	7,037	438,520
Vallourec SACA (A)	26,679	435,909
Germany 6.0%		1,633,553
Allianz SE	1,472	462,484
Infineon Technologies AG	14,545	458,327
Siemens AG	3,680	712,742
Ireland 1.1%		301,588
Ryanair Holdings PLC, ADR	6,814	301,588
Japan 15.2%		4,184,916
Asahi Group Holdings, Ltd.	88,000	1,062,701
Honda Motor Company, Ltd.	28,800	294,476
Kansai Paint Company, Ltd.	18,800	308,551
Komatsu, Ltd.	13,100	344,947
Mitsubishi Electric Corp.	39,800	623,814
Sony Group Corp.	49,100	877,885
Sumitomo Mitsui Financial Group, Inc.	31,300	672,542
Netherlands 6.0%		1,633,008
ING Groep NV	28,584	486,399
Prosus NV (A)	27,259	1,146,609
South Korea 6.9%		1,898,348
KB Financial Group, Inc.	10,830	708,659
Samsung Fire & Marine Insurance Company, Ltd.	1,592	388,194
SK Hynix, Inc.	5,937	801,495
Switzerland 11.6%		3,192,376
Glencore PLC (A)	130,665	682,541
Novartis AG	10,837	1,175,564
Sandoz Group AG	29,320	1,334,271
United Kingdom 16.9%		4,631,062
AstraZeneca PLC	4,948	702,425
BAE Systems PLC	49,264	791,703
Barratt Redrow PLC	90,252	517,969
Beazley PLC	49,099	476,903
IMI PLC	14,895	315,971
NatWest Group PLC	129,961	614,369
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	2

	Shares	Value
United Kingdom (continued)
SSE PLC	35,651	$807,149
Tesco PLC	91,959	404,573
United States 2.7%		754,308
CRH PLC	7,935	754,308

Total investments (Cost $25,536,787) 97.7%	$26,812,011
Other assets and liabilities, net 2.3%	642,876
Total net assets 100.0%	$27,454,887

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 10-31-24:
Financials	25.5%
Industrials	15.8%
Health care	11.7%
Materials	11.6%
Consumer discretionary	10.3%
Information technology	7.3%
Energy	7.2%
Consumer staples	5.4%
Utilities	2.9%
Other assets and liabilities, net	2.3%
TOTAL	100.0%
FUNDAMENTAL ALL CAP CORE ETF

As of 10-31-24 (unaudited)
	Shares	Value
Common stocks 94.5%		$3,853,540
(Cost $2,957,230)
Communication services 9.3%		379,342
Entertainment 2.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,224	97,724
Warner Brothers Discovery, Inc. (A)	424	3,447
Interactive media and services 6.8%
Alphabet, Inc., Class A	1,394	238,527
CarGurus, Inc. (A)	1,278	39,644
Consumer discretionary 18.9%		771,314
Automobile components 0.2%
Mobileye Global, Inc., Class A (A)	494	6,723
Broadline retail 8.3%
Amazon.com, Inc. (A)	1,812	337,759
Hotels, restaurants and leisure 2.1%
Las Vegas Sands Corp.	983	50,969
Vail Resorts, Inc.	200	33,138
Household durables 5.3%
Lennar Corp., A Shares	1,069	182,051
NVR, Inc. (A)	4	36,611
Leisure products 0.3%
Polaris, Inc.	173	12,094
Specialty retail 1.9%
Group 1 Automotive, Inc.	212	77,236
3	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.8%
Canada Goose Holdings, Inc. (A)	3,537	$34,733
Consumer staples 1.4%		55,570
Beverages 1.4%
Anheuser-Busch InBev SA/NV, ADR	936	55,570
Energy 5.1%		206,465
Oil, gas and consumable fuels 5.1%
Cheniere Energy, Inc.	767	146,788
Suncor Energy, Inc.	1,580	59,677
Financials 16.5%		674,929
Banks 3.5%
First Hawaiian, Inc.	5,839	144,457
Capital markets 13.0%
KKR & Company, Inc.	1,258	173,906
Morgan Stanley	1,493	173,561
S&P Global, Inc.	160	76,858
The Goldman Sachs Group, Inc.	205	106,147
Health care 5.1%		209,290
Biotechnology 0.0%
Moderna, Inc. (A)	6	326
Health care equipment and supplies 1.8%
Hologic, Inc. (A)	908	73,430
Health care providers and services 1.3%
Elevance Health, Inc.	127	51,532
Life sciences tools and services 1.6%
Avantor, Inc. (A)	1,789	40,020
Thermo Fisher Scientific, Inc.	48	26,223
Pharmaceuticals 0.4%
Elanco Animal Health, Inc. (A)	1,405	17,759
Industrials 6.8%		275,319
Electrical equipment 2.0%
Regal Rexnord Corp.	402	66,949
Sensata Technologies Holding PLC	359	12,328
Machinery 2.0%
Parker-Hannifin Corp.	131	83,063
Trading companies and distributors 2.8%
United Rentals, Inc.	139	112,979
Information technology 27.2%		1,108,289
Semiconductors and semiconductor equipment 11.7%
Analog Devices, Inc.	574	128,065
NVIDIA Corp.	2,119	281,318
Texas Instruments, Inc.	336	68,262
Software 11.3%
Autodesk, Inc. (A)	208	59,030
Microsoft Corp.	99	40,229
Oracle Corp.	493	82,745
Roper Technologies, Inc.	97	52,160
Salesforce, Inc.	431	125,581
Workday, Inc., Class A (A)	431	100,789
Technology hardware, storage and peripherals 4.2%
Apple, Inc.	753	170,110
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	4

	Shares	Value
Materials 1.1%		$45,883
Chemicals 1.1%
Axalta Coating Systems, Ltd. (A)	1,210	45,883
Real estate 3.1%		127,139
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	1,706	6,858
Specialized REITs 2.9%

Crown Castle, Inc.	1,119	120,281

Exchange-traded funds 4.8%		$195,499
(Cost $201,084)
IShares Russell 3000 ETF	603	195,499

	Yield (%)	Shares	Value
Short-term investments 1.3%			$52,941
(Cost $52,930)
Short-term funds 1.3%			52,941
John Hancock Collateral Trust (B)	4.6622(C)	5,293	52,941

Total investments (Cost $3,211,244) 100.6%	$4,101,980
Other assets and liabilities, net (0.6%)	(22,670)
Total net assets 100.0%	$4,079,310

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-24.
INTERNATIONAL HIGH DIVIDEND ETF

As of 10-31-24 (unaudited)
	Shares	Value
Common stocks 94.5%		$7,307,470
(Cost $6,535,725)
Australia 4.0%		312,345
ANZ Group Holdings, Ltd.	1,103	22,505
Fortescue, Ltd.	14,030	176,165
New Hope Corp., Ltd.	25,929	82,710
Woodside Energy Group, Ltd.	1,988	30,965
Austria 1.0%		77,389
BAWAG Group AG (A)(B)	1,004	77,389
Canada 6.5%		504,147
Canadian Imperial Bank of Commerce	672	41,994
Canadian Natural Resources, Ltd.	598	20,313
CES Energy Solutions Corp.	4,019	23,008
Chartwell Retirement Residences	6,093	68,407
Enbridge, Inc.	3,237	130,599
Laurentian Bank of Canada	2,003	37,475
Peyto Exploration & Development Corp.	3,818	41,578
Power Corp. of Canada	3,704	116,943
Suncor Energy, Inc.	632	23,830
Denmark 1.6%		126,073
Novo Nordisk A/S, B Shares	1,135	126,073
Finland 1.9%		143,730
Fortum OYJ	9,785	143,730
5	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France 7.5%		$581,039
Carrefour SA	2,321	36,625
Cie Generale des Etablissements Michelin SCA	1,271	42,845
Engie SA	8,683	145,313
Klepierre SA	4,602	146,687
Publicis Groupe SA	923	97,921
Sanofi	1,059	111,648
Germany 8.6%		663,661
Bayer AG	1,284	34,564
Bayerische Motoren Werke AG	1,505	118,164
Deutsche Telekom AG	3,698	111,690
DWS Group GmbH & Company KGaA (A)	1,015	43,372
Heidelberg Materials AG	1,104	121,294
Mercedes-Benz Group AG	2,163	130,798
RWE AG	3,211	103,779
Hong Kong 4.7%		362,339
CK Hutchison Holdings, Ltd.	18,161	95,542
Henderson Land Development Company, Ltd.	10,637	34,274
Swire Pacific, Ltd., Class A	16,798	141,201
WH Group, Ltd. (A)	117,157	91,322
Italy 7.6%		587,769
Banco BPM SpA	23,775	159,927
Enel SpA	2,636	19,947
Eni SpA	7,513	114,289
Generali	5,069	140,606
Poste Italiane SpA (A)	10,891	153,000
Japan 21.3%		1,650,444
Dai-ichi Life Holdings, Inc.	827	20,978
Daiwa House Industry Company, Ltd.	2,443	73,310
FUJIFILM Holdings Corp.	3,863	93,300
Honda Motor Company, Ltd.	2,200	22,495
Japan Tobacco, Inc.	4,438	124,727
JFE Holdings, Inc.	8,081	98,144
Kobe Steel, Ltd.	2,578	28,086
Komatsu, Ltd.	2,707	71,280
Marubeni Corp.	8,530	130,085
Mitsubishi Corp.	6,701	124,738
Mitsui & Company, Ltd.	5,131	106,511
Mizuho Financial Group, Inc.	7,807	164,622
Nippon Steel Corp.	6,112	123,143
Nomura Real Estate Holdings, Inc.	760	18,989
Ricoh Company, Ltd.	2,662	29,228
SCREEN Holdings Company, Ltd.	366	24,100
Seiko Epson Corp.	5,009	92,354
Shionogi & Company, Ltd.	3,192	45,871
Sojitz Corp.	3,217	66,674
Sumitomo Corp.	6,083	129,587
Suzuken Company, Ltd.	641	21,066
Suzuki Motor Corp.	1,873	18,967
Toyota Motor Corp.	1,260	22,189
Netherlands 5.0%		383,073
ABN AMRO Bank NV (A)	9,132	150,596
ASML Holding NV	92	62,045
ASR Nederland NV	421	19,914
NN Group NV	3,068	150,518
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	6

	Shares	Value
Norway 1.8%		$135,374
Aker BP ASA	6,365	135,374
Singapore 3.6%		274,650
DBS Group Holdings, Ltd.	4,675	136,621
Oversea-Chinese Banking Corp., Ltd.	12,021	138,029
Spain 3.8%		295,565
Banco Bilbao Vizcaya Argentaria SA	12,943	128,572
Repsol SA	10,306	128,111
Telefonica SA	8,302	38,882
Sweden 1.8%		137,649
SKF AB, B Shares	1,171	22,030
Volvo AB, B Shares	4,471	115,619
Switzerland 4.7%		365,153
ABB, Ltd.	2,753	152,502
Adecco Group AG	1,230	38,492
Glencore PLC (B)	8,142	42,531
Holcim, Ltd. (B)	215	21,154
Novartis AG	193	20,936
Roche Holding AG	289	89,538
United Kingdom 9.1%		707,070
British American Tobacco PLC	3,960	137,207
GSK PLC	1,785	31,956
Imperial Brands PLC	5,053	151,821
J Sainsbury PLC	9,880	33,813
Land Securities Group PLC	16,429	127,048
Phoenix Group Holdings PLC	5,164	32,611
SSE PLC	869	19,674
Taylor Wimpey PLC	31,065	58,430

Tesco PLC	26,028	114,510
Preferred securities 4.1%		$318,629
(Cost $371,229)
Germany 4.1%		318,629
Henkel AG & Company KGaA	276	23,845
Porsche Automobil Holding SE	3,494	144,637
Volkswagen AG	1,555	150,147

	Yield (%)	Shares	Value
Short-term investments 1.0%			$75,381
(Cost $75,367)
Short-term funds 1.0%			75,381
John Hancock Collateral Trust (C)	4.6622(D)	7,536	75,381

Total investments (Cost $6,982,321) 99.6%	$7,701,480
Other assets and liabilities, net 0.4%	32,859
Total net assets 100.0%	$7,734,339

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 10-31-24.
The fund had the following sector composition as a percentage of net assets on 10-31-24:
7	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

Financials	22.4%
Industrials	15.4%
Energy	9.5%
Consumer staples	9.2%
Consumer discretionary	9.2%
Materials	7.9%
Health care	7.1%
Utilities	5.6%
Real estate	5.2%
Information technology	3.9%
Communication services	3.2%
Short-term investments and other	1.4%
TOTAL	100.0%
U.S. HIGH DIVIDEND ETF

As of 10-31-24 (unaudited)
	Shares	Value
Common stocks 98.5%		$8,893,115
(Cost $7,142,214)
Communication services 4.3%		387,287
Diversified telecommunication services 1.9%
Verizon Communications, Inc.	4,154	175,008
Media 2.4%
Comcast Corp., Class A	1,492	65,156
Omnicom Group, Inc.	508	51,308
The Interpublic Group of Companies, Inc.	3,259	95,815
Consumer discretionary 5.0%		452,777
Hotels, restaurants and leisure 1.7%
Darden Restaurants, Inc.	139	22,243
Starbucks Corp.	1,064	103,953
Wingstop, Inc.	88	25,317
Household durables 0.5%
Garmin, Ltd.	221	43,835
Specialty retail 2.8%
Best Buy Company, Inc.	1,109	100,287
Dick’s Sporting Goods, Inc.	273	53,440
The Home Depot, Inc.	184	72,450
Williams-Sonoma, Inc.	233	31,252
Consumer staples 7.6%		683,391
Consumer staples distribution and retail 0.5%
Target Corp.	290	43,512
Food products 2.6%
Archer-Daniels-Midland Company	480	26,501
Conagra Brands, Inc.	2,594	75,070
The Kraft Heinz Company	4,043	135,279
Tobacco 4.5%
Altria Group, Inc.	3,687	200,794
Philip Morris International, Inc.	1,524	202,235
Energy 5.8%		524,259
Oil, gas and consumable fuels 5.8%
Chevron Corp.	400	59,528
Exxon Mobil Corp.	1,191	139,085
Kinder Morgan, Inc.	2,099	51,446
ONEOK, Inc.	1,880	182,134
The Williams Companies, Inc.	1,758	92,066
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	8

	Shares	Value
Financials 13.4%		$1,209,119
Banks 1.1%
Citizens Financial Group, Inc.	564	23,756
Credicorp, Ltd.	148	27,251
Huntington Bancshares, Inc.	1,688	26,316
U.S. Bancorp	471	22,754
Capital markets 9.2%
BlackRock, Inc.	175	171,680
CME Group, Inc.	800	180,288
Franklin Resources, Inc.	8,787	182,506
Houlihan Lokey, Inc.	169	29,198
Invesco, Ltd.	5,007	86,821
T. Rowe Price Group, Inc.	1,591	174,787
Insurance 3.1%
American Financial Group, Inc.	282	36,358
Fidelity National Financial, Inc.	817	49,159
Principal Financial Group, Inc.	426	35,102
Prudential Financial, Inc.	1,332	163,143
Health care 6.5%		589,546
Health care equipment and supplies 1.2%
Abbott Laboratories	708	80,266
Medtronic PLC	289	25,793
Health care providers and services 0.4%
CVS Health Corp.	686	38,732
Pharmaceuticals 4.9%
Bristol-Myers Squibb Company	3,459	192,908
Eli Lilly & Company	186	154,332
Johnson & Johnson	610	97,515
Industrials 9.9%		891,209
Air freight and logistics 2.1%
United Parcel Service, Inc., Class B	1,377	184,601
Electrical equipment 1.9%
Eaton Corp. PLC	74	24,537
Rockwell Automation, Inc.	273	72,812
Vertiv Holdings Company, Class A	629	68,743
Ground transportation 0.3%
Union Pacific Corp.	128	29,705
Machinery 1.7%
PACCAR, Inc.	1,502	156,629
Professional services 2.1%
Automatic Data Processing, Inc.	224	64,790
Paychex, Inc.	899	125,258
Trading companies and distributors 1.8%
Watsco, Inc.	347	164,134
Information technology 33.7%		3,044,700
Communications equipment 1.4%
Cisco Systems, Inc.	2,350	128,710
IT services 3.3%
Accenture PLC, Class A	395	136,204
IBM Corp.	786	162,482
Semiconductors and semiconductor equipment 13.3%
Analog Devices, Inc.	118	26,327
KLA Corp.	195	129,915
Lam Research Corp.	1,319	98,068
9	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	97	$73,652
NVIDIA Corp.	4,196	557,061
NXP Semiconductors NV	130	30,485
Qualcomm, Inc.	735	119,636
Texas Instruments, Inc.	832	169,029
Software 8.9%
Gen Digital, Inc.	1,133	32,982
Intuit, Inc.	189	115,347
Microsoft Corp.	1,267	514,845
Oracle Corp.	840	140,986
Technology hardware, storage and peripherals 6.8%
Apple, Inc.	2,226	502,873
Hewlett Packard Enterprise Company	1,195	23,291
HP, Inc.	1,471	52,250
NetApp, Inc.	265	30,557
Materials 3.1%		283,132
Chemicals 1.9%
LyondellBasell Industries NV, Class A	2,026	175,958
Containers and packaging 1.2%
Amcor PLC	7,490	83,364
Packaging Corp. of America	104	23,810
Real estate 6.5%		582,716
Retail REITs 2.0%
Simon Property Group, Inc.	1,044	176,561
Specialized REITs 4.5%
CubeSmart	533	25,499
Gaming and Leisure Properties, Inc.	3,489	175,113
Public Storage	88	28,957
VICI Properties, Inc.	5,560	176,586
Utilities 2.7%		244,979
Electric utilities 2.1%
Duke Energy Corp.	301	34,696
NextEra Energy, Inc.	739	58,566
The Southern Company	1,086	98,859
Independent power and renewable electricity producers 0.6%
Vistra Corp.	423	52,858

	Yield (%)	Shares	Value
Short-term investments 1.8%			$158,600
(Cost $158,535)
Short-term funds 1.8%			158,600
John Hancock Collateral Trust (A)	4.6622(B)	15,855	158,600

Total investments (Cost $7,300,749) 100.3%	$9,051,715
Other assets and liabilities, net (0.3%)	(28,369)
Total net assets 100.0%	$9,023,346

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 10-31-24.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	10

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-24 (unaudited)

	Disciplined Value International Select ETF	Fundamental All Cap Core ETF	International High Dividend ETF	U.S. High Dividend ETF
Assets
Unaffiliated investments, at value	$26,812,011	$4,049,039	$7,626,099	$8,893,115
Affiliated investments, at value	—	52,941	75,381	158,600
Total investments, at value	26,812,011	4,101,980	7,701,480	9,051,715
Cash	565,778	—	—	—
Foreign currency, at value	25	—	1,862	—
Dividends and interest receivable	100,141	2,188	62,408	10,895
Receivable for securities lending income	43	—	—	—
Receivable from affiliates	4,804	10,743	11,947	9,558
Other assets	12,380	5,944	1,378	1,370
Total assets	27,495,182	4,120,855	7,779,075	9,073,538
Liabilities
Payable to affiliates
Accounting and legal services fees	1,476	207	416	512
Other liabilities and accrued expenses	38,819	41,338	44,320	49,680
Total liabilities	40,295	41,545	44,736	50,192
Net assets	$27,454,887	$4,079,310	$7,734,339	$9,023,346
Net assets consist of
Paid-in capital	$25,789,819	$3,176,818	$7,182,150	$7,062,831
Total distributable earnings (loss)	1,665,068	902,492	552,189	1,960,515
Net assets	$27,454,887	$4,079,310	$7,734,339	$9,023,346
Unaffiliated investments, at cost	$25,536,787	$3,158,314	$6,906,954	$7,142,214
Affiliated investments, at cost	—	$52,930	$75,367	$158,535
Foreign currency, at cost	$25	—	$1,883	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$27,454,887	$4,079,310	$7,734,339	$9,023,346
Shares outstanding	1,025,000	285,000	270,000	250,000
Net asset value per share	$26.79	$14.31	$28.65	$36.09
11	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-24 (unaudited)

	Disciplined Value International Select ETF	Fundamental All Cap Core ETF	International High Dividend ETF	U.S. High Dividend ETF
Investment income
Dividends from unaffiliated investments	$303,010	$22,541	$247,208	$122,103
Non-cash dividends	31,061	—	—	—
Securities lending	254	—	—	—
Dividends from affiliated investments	—	2,120	2,601	3,920
Interest	—	—	330	111
Less foreign taxes withheld	(30,577)	(382)	(28,712)	(40)
Total investment income	303,748	24,279	221,427	126,094
Expenses
Investment management fees	85,103	12,329	15,718	13,247
Accounting and legal services fees	2,557	341	743	867
Transfer agent fees	4,832	5,042	5,042	5,042
Trustees’ fees	262	39	268	267
Custodian fees	17,458	13,765	25,090	27,737
Printing and postage	8,479	6,263	7,161	7,728
Professional fees	71,763	17,303	19,481	19,479
Licensing fees	—	12,500	—	—
Stock exchange listing fees	7,721	10,820	5,628	5,636
Other	1,956	1,385	5,675	5,583
Total expenses	200,131	79,787	84,806	85,586
Less expense reductions	(103,856)	(66,541)	(66,260)	(70,056)
Net expenses	96,275	13,246	18,546	15,530
Net investment income	207,473	11,033	202,881	110,564
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	449,213	(15,246)	(126,781)	(101,963)
Affiliated investments	(170)	30	23	10
Realized gain on investment not meeting investment restrictions	—	3,116	—	—
Realized loss on investments not meeting investment restrictions	—	(6,179)	—	—
Payment from investment advisor for loss on investments not meeting investment restrictions	—	6,179	—	—
Redemptions in kind	—	—	187,398	605,765
	449,043	(12,100)	60,640	503,812
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(231,907)	484,953	(169,563)	709,181
Affiliated investments	—	17	37	72
	(231,907)	484,970	(169,526)	709,253
Net realized and unrealized gain	217,136	472,870	(108,886)	1,213,065
Increase in net assets from operations	$424,609	$483,903	$93,995	$1,323,629
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	12

STATEMENTS OF CHANGES IN NET ASSETS

	Disciplined Value International Select ETF		Fundamental All Cap Core ETF		International High Dividend ETF
	Six months ended 10-31-24 (unaudited)	Period ended 4-30-24[1]	Six months ended 10-31-24 (unaudited)	Period ended 4-30-24[2]	Six months ended 10-31-24 (unaudited)	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$207,473	$268,433	$11,033	$6,352	$202,881	$303,415
Net realized gain (loss)	449,043	(540,006)	(12,100)	10,624	60,640	101,525
Change in net unrealized appreciation (depreciation)	(231,907)	1,503,868	484,970	405,766	(169,526)	565,359
Increase in net assets resulting from operations	424,609	1,232,295	483,903	422,742	93,995	970,299
Distributions to shareholders
From earnings	—	—	—	(4,154)	(290,426)	(319,370)
From fund share transactions
Shares issued	682,804	25,115,179	551,311	2,625,508	1,176,733	3,255,076
Shares repurchased	—	—	—	—	(1,177,934)	(2,231,770)
Total from fund share transactions	682,804	25,115,179	551,311	2,625,508	(1,201)	1,023,306
Total increase (decrease)	1,107,413	26,347,474	1,035,214	3,044,096	(197,632)	1,674,235
Net assets
Beginning of period	26,347,474	—	3,044,096	—	7,931,971	6,257,736
End of period	$27,454,887	$26,347,474	$4,079,310	$3,044,096	$7,734,339	$7,931,971
Share activity
Shares outstanding
Beginning of period	1,000,000	—	245,000	—	270,000	230,000
Shares issued	25,000	1,000,000	40,000	245,000	40,000	120,000
Shares repurchased	—	—	—	—	(40,000)	(80,000)
End of period	1,025,000	1,000,000	285,000	245,000	270,000	270,000

[1]	Period from 12-19-23 (commencement of operations) to 4-30-24.
[2]	Period from 11-1-23 (commencement of operations) to 4-30-24.
13	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	U.S. High Dividend ETF
	Six months ended 10-31-24 (unaudited)	Year ended 4-30-24
Increase (decrease) in net assets
From operations
Net investment income	$110,564	$209,047
Net realized gain	503,812	333,014
Change in net unrealized appreciation	709,253	606,285
Increase in net assets resulting from operations	1,323,629	1,148,346
Distributions to shareholders
From earnings	(114,371)	(196,133)
From fund share transactions
Shares issued	2,499,724	3,279,525
Shares repurchased	(2,549,251)	(3,000,834)
Total from fund share transactions	(49,527)	278,691
Total increase	1,159,731	1,230,904
Net assets
Beginning of period	7,863,615	6,632,711
End of period	$9,023,346	$7,863,615
Share activity
Shares outstanding
Beginning of period	250,000	240,000
Shares issued	70,000	110,000
Shares repurchased	(70,000)	(100,000)
End of period	250,000	250,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	14

Financial Highlights
DISCIPLINED VALUE INTERNATIONAL SELECT ETF

Period ended	10-31-24[1]	4-30-24[2]
Per share operating performance
Net asset value, beginning of period	$26.35	$25.00
Net investment income[3]	0.21	0.28
Net realized and unrealized gain (loss) on investments	0.23	1.07
Total from investment operations	0.44	1.35
Net asset value, end of period	$26.79	$26.35
Total return (%)[4]	1.66[5]	5.39[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44[6]	1.38[7]
Expenses including reductions	0.69[6]	0.69[7]
Net investment income	1.49[6]	3.11[6]
Portfolio turnover (%)[8]	35	29

[1]	Six months ended 10-31-24. Unaudited.
[2]	Period from 12-19-23 (commencement of operations) to 4-30-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
FUNDAMENTAL ALL CAP CORE ETF

Period ended	10-31-24[1]	4-30-24[2]
Per share operating performance
Net asset value, beginning of period	$12.42	$10.12
Net investment income[3]	0.04	0.03
Net realized and unrealized gain (loss) on investments	1.85	2.29
Total from investment operations	1.89	2.32
Less distributions
From net investment income	—	(0.02)
Net asset value, end of period	$14.31	$12.42
Total return (%)[4]	15.20[5]	22.97[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	4.35[6]	4.76[7]
Expenses including reductions	0.72[6]	0.72[7]
Net investment income	0.60[6]	0.48[6]
Portfolio turnover (%)[8]	11	10

[1]	Six months ended 10-31-24. Unaudited.
[2]	Period from 11-1-23 (commencement of operations) to 4-30-24.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
15	JOHN HANCOCK ACTIVE EQUITY ETFS |	SEE NOTES TO FINANCIAL STATEMENTS

INTERNATIONAL HIGH DIVIDEND ETF

Period ended	10-31-24[1]	4-30-24	4-30-23[2]
Per share operating performance
Net asset value, beginning of period	$29.38	$27.21	$24.91
Net investment income[3]	0.75	1.21	0.59[4]
Net realized and unrealized gain (loss) on investments	(0.40)	2.30	1.85
Total from investment operations	0.35	3.51	2.44
Less distributions
From net investment income	(1.08)	(1.34)	(0.14)
Net asset value, end of period	$28.65	$29.38	$27.21
Total return (%)[5]	1.17[6]	13.39	9.79[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.11[7]	2.35	1.65[8]
Expenses including reductions	0.46[7]	0.46	0.46[8]
Net investment income	5.05[7]	4.39	6.11[4,7]
Portfolio turnover (%)[9]	21	20	5

[1]	Six months ended 10-31-24. Unaudited.
[2]	Period from 12-20-22 (commencement of operations) to 4-30-23.
[3]	Based on average daily shares outstanding.
[4]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.08 and 0.81%, respectively.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
U.S. HIGH DIVIDEND ETF

Period ended	10-31-24[1]	4-30-24	4-30-23[2]
Per share operating performance
Net asset value, beginning of period	$31.45	$27.64	$24.95
Net investment income[3]	0.42	0.84	0.49
Net realized and unrealized gain (loss) on investments	4.66	3.75	2.61
Total from investment operations	5.08	4.59	3.10
Less distributions
From net investment income	(0.44)	(0.78)	(0.41)
Net asset value, end of period	$36.09	$31.45	$27.64
Total return (%)[4]	16.19[5]	16.89	12.45[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[6]	1.97	1.56[7]
Expenses including reductions	0.34[6]	0.34	0.34[7]
Net investment income	2.43[6]	2.84	3.01[6]
Portfolio turnover (%)[8]	18	18	15

[1]	Six months ended 10-31-24. Unaudited.
[2]	Period from 9-27-22 (commencement of operations) to 4-30-23.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK ACTIVE EQUITY ETFS	16

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (the funds).
The investment objective of Disciplined Value International Select ETF is to seek long-term capital growth.
The investment objective of Fundamental All Cap Core ETF is to seek long-term capital appreciation.
The investment objective of International High Dividend ETF and U.S. High Dividend ETF is to seek a high level of current income. Long-term growth of capital is a secondary objective for each fund.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the funds use the following valuation techniques:Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
17	JOHN HANCOCK ACTIVE EQUITY ETFS |

During the six months ended October 31, 2024, Fundamental All Cap Core ETF realized a gain of $3,116 and a loss of $6,179 on the disposal of investments not meeting the fund’s investment guidelines. The realized loss was reimbursed by the subadvisor.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations. As of October 31, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2024, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended October 31, 2024 were as follows:
Fund	Commitment fee
International High Dividend ETF	$708
U.S. High Dividend ETF	711
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK ACTIVE EQUITY ETFS	18

For federal income tax purposes, as of April 30, 2024, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2024:
	No Expiration Date
Fund	Short Term	Long Term
Disciplined Value International Select ETF	$540,218	—
International High Dividend ETF	197,409	$29,182
U.S. High Dividend ETF	254,238	62,412
As of April 30, 2024, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2024, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Disciplined Value International Select ETF	$25,536,925	$2,001,083	$(725,997)	$1,275,086
Fundamental All Cap Core ETF	3,212,042	914,044	(24,106)	889,938
International High Dividend ETF	7,044,597	885,638	(228,755)	656,883
U.S. High Dividend ETF	7,300,757	1,835,360	(84,402)	1,750,958
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. International High Dividend ETF and U.S. High Dividend ETF generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and redemptions-in-kind.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below.
The management fee structure is as follows:
- Disciplined Value International Select ETF - 0.61% of average daily net assets
- Fundamental All Cap Core ETF - (a) 0.675% of the first 2.5 billion of aggregate daily net assets; and (b) 0.65% of the excess over 2.5 billion of aggregate daily net assets. Aggregate net assets include the fund and JHF II Fundamental All Cap Core Fund and JHVIT Fundamental All Cap Core Trust.
- International High Dividend ETF - 0.39% of average daily net assets
- U.S. High Dividend ETF - 0.29% of average daily net assets
The Advisor has subadvisory agreements with the organizations described below:
Fund	Subadvisor(s)
Disciplined Value International Select ETF	Boston Partners Global Investors, Inc.
Fundamental All Cap Core ETF International High Dividend ETF U.S. High Dividend ETF	Manulife Investment Management (US) LLC[1]
[1]	An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
19	JOHN HANCOCK ACTIVE EQUITY ETFS |

Expense reimbursements. The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Disciplined Value International Select ETF	0.69%
Fundamental All Cap Core ETF	0.72%
Fund	Expense limitation as a percentage of average net assets
International High Dividend ETF	0.46%
U.S. High Dividend ETF	0.34%

Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. The funds’ expense limitation agreement expires on August 31, 2025, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended October 31, 2024, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended October 31, 2024, the expense reductions described above amounted to the following:
Fund	Expense reimbursement
Disciplined Value International Select ETF	$103,856
Fundamental All Cap Core ETF	66,541
Fund	Expense reimbursement
International High Dividend ETF	$66,260
U.S. High Dividend ETF	70,056

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2024, were equivalent to a net annual effective rate of the fund’s average daily net assets as follows:
Fund	Net Annual Effective Rate
Disciplined Value International Select ETF	0.00%
Fundamental All Cap Core ETF	0.00%
Fund	Net Annual Effective Rate
International High Dividend ETF	0.00%
U.S. High Dividend ETF	0.00%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2024, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 25,000, 5,000, 10,000 and 10,000 shares for Disciplined Value International Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF, and U.S. High Dividend ETF, respectively.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. These charges, if any, are included in shares issued or repurchased on the Statements of Changes in Net Assets.
| JOHN HANCOCK ACTIVE EQUITY ETFS	20

Affiliates of Disciplined Value International Select ETF, Fundamental All Cap Core ETF, International High Dividend ETF, and U.S. High Dividend ETF owned 58%, 65%, 70%, and 76%, respectively, of shares of the fund on October 31, 2024. Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to for the six months ended October 31, 2024. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2024:
	Purchases		Sales
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Disciplined Value International Select ETF	$613,300	$9,435,489	—	$9,542,441
Fundamental All Cap Core ETF	482,723	472,901	—	382,673
International High Dividend ETF	1,120,247	1,664,048	$957,616	1,858,251
U.S. High Dividend ETF	2,464,243	1,622,955	2,149,875	2,005,350
Note 7—Industry or sector risk
The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. Investments in the technology sector may be susceptible to heightened risk of cybersecurity breaches, which may allow an unauthorized party to gain access to personally identifiable information and other customer data.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International Select ETF
John Hancock Collateral Trust	—	—	$3,129,990	$(3,129,820)	$(170)	—	$254	—	—
Fundamental All Cap Core ETF
John Hancock Collateral Trust	5,293	$35,601	$317,895	$(300,602)	$30	$17	$2,120	—	$52,941
International High Dividend ETF
John Hancock Collateral Trust	7,536	$111,025	$1,147,512	$(1,183,216)	$23	$37	$2,601	—	$75,381
U.S. High Dividend ETF
John Hancock Collateral Trust	15,855	$106,654	$299,505	$(247,641)	$10	$72	$3,920	—	$158,600
21	JOHN HANCOCK ACTIVE EQUITY ETFS |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) with respect to each of the portfolios of the Trust included in this report (the Funds).  The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28 – May 30, 2024. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds it manages. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
| JOHN HANCOCK ACTIVE EQUITY ETFS	22

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark or is being monitored and reasonably addressed, where appropriate as noted in Appendix A.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each Fund;
23	JOHN HANCOCK ACTIVE EQUITY ETFS |

(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fee is paid by the Advisor;
(j)noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund’s use of its Underlying Index;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
| JOHN HANCOCK ACTIVE EQUITY ETFS	24

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.
The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark or is being monitored and reasonably addressed, where appropriate as noted in Appendix A;
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
25	JOHN HANCOCK ACTIVE EQUITY ETFS |

APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
International High Dividend ETF (Manulife Investment Management (US) LLC)	Benchmark Index – The fund outperformed for the one-year period and for the period since December 31, 2022.
Morningstar Category – The fund outperformed the peer group median for the one-year period and for the period since December 31, 2022.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board noted the fund’s favorable performance relative to the the benchmark index and to the peer group median for the one-year period and for the period since December 31, 2022.
The Board also noted the relatively limited performance history of the fund.
U.S. High Dividend ETF (Manulife Investment Management (US) LLC)	Benchmark Index - The fund outperformed for the one-year period and for the period since September 30, 2022.
Morningstar Category - The fund outperformed the peer group median for the one-year period and for the period since September 30, 2022.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board noted the fund’s favorable performance relative to the benchmark index and to the peer group median for the one-year period and for the period since September 30, 2022.
The Board also noted the relatively limited performance history of the fund.
| JOHN HANCOCK ACTIVE EQUITY ETFS	26

John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Active Equity ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETFAE-SA 10/2024
12/2024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	December 11, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	December 11, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer
Date:	December 11, 2024